REGISTRATION STATEMENT NO.333-65500
                                                                       811-07463

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

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                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

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                                  One Cityplace
                        Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS PREMIER ADVISERS II ANNUITY PROSPECTUS:
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PREMIER ADVISERS II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

JANUS ASPEN SERIES                                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CONT'D)
   Balanced Portfolio -- Service Shares                            Global Value Equity Portfolio, Class I
   Capital Appreciation Portfolio -- Service Shares                Mid Cap Growth Portfolio, Class I
   Mid Cap Value Portfolio -- Service Shares                       Small Company Growth Portfolio, Class II
   Worldwide Growth Portfolio -- Service Shares                    Technology Portfolio, Class I
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        U.S. Mid Cap Value Portfolio, Class I
   All Cap Fund -- Class I                                         U.S. Real Estate Securities Portfolio, Class I
   High Yield Bond Fund -- Class I                                 Value Portfolio, Class I
   Investors Fund -- Class I                                    VAN KAMPEN LIFE INVESTMENT TRUST
   Small Cap Growth Fund -- Class I                                Comstock Portfolio Class II Shares
   Strategic Bond Fund -- Class I                                  Emerging Growth Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                                         Enterprise Portfolio Class II Shares
   Equity Income Portfolio                                         Government Portfolio Class II Shares
   Large Cap Portfolio                                             Growth and Income Portfolio Class II Shares
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                            Money Market Portfolio Class II Shares
   Core Plus Fixed Income Portfolio, Class II                   VARIABLE INSURANCE PRODUCTS FUND II
   Emerging Markets Equity Portfolio, Class I                      Contrafund(R)Portfolio -- Service Class 2
   Equity and Income Portfolio, Class II                        VARIABLE INSURANCE PRODUCTS FUND III
   Equity Growth Portfolio, Class I                                Mid Cap Portfolio -- Service Class 2
   Global Franchise Portfolio, Class II

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The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.............................................     3    The Annuity Period...................................      37
Summary..............................................     5       Maturity Date.....................................      37
Fee Table............................................     9       Allocation of Annuity.............................      37
Condensed Financial Information......................    13       Variable Annuity..................................      37
The Annuity Contract.................................    14       Fixed Annuity.....................................      38
   Contract Owner Inquiries..........................    15    Payment Options......................................      38
   Purchase Payments.................................    15       Election of Options...............................      38
   Accumulation Units................................    15       Annuity Options...................................      39
   The Variable Funding Options......................    15       Income Options....................................      39
The Fixed Account....................................    18       Variable Liquidity Benefit........................      39
Charges and Deductions...............................    18    Miscellaneous Contract Provisions....................      40
   General...........................................    18       Right to Return...................................      40
   Withdrawal Charge.................................    19       Termination.......................................      40
   Free Withdrawal Allowance.........................    20       Required Reports..................................      40
   Administrative Charges............................    20       Suspension of Payments............................      40
   Mortality and Expense Risk Charge.................    20    The Separate Accounts................................      40
   Enhanced Stepped-Up Provision Charge..............    20       Performance Information...........................      41
   Guaranteed Minimum Withdrawal Benefit                       Federal Tax Considerations...........................      41
     Charge..........................................    21       General Taxation of Annuities.....................      41
   Guaranteed Minimum Accumulation Benefit                        Types of Contracts: Qualified and Non-qualified...      42
     Charge..........................................    21       Qualified Annuity Contracts.......................      42
   Variable Liquidity Benefit Charge.................    21         Taxation of Qualified Contracts.................      42
   Variable Funding Option Expenses..................    21         Mandatory Distributions for Qualified Plans.....      42
   Premium Tax.......................................    21       Non-qualified Annuity Contracts...................      43
   Changes in Taxes Based upon                                      Diversification Requirements for
     Premium or Value................................    21           Variable Annuities............................      43
Transfers............................................    21         Ownership of the Investments....................      43
   Dollar Cost Averaging.............................    23         Taxation of Death Benefit Proceeds..............      44
Access to Your Money.................................    23       Other Tax Considerations..........................      44
   Systematic Withdrawals............................    24         Treatment of Charges for Optional Benefits......      44
   Loans.............................................    24         Penalty Tax for Premature Distributions.........      44
Ownership Provisions.................................    24         Puerto Rico Tax Considerations..................      44
   Types of Ownership................................    24         Non-Resident Aliens.............................      44
     Contract Owner..................................    24    Other Information....................................      44
     Beneficiary.....................................    24       The Insurance Companies...........................      44
     Annuitant.......................................    25       Financial Statements..............................      45
Death Benefit........................................    25       Distribution of Variable Annuity Contracts........      45
   Death Proceeds before the Maturity Date...........    25       Conformity with State and Federal Laws............      46
   Enhanced Stepped-Up Provision.....................    26       Voting Rights.....................................      46
   Payment of Proceeds...............................    27       Restrictions on Financial Transactions............      46
   Spousal Contract Continuance......................    28       Legal Proceedings and Opinions....................      46
   Beneficiary Contract Continuance..................    29    Appendix A: Condensed Financial Information for
   Planned Death Benefit.............................    29       The Travelers Fund ABD for Variable Annuities.....     A-1
   Death Proceeds after the Maturity Date............    29    Appendix B: Condensed Financial Information for
 Living Benefits.....................................    30       The Travelers Fund ABD II for Variable Annuities..     B-1
   Guaranteed Minimum Withdrawal Benefit.............    30    Appendix C: The Fixed Account........................     C-1
   Guaranteed Minimum Accumulation Benefit...........    31    Appendix D: Contents of the Statement of
                                                                  Additional Information............................     D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS PREMIER ADVISERS II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine if you may purchase this contract and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.35%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. (Please refer to "Payment Options" for a description of this benefit.)

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................       6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

VARIABLE LIQUIDITY BENEFIT CHARGE...............................6%(2)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...........................$30(3)

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(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               2 years                6%
        2 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
       7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

           YEARS SINCE INITIAL                   WITHDRAWAL
             PURCHASE PAYMENT                      CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               2 years                6%
        2 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
       7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.35% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the optional features you select


Mortality and Expense Risk Charge................................................        1.35%
Administrative Expense Charge....................................................        0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.........        1.50%
Optional E.S.P. Charge...........................................................        0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..................        1.70%
Optional GMAB Charge............................................................         0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED....................        2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(4)...........        2.20%
Maximum GMWB Charge..............................................................        1.00%(5)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY SELECTED....................        2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB SELECTED..............        2.70%


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(4) GMAB and GMWB cannot both be elected.
(5) The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....               0.82%                          4.98%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER        OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT        EXPENSES
----------------              --------------   ------------   ---------  -------------  ---------------      ----------
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*........      0.65%           0.25%         0.02%        0.92%            --                 0.92%
   Capital Appreciation
     Portfolio --
     Service Shares*........      0.65%           0.25%         0.03%        0.93%            --                 0.93%
   Mid Cap Value Portfolio
     -- Service Shares*.....      0.65%           0.25%         1.00%        1.90%            --                  --(1)
   Worldwide Growth
     Portfolio --
     Service Shares*........      0.65%           0.25%         0.06%        0.96%            --                 0.96%



                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                  TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER        OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT        EXPENSES
----------------              --------------   ------------   ---------  -------------  ---------------      ----------
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I..      0.85%            --           0.13%        0.98%            --                 0.98%
   High Yield Bond Fund --
     Class I................      0.75%            --           0.26%        1.01%            --                   --(9)
   Investors Fund -- Class I      0.70%            --           0.12%        0.82%            --                 0.82%
   Small Cap Growth Fund --
     Class I................      0.75%            --           0.51%        1.26%            --                 1.26%
   Strategic Bond Fund --
     Class I................      0.75%            --           0.28%        1.03%            --                   --(9)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio..      0.75%            --           0.12%        0.87%            --                 0.87%(2)
   Large Cap Portfolio......      0.75%            --           0.11%        0.86%            --                 0.86%(2)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Core Plus Fixed Income
     Portfolio, Class II*...      0.40%           0.35%         0.33%        1.08%            --                   --(9)
   Emerging Markets Equity
     Portfolio, Class I.....      1.25%            --           0.62%        1.87%            --                   --(9)
   Equity and Income
     Portfolio, Class II*...      0.60%           0.35%         0.92%        1.87%            --                   --(9)
   Equity Growth Portfolio,
     Class I................      0.55%            --           0.39%        0.94%            --                   --(9)
   Global Franchise
     Portfolio Class II*....      0.80%           0.35%         2.07%        3.22%            --                   --(9)
   Global Value Equity
     Portfolio, Class I.....      0.80%            --           0.48%        1.28%            --                   --(9)
   Mid Cap Growth
     Portfolio, Class I.....      0.75%            --           0.58%        1.33%            --                   --(9)
   Small Company Growth
     Portfolio, Class II*...      0.95%           0.35%          --          4.98%            --                   --(9)
   Technology Portfolio,
     Class I................      0.80%            --           0.53%        1.33%            --                   --(9)
   U.S. Mid Cap Value
     Portfolio, Class I.....      0.75%            --           0.37%        1.12%            --                   --(9)
   U.S. Real Estate
     Securities Portfolio,
     Class I................      0.80%            --           0.31%        1.11%            --                   --(9)
   Value Portfolio, Class I.      0.55%            --           0.44%        0.99%            --                   --(9)
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares*.......      0.60%           0.25%         0.05%        0.90%            --                 0.90%
   Emerging Growth
     Portfolio Class II
     Shares*................      0.70%           0.25%         0.07%        1.02%            --                 1.02%
   Enterprise Portfolio
     Class II Shares*.......      0.50%           0.25%         0.14%        0.89%            --                   --(3)
   Government Portfolio
     Class II Shares*.......      0.50%           0.25%         0.13%        0.88%            --                   --(4)
   Growth and Income
     Portfolio Class II
     Shares*................      0.60%           0.25%         0.06%        0.91%            --                 0.91%
   Money Market Portfolio
     Class II Shares*.......      0.50%           0.25%         0.19%        0.94%            --                   --(5)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.10%        0.93%            --                   --(6)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.12%        0.95%            --                   --(6)


--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES
 (1) Included in "Other Expenses" is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing , or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

 (2) Fund has a voluntary waiver of 0.95%. "Other Expenses" include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (3) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% for Class II. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (4) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% for Class II Shares. For the year ended December 31, 2003, the Adviser voluntarily waived $52,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (5) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% for Class II Shares. For the year ended December 31, 2003, the Adviser waived $62,439 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (8) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
       --------------                                                          ------------------------  ------------------------
       Mid Cap Value Portfolio -- Service Shares...........................             0.40%                     1.50%
       High Yield Bond Fund -- Class I.....................................             0.01%                     1.00%
       Strategic Bond Fund -- Class I......................................             0.03%                     1.00%
       Core Plus Fixed Income Portfolio, Class II..........................             0.13%                     0.95%
       Emerging Markets Equity Portfolio, Class I *........................             0.09%                     1.78%
       Equity and Income Portfolio, Class II...............................             0.87%                     1.00%
       Equity Growth Portfolio, Class I....................................             0.09%                     0.85%
       Global Franchise Portfolio Class II Shares..........................             2.02%                     1.20%
       Global Value Equity Portfolio, Class I..............................             0.13%                     1.15%
       Mid Cap Growth Portfolio, Class I...................................             0.28%                     1.05%
       Small Company Growth Portfolio, Class II............................             3.73%                     1.25%
       Technology Portfolio, Class I.......................................             0.18%                     1.15%
       U.S. Mid Cap Value Portfolio, Class I...............................             0.07%                     1.05%
       U.S. Real Estate Securities Portfolio, Class I......................             0.01%                     1.10%
       Value Portfolio, Class I............................................             0.14%                     0.85%
       Enterprise Portfolio Class II Shares................................             0.04%                     0.85%
       Government Portfolio Class II Shares................................             0.03%                     0.85%
       Money Market Portfolio Class II Shares..............................             0.09%                     0.85%


      *Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).


                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN:       ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                           -------- ---------  --------- --------- --------  --------- ---------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    956      1583       2232      3803      356       1083      1832       3803
Underlying Fund with Maximum Total
Annual Operating Expenses..............   1359      2716       3996      6733      759       2216      3596       6733



EXAMPLE 2 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).


                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN:       ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                           -------- ---------  --------- --------- --------  --------- ---------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    896      1407       1944      3255      296       907       1544       3255
Underlying Fund with Maximum Total
Annual Operating Expenses..............   1302      2562       3765      6393      702       2062      3365       6393



EXAMPLE 3 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.


                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN:       ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                           -------- ---------  --------- --------- --------  --------- ---------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    906        1437       1993      3349    306       937       1593       3349
Underlying Fund with Maximum Total
Annual Operating Expenses..............   1311        2588       3804      6451    711       2088      3404       6541


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Premier Advisers II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine if you can purchase the contract and which optional features are available to you.


                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
-----------------------------------------------    -------------------------------------------------------
Standard Death Benefit                                                     Age 85
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation, tenure and brand recognition, performance and the capability and qualification of each sponsoring investment advisory firm. Another factor the Company considers during the initial selection process of an Underlying Fund is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company and/or its affiliate for providing administrative, marketing and other support services for the Underlying Fund.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund if the Company determines the Underlying Fund no longer meets the criteria and/or if the Underlying Fund has not attracted significant client assets. In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As mentioned above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund's assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,              Janus Capital Management LLC
     Shares                               consistent with preservation of capital      ("Janus")
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Capital Appreciation Portfolio --      Seeks long-term growth of capital. The       Janus
     Service Shares                       Fund normally invests in common stocks
                                          selected for their growth potential.

   Mid Cap Value Portfolio --             Seeks capital appreciation. The Fund
     Service Shares                       normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner          Janus
     Service Shares                       consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         Salomon Brothers Asset Management
                                          normally invests in common stocks and        ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with the       SBAM
                                          preservation of capital. The Fund
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments.



                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Investors Fund -- Class I              Seeks long term growth of capital.           SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return               SBAM
                                          consistent with the preservation of
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund            Travelers Asset Management
                                          normally invests in equity securities        International Company LLC ("TAMIC")
                                          with a focus on income producing             Subadviser: Fidelity Management &
                                          equities.                                    Research Company ("FMR")

   Large Cap Portfolio                    Seeks long term growth of capital. The       TAMIC
                                          Fund normally invests in the securities      Subadviser:FMR
                                          of companies with large market
                                          capitalizations.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Core Plus Fixed Income Portfolio,      Seeks above-average total return over a      Morgan Stanley Investment
     Class II                             market cycle of three to five years.         Management Inc. ("Morgan Stanley")
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.

   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity and Income Portfolio,           Seeks both capital appreciation and          Morgan Stanley
     Class II                             current income. The Fund normally
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.

   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Franchise Portfolio             Seeks long-term capital appreciation.        Morgan Stanley
     ClassII                              The Fund normally invests in equity
                                          securities of issuers located
                                          throughout the world believed to have,
                                          among other things, resilient business
                                          franchises and growth potential.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in equity
                                          securities of issuers throughout the
                                          world, including U.S. issuers.

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Small Company Growth Portfolio,        Seeks long-term capital appreciation.        Morgan Stanley
     Class II                             The Fund normally invests in
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.

   Technology Portfolio, Class I          Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in equity
                                          securities of companies expected to
                                          benefit from their involvement in
                                          technology and technology related
                                          industries.

   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.



                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley
     Portfolio, Class I                   long-term capital appreciation. The
                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley
                                          market cycle of three to five years.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The         Van Kampen Asset Management Inc.
                                          Fund normally invests in common and          ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          emerging growth companies.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

   Government Portfolio Class II          Seeks high current return consistent         Van Kampen
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.

   Growth and Income Portfolio            Seeks long-term growth of capital and        Van Kampen
     Class II Shares                      income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio Class II        Seeks protection of capital and high         Van Kampen
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.        FMR
     Class 2                              The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service           Seeks long term growth of capital. The       FMR
     Class 2                              Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts;

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners,

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     o    administration of the annuity options available under the Contracts;
          and

     o    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                YEARS SINCE PURCHASE                  WITHDRAWAL
                     PAYMENT MADE                       CHARGE
     ------------------------------------------- ----------------------
     GREATER THAN OR EQUAL TO   BUT LESS THAN
             0 years               2 years                6%
             2 years               4 years                5%
             4 years               5 years                4%
             5 years               6 years                3%
             6 years               7 years                2%
             7 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis) then;

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    if an annuity payout has begun

     o due to a minimum distribution under our minimum distribution rules then in effect

     o    if an income option of at least five year's duration is begun.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.35% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                   YEARS SINCE INITIAL                     WITHDRAWAL
                    PURCHASE PAYMENT                         CHARGE
       --------------------------------------------  -----------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years                2 years                 6%
                2 years                4 years                 5%
                4 years                5 years                 4%
                5 years                6 years                 3%
                6 years                7 years                 2%
                7+ years                                       0%

(Please refer to Payment Options for a description of this benefit.)

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading activity, or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

          o    the death benefit will not be payable upon the Annuitant's death

          o    the Contingent Annuitant becomes the Annuitant

          o    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans not previously deducted.

     (1)  the Contract Value on the Death Report Date

     (2) the total Purchase Payments less the total of any partial withdrawals made under the Contract or

     (3)  the step-up value (if any, as described below).

STEP-UP VALUE. A step-up value will be established on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1)  the Contract Value on the Death Report Date or

     (2) the total Purchase Payments less the total amount of any partial withdrawals, made under the Contract.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),      Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       CONTRACT OWNER'S            receive the distribution.
                                       estate.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),      Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       CONTRACT OWNER'S            receive the distribution.
                                       estate.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                 Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),      Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or, if none, to the         continue the Contract rather than
                                       surviving joint owner.      receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint         Unless the spousal beneficiary          Yes
THE ANNUITANT)                         owner.                      elects to continue the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),      Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the         continue the contract.
                                       surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   receive the proceeds or to
                                                                   continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),      Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the          continue the Contract rather than
                                       Contract Owner.             receive the distribution.

                                                                   Or, if there is a CONTINGENT
                                                                   ANNUITANT, then the CONTINGENT
                                                                   ANNUITANT becomes the ANNUITANT
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original MATURITY DATE). The
                                                                   proceeds will then be paid upon
                                                                   the death of the CONTINGENT
                                                                   ANNUITANT or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner                                                 Yes
OWNER)                                 who is the ANNUITANT"
                                       above.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                  Annuitant is
                                                                                                           treated as death
                                                                                                           of the owner in
                                                                                                           these circumstances.)
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                     The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------------


--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump-sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:


  ----------------------------------------------------------------------------------------------------------------------------------
                                  ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
  ----------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT           RBB                AWB (5%)        CONTRACT            RBB              AWB (5%)
                        VALUE                                                 VALUE
  ----------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
 ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
  ----------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
  ----------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER                     $91,304               $4,565                           $88,235             $4,412
  WITHDRAWAL,
  CONTRACT
  YEAR                             [100,000 - (100,000     [5,000 - (5,000               [100,000 - (100,000    [5,000 - (5,000
  TWO                    $105,000    x10,000/115,000)]     x10,000/115,000)]   $75,000     x10,000/85,000)]     x10,000/85,000)]
  ----------------------------------------------------------------------------------------------------------------------------------

  ----------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL SURRENDER
  REDUCTION)            $10,000          $8,696                $435           $10,000          $11,765              $588
  ----------------------------------------------------------------------------------------------------------------------------------


   Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

   If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

          o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

          o The total annual payment amount will equal the AWB and will never exceed your RBB, and

          o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE


                     ----------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ----------------------------------------------------------------------------------------------------------
                                            BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE       AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT          BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT


                     ----------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ----------------------------------------------------------------------------------------------------------
                                                             BASE                                                   BASE
                                           PURCHASE       CALCULATION                           PURCHASE         CALCULATION
                       CONTRACT VALUE      PAYMENT          AMOUNT          CONTRACT VALUE      PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT


                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------



                             --------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                       CLASS B SUBACCOUNTS/
                                                                                                    UNDERLYING FUNDS
JANUS ASPEN SERIES                          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          SALOMON BROTHERS VARIABLE SERIES
Balanced Portfolio -- Service Shares        (CONTINUED)                                      FUNDS INC.
Capital Appreciation Portfolio --           Global Franchise Portfolio Class II Shares       High Yield Bond Fund -- Class I
Service Shares                              Global Value Equity Portfolio, Class I           Strategic Bond Fund -- Class I
Mid Cap Value Portfolio -- Service Shares   Mid Cap Growth Portfolio, Class I                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Worldwide Growth Portfolio --               Small Company Growth Portfolio, Class II         Core Plus Fixed Income Portfolio,
Service Shares                              Technology Portfolio, Class I                    Class II
SALOMON BROTHERS VARIABLE SERIES            U.S. Mid Cap Value Portfolio, Class I            VAN KAMPEN LIFE INVESTMENT TRUST
FUNDS INC.                                  U.S. Real Estate Securities Portfolio, Class I   Government Portfolio Class II Shares
All Cap Fund -- Class I                     Value Portfolio, Class I                         Money Market Portfolio Class II Shares
Investors Fund -- Class I                   VAN KAMPEN LIFE INVESTMENT TRUST
Small Cap Growth Fund -- Class I            Comstock Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                  Emerging Growth Portfolio Class II Shares
Equity Income Portfolio                     Enterprise Portfolio Class II Shares
Large Cap Portfolio                         Growth and Income Portfolio Class II Shares
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.     VARIABLE INSURANCE PRODUCTS FUND II
Emerging Markets Equity Portfolio, Class I  Contrafund(R) Portfolio -- Service Class 2
Equity and Income Portfolio, Class II       VARIABLE INSURANCE PRODUCTS FUND III
Equity Growth Portfolio, Class I            Mid Cap Portfolio -- Service Class 2


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the Spousal Contract Continuance or Beneficiary Contract Continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later. (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B) where (A) equals the present value of remaining certain payments and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Travelers Fund ABD and Travelers Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMWB or GMAB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate

Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Morgan Stanley, the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.983           1.101                 659,001
                                                               2002        1.069           0.983                 429,691
                                                               2001        1.000           1.069                  32,747

   Capital Appreciation Portfolio --
   Service Shares (5/01)....................................   2003        0.941           1.115                 115,959
                                                               2002        1.137           0.941                  95,080
                                                               2001        1.000           1.137                   1,633

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2003        1.000           1.342                 112,389

   Strategic Value Portfolio -- Service Shares (5/01).......   2003        0.854           0.885                       -
                                                               2002        1.132           0.854                  78,612
                                                               2001        1.000           1.132                   3,056

   Worldwide Growth Portfolio --
   Service Shares (5/01)....................................   2003        0.855           1.042                 286,804
                                                               2002        1.168           0.855                 166,807
                                                               2001        1.000           1.168                   3,205

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        0.833           1.141               1,076,809
                                                               2002        1.128           0.833                 730,292
                                                               2001        1.000           1.128                  18,152

   High Yield Bond Fund -- Class I (8/98)...................   2003        1.098           1.343                 336,397
                                                               2002        1.038           1.098                 114,014
                                                               2001        1.000           1.038                   8,264


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Investors Fund -- Class I (6/98).........................   2003        0.860           1.121                 190,653
                                                               2002        1.135           0.860                 151,714
                                                               2001        1.000           1.135                  44,862

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.808           1.185                 501,599
                                                               2002        1.257           0.808                 333,751
                                                               2001        1.000           1.257                  14,064

   Strategic Bond Fund -- Class I (8/98)....................   2003        1.088           1.214                 999,675
                                                               2002        1.015           1.088                 909,386
                                                               2001        1.000           1.015                   9,594

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2003        0.959           1.239               1,123,955
                                                               2002        1.131           0.959                 921,039
                                                               2001        1.000           1.131                  17,656

   Large Cap Portfolio (12/96)..............................   2003        0.866           1.064                 478,656
                                                               2002        1.139           0.866                 259,390
                                                               2001        1.000           1.139                  11,464

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        0.872           1.016                      --
                                                               2002        1.076           0.872                  35,132
                                                               2001        1.000           1.076                   1,855

   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2003        1.000           1.011                   9,977

   Emerging Markets Equity Portfolio, Class I (11/98).......   2003        1.142           1.684                  50,634
                                                               2002        1.272           1.142                  19,241
                                                               2001        1.000           1.272                      --

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.161                  13,869

   Equity Growth Portfolio, Class I (5/01)..................   2003        0.830           1.021                 261,981
                                                               2002        1.168           0.830                 163,726
                                                               2001        1.000           1.168                  12,000

   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.223                  36,135


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Global Value Equity Portfolio, Class I (6/98)............   2003        0.902           1.146                 404,919
                                                               2002        1.101           0.902                 326,202
                                                               2001        1.000           1.101                  23,629

   Mid Cap Growth Portfolio, Class I (5/01).................   2003        0.801           1.119                 371,826
                                                               2002        1.181           0.801                 111,958
                                                               2001        1.000           1.181                   7,226

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.360                      --

   Technology Portfolio, Class I (5/01).....................   2003        0.679           0.988                  74,734
                                                               2002        1.350           0.679                  23,288
                                                               2001        1.000           1.350                  10,093

   U.S. Mid Cap Core Portfolio, Class I (6/98)..............   2003        0.861           1.201                 855,019
                                                               2002        1.215           0.861                 772,419
                                                               2001        1.000           1.215                  34,947

   U.S. Real Estate Portfolio, Class I (10/98)..............   2003        1.078           1.461                 445,634
                                                               2002        1.103           1.078                 332,514
                                                               2001        1.000           1.103                   9,591

   Value Portfolio, Class I (7/98)..........................   2003        0.886           1.170                 108,739
                                                               2002        1.155           0.886                  84,230
                                                               2001        1.000           1.155                   9,571

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.869           1.120               2,318,331
                                                               2002        1.095           0.869               1,768,217
                                                               2001        1.000           1.095                 123,837

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        0.753           0.942                 737,160
                                                               2002        1.135           0.753                 571,673
                                                               2001        1.000           1.135                  42,302

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        0.825           1.022                 132,777
                                                               2002        1.189           0.825                  55,429
                                                               2001        1.000           1.189                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Government Portfolio -- Class II Shares (12/00)..........   2003        1.075           1.075               2,616,550
                                                               2002        0.998           1.075               1,867,764
                                                               2001        1.000           0.998                  66,638

   Growth and Income Portfolio --
   Class II Shares (12/00)..................................   2003        0.937           1.179               1,661,003
                                                               2002        1.116           0.937               1,158,525
                                                               2001        1.000           1.116                  27,731

   Money Market Portfolio -- Class II Shares (12/00)........   2003        0.995           0.984               1,737,839
                                                               2002        1.001           0.995               2,018,647
                                                               2001        1.000           1.001                 380,393

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.997           1.259                 601,657
                                                               2002        1.120           0.997                 380,935
                                                               2001        1.000           1.120                   1,337

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.997           1.358                 283,844
                                                               2002        1.125           0.997                 119,005
                                                               2001        1.000           1.125                   1,211


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.10%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Janus Aspen Series

   Balanced Portfolio -- Service Shares (5/01)..............   2003        1.000           1.137                  43,834

   Capital Appreciation Portfolio --
   Service Shares (5/01)....................................   2003        1.000           1.218                      --

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2003        1.000           1.337                   8,200

   Strategic Value Portfolio -- Service Shares (5/01).......   2003        1.000           1.066                      --

   Worldwide Growth Portfolio --
   Service Shares (5/01)....................................   2003        1.000           1.284                   1,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.000           1.403                   8,114

   High Yield Bond Fund -- Class I (8/98)...................   2003        1.000           1.199                  22,248

   Investors Fund -- Class I (6/98).........................   2003        1.000           1.342                   1,784

   Small Cap Growth Fund -- Class I (5/01)..................   2003        1.000           1.551                   1,475

   Strategic Bond Fund -- Class I (8/98)....................   2003        1.000           1.098                  59,183

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2003        1.000           1.352                  43,144

   Large Cap Portfolio (12/96)..............................   2003        1.000           1.257                   3,817

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        1.000           1.218                      --

   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2003        1.000           1.007                  23,100

   Emerging Markets Equity Portfolio, Class I (11/98).......   2003        1.000           1.495                   4,316

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.156                      --

   Equity Growth Portfolio, Class I (5/01)..................   2003        1.000           1.259                  20,016


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.219                  17,053

   Global Value Equity Portfolio, Class I (6/98)............   2003        1.000           1.355                   4,874

   Mid Cap Growth Portfolio, Class I (5/01).................   2003        1.000           1.416                      --

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.355                   7,765

   Technology Portfolio, Class I (5/01).....................   2003        1.000           1.411                     733

   U.S. Mid Cap Core Portfolio, Class I (6/98)..............   2003        1.000           1.453                      --

   U.S. Real Estate Portfolio, Class I (10/98)..............   2003        1.000           1.396                  16,277

   Value Portfolio, Class I (7/98)..........................   2003        1.000           1.376                  43,875

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        1.000           1.330                  98,912

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        1.000           1.253                   9,345

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        1.000           1.267                  10,859

   Government Portfolio -- Class II Shares (12/00)..........   2003        1.000           0.994                  27,632

   Growth and Income Portfolio --
   Class II Shares (12/00)..................................   2003        1.000           1.309                  54,526

   Money Market Portfolio -- Class II Shares (12/00)........   2003        1.000           0.984                  10,312

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        1.000           1.312                  36,921

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        1.000           1.411                   6,462


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio, Class I.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

On April 30, 2003, the Assets in Janus Aspen Series: Janus Aspen Series Strategic Value Portfolio were merged into Janus Aspen Series: Janus Aspen Series Mid Cap Value Portfolio -- Service Shares.

On October 31, 2003, the Assets in Universal Institutional Fund Inc. Active International Allocation Portfolio -- Class 1 were liquidated, any assets not transferred out prior to liquidation were transferred to Van Kampen Life Investment Trust: Money Market Portfolio.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.983           1.101               2,405,037
                                                               2002        1.069           0.983               1,659,239
                                                               2001        1.000           1.069                 136,938

   Capital Appreciation Portfolio --
   Service Shares (5/01)....................................   2003        0.941           1.115                 477,568
                                                               2002        1.137           0.941                 365,809
                                                               2001        1.000           1.137                  98,632

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2003        1.000           1.342                 199,473

   Strategic Value Portfolio -- Service Shares (5/01).......   2003        0.854           0.885                      --
                                                               2002        1.132           0.854                 194,567
                                                               2001        1.000           1.132                  52,096

   Worldwide Growth Portfolio --
   Service Shares (5/01)....................................   2003        0.855           1.042                 860,039
                                                               2002        1.168           0.855                 748,746
                                                               2001        1.000           1.168                 121,009

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        0.833           1.141               3,207,036
                                                               2002        1.128           0.833               2,558,965
                                                               2001        1.000           1.128                 243,597

   High Yield Bond Fund -- Class I (8/98)...................   2003        1.098           1.343               1,305,965
                                                               2002        1.038           1.098                 835,785
                                                               2001        1.000           1.038                  86,775


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Investors Fund -- Class I (6/98).........................   2003        0.860           1.121               1,431,038
                                                               2002        1.135           0.860               1,271,371
                                                               2001        1.000           1.135                 191,902

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.808           1.185               1,801,472
                                                               2002        1.257           0.808               1,317,186
                                                               2001        1.000           1.257                 199,757

   Strategic Bond Fund -- Class I (8/98)....................   2003        1.088           1.214               4,257,587
                                                               2002        1.015           1.088               2,867,485
                                                               2001        1.000           1.015                 100,718

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2003        0.959           1.239               2,235,620
                                                               2002        1.131           0.959               1,490,295
                                                               2001        1.000           1.131                 108,076

   Large Cap Portfolio (12/96)..............................   2003        0.866           1.064               1,238,524
                                                               2002        1.139           0.866                 901,897
                                                               2001        1.000           1.139                  70,360

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/01)   2003        0.872           1.016                     ---
                                                               2002        1.076           0.872                 890,025
                                                               2001        1.000           1.076                  43,759

   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2003        1.000           1.011                 575,581

   Emerging Markets Equity Portfolio, Class I (11/98).......   2003        1.142           1.684                 281,132
                                                               2002        1.272           1.142                 148,057
                                                               2001        1.000           1.272                  55,899

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.161                 358,530

   Equity Growth Portfolio, Class I (5/01)..................   2003        0.830           1.021               1,344,577
                                                               2002        1.168           0.830               1,199,791
                                                               2001        1.000           1.168                 133,010

   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.223                 384,483


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Global Value Equity Portfolio, Class I (6/98)............   2003        0.902           1.146               1,650,196
                                                               2002        1.101           0.902               1,040,066
                                                               2001        1.000           1.101                  70,802

   Mid Cap Growth Portfolio, Class I (6/98).................   2003        0.801           1.119               1,647,317
                                                               2002        1.181           0.801               1,287,236
                                                               2001        1.000           1.181                 139,943

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.360                  43,630

   Technology Portfolio, Class I (5/01).....................   2003        0.679           0.988                 410,064
                                                               2002        1.350           0.679                 339,001
                                                               2001        1.000           1.350                  66,791

   U.S. Mid Cap Core Portfolio, Class I (5/01)..............   2003        0.861           1.201               3,176,281
                                                               2002        1.215           0.861               2,885,419
                                                               2001        1.000           1.215                 168,541

   U.S. Real Estate Portfolio, Class I (10/98)..............   2003        1.078           1.461               1,819,434
                                                               2002        1.103           1.078               1,454,045
                                                               2001        1.000           1.103                  81,155

   Value Portfolio, Class I (7/98)..........................   2003        0.886           1.170               2,505,634
                                                               2002        1.155           0.886               1,944,954
                                                               2001        1.000           1.155                 217,212

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.869           1.120              11,109,159
                                                               2002        1.095           0.869               8,432,311
                                                               2001        1.000           1.095                 454,712

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        0.753           0.942               1,565,309
                                                               2002        1.135           0.753               1,377,816
                                                               2001        1.000           1.135                 110,625

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        0.825           1.022                 843,699
                                                               2002        1.189           0.825                 615,136
                                                               2001        1.000           1.189                  93,156


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Government Portfolio -- Class II Shares (12/00)..........   2003        1.075           1.075              10,257,623
                                                               2002        0.998           1.075               7,940,302
                                                               2001        1.000           0.998                 224,652

   Growth and Income Portfolio --

   Class II Shares (12/00)..................................   2003        0.937           1.179               7,481,058
                                                               2002        1.116           0.937               5,568,775
                                                               2001        1.000           1.116                 141,987

   Money Market Portfolio -- Class II Shares (12/00)........   2003        0.995           0.984               4,314,778
                                                               2002        1.001           0.995               4,649,809
                                                               2001        1.000           1.001                 297,756

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.997           1.259               2,261,926
                                                               2002        1.120           0.997               1,757,225
                                                               2001        1.000           1.120                 124,958

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.997           1.358               1,475,893
                                                               2002        1.125           0.997                 977,317
                                                               2001        1.000           1.125                  56,344


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.10%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Janus Aspen Series

   Balanced Portfolio -- Service Shares (5/01)..............   2003        1.000           1.137                 264,585

   Capital Appreciation Portfolio --
   Service Shares (5/01)....................................   2003        1.000           1.218                 166,797

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2003        1.000           1.337                 232,177

   Strategic Value Portfolio -- Service Shares (5/01).......   2003        1.000           1.066                      --

   Worldwide Growth Portfolio --
   Service Shares (5/01)....................................   2003        1.000           1.284                 143,521

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.000           1.403                 139,676

   High Yield Bond Fund -- Class I (8/98)...................   2003        1.000           1.199                 141,838

   Investors Fund -- Class I (6/98).........................   2003        1.000           1.342                  90,649

   Small Cap Growth Fund -- Class I (5/01)..................   2003        1.000           1.551                 361,629

   Strategic Bond Fund -- Class I (8/98)....................   2003        1.000           1.098                 542,774

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2003        1.000           1.352                 341,627

   Large Cap Portfolio (12/96)..............................   2003        1.000           1.257                 188,176

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/01)   2003        1.000           1.218                      --

   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2003        1.000           1.007                 251,073

   Emerging Markets Equity Portfolio, Class I (11/98).......   2003        1.000           1.495                  82,940

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.156                 522,610

   Equity Growth Portfolio, Class I (5/01)..................   2003        1.000           1.259                 549,080


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.219                 367,366

   Global Value Equity Portfolio, Class I (6/98)............   2003        1.000           1.355                 218,929

   Mid Cap Growth Portfolio, Class I (6/98).................   2003        1.000           1.416                 152,748

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.355                 126,141

   Technology Portfolio, Class I (5/01).....................   2003        1.000           1.411                 131,242

   U.S. Mid Cap Core Portfolio, Class I (5/01)..............   2003        1.000           1.453                 289,610

   U.S. Real Estate Portfolio, Class I (10/98)..............   2003        1.000           1.396                 368,027

   Value Portfolio, Class I (7/98)..........................   2003        1.000           1.376                 124,186

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        1.000           1.330               1,277,170

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        1.000           1.253                 435,769

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        1.000           1.267                 176,857

   Government Portfolio -- Class II Shares (12/00)..........   2003        1.000           0.994               1,057,056

   Growth and Income Portfolio --
   Class II Shares (12/00)..................................   2003        1.000           1.309               1,359,723

   Money Market Portfolio -- Class II Shares (12/00)........   2003        1.000           0.984                 978,757

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        1.000           1.312                 735,053

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        1.000           1.411                 254,232


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio, Class I.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

On April 30, 2003, the Assets in Janus Aspen Series: Janus Aspen Series Strategic Value Portfolio were merged into Janus Aspen Series: Janus Aspen Series Mid Cap Value Portfolio -- Service Shares.

On October 31, 2003, the Assets in Universal Institutional Fund Inc. Active International Allocation Portfolio -- Class 1 were liquidated, any assets not transferred out prior to liquidation were transferred to Van Kampen Life Investment Trust: Money Market Portfolio.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Condensed Financial Information
                        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21249S and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21250S.

Name:
             ------------------------------------------
Address:
             ------------------------------------------

             ------------------------------------------

L-21249-B                                                            May 3, 2004

            TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III PROSPECTUS:
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

GREENWICH STREET SERIES FUND                                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CONTINUED)
   Salomon Brothers Variable Aggressive Growth Fund                Equity and Income Portfolio, Class II
    -- Class I Shares(1)                                           Equity Growth Portfolio, Class I
MORGAN STANLEY VARIABLE INVESTMENT SERIES                          Global Franchise Portfolio, Class II Shares
   The Dividend Growth Portfolio -- Class Y                        Global Value Equity Portfolio, Class
   I The Equity Portfolio -- Class Y                               Mid Cap Growth Portfolio, Class I
   The S&P 500 Index Portfolio -- Class Y                          Small Company Growth Portfolio, Class II
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        U.S. Mid Cap Value Portfolio, Class I
   All Cap Fund -- Class I                                         U.S. Real Estate Securities Portfolio, Class I
   High Yield Bond Fund -- Class I                                 Value Portfolio, Class I
   Investors Fund -- Class I                                    TRAVELERS SERIES FUND INC.
   Large Cap Growth Fund -- Class I                                AIM Capital Appreciation Portfolio
   Small Cap Growth Fund -- Class I                                MFS Total Return Portfolio
   Strategic Bond Fund -- Class I                               VAN KAMPEN LIFE INVESTMENT TRUST
SCUDDER VARIABLE SERIES I                                          Comstock Portfolio Class II Shares
   Growth and Income Portfolio -- Class B                          Emerging Growth Portfolio Class II Shares
SCUDDER VARIABLE SERIES II                                         Enterprise Portfolio Class II Shares
   Scudder International Select Equity Portfolio -- Class B        Government Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                                         Growth and Income Portfolio Class II Shares
   Equity Income Portfolio                                         Money Market Portfolio Class II Shares
   Large Cap Portfolio                                          VARIABLE INSURANCE PRODUCTS FUND II
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                            Contrafund(R)Portfolio -- Service Class 2
   Core Plus Fixed Income Portfolio, Class II                   VARIABLE INSURANCE PRODUCTS FUND III
   Emerging Markets Equity Portfolio, Class I                      Mid Cap Portfolio -- Service Class 2


--------------
(1)    Formerly Salomon Brothers Variable Emerging Growth Fund -- Class I Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.............................................     3    Payment Options.....................................   40
Summary..............................................     5       Election of Options..............................   40
Fee Table............................................     9       Annuity Options..................................   40
Condensed Financial Information......................    14       Variable Liquidity Benefit.......................   41
The Annuity Contract.................................    14    Miscellaneous Contract Provisions...................   41
   Contract Owner Inquiries..........................    15       Right to Return..................................   41
   Purchase Payments.................................    15       Termination......................................   41
   Accumulation Units................................    15       Required Reports.................................   42
   The Variable Funding Options......................    16       Suspension of Payments...........................   42
Fixed Account........................................    20    The Separate Accounts...............................   42
Charges and Deductions...............................    20       Performance Information..........................   42
   General...........................................    20    Federal Tax Considerations..........................   43
   Withdrawal Charge.................................    21       General Taxation of Annuities....................   43
   Free Withdrawal Allowance.........................    21       Types of Contracts: Qualified and Non-qualified..   43
   Administrative Charges............................    21       Qualified Annuity Contracts......................   43
   Mortality and Expense Risk Charge.................    22         Taxation of Qualified Annuity Contracts........   44
   Enhanced Stepped-Up Provision Charge..............    22         Mandatory Distributions for Qualified Plans....   44
   Guaranteed Minimum Withdrawal Benefit                          Non-qualified Annuity Contracts..................   44
    Charge...........................................    22         Diversification Requirements for
   Guaranteed Minimum Accumulation Benefit                            Variable Annuities...........................   45
    Charge...........................................    22         Ownership of the Investments...................   45
   Variable Liquidity Benefit Charge.................    22         Taxation of Death Benefit Proceeds.............   45
   Variable Funding Option Expenses..................    22       Other Tax Considerations.........................   45
   Premium Tax.......................................    23         Treatment of Charges for Optional Benefits.....   45
   Changes in Taxes Based upon                                      Penalty Tax for Premature Distribution.........   45
     Premium or Value................................    23         Puerto Rico Tax Considerations.................   46
Transfers............................................    23         Non-Resident Aliens............................   46
   Dollar Cost Averaging.............................    24    Other Information...................................   46
Access to Your Money.................................    25       The Insurance Companies..........................   46
   Systematic Withdrawals............................    25       Financial Statements.............................   46
Ownership Provisions.................................    25       Distribution of Variable Annuity Contracts.......   46
   Types of Ownership................................    25       Conformity with State and Federal Laws...........   47
     Contract Owner..................................    25       Voting Rights....................................   48
     Beneficiary.....................................    26       Restrictions on Financial Transactions...........   48
     Annuitant.......................................    26       Legal Proceedings and Opinions...................   48
Death Benefit........................................    26    Appendix A: Condensed Financial Information for
   Death Proceeds before the Maturity Date...........    27       The Travelers Fund ABD for Variable
   Enhanced Stepped-Up Provision.....................    27         Annuities......................................  A-1
   Payment of Proceeds...............................    28    Appendix B: Condensed Financial Information for
   Spousal Contract Continuance......................    30       The Travelers Fund ABD II for Variable
   Beneficiary Contract Continuance..................    30         Annuities......................................  B-1
   Planned Death Benefit.............................    30    Appendix C: The Fixed Account.......................  C-1
   Death Proceeds after the Maturity Date............    31    Appendix D: Waiver of Withdrawal Charge for
 Living Benefits.....................................    31       Nursing Home Confinement.........................  D-1
   Guaranteed Minimum Withdrawal Benefit.............    31    Appendix E: Contents of the Statement of
   Guaranteed Minimum Accumulation Benefit...........    33       Additional Information...........................  E-1
The Annuity Period...................................    39
   Maturity Date.....................................    39
   Allocation of Annuity.............................    39
   Variable Annuity..................................    39
   Fixed Annuity.....................................    40


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
              TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants the age of 80 or younger as of the Contract Date. The ages of the owner and Annuitant determine which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.45%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in Contract Year eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...........................................  6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      TRANSFER CHARGE.............................................  $10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE...........................  6%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................$30(4)

--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

                YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
            -------------------------------------------  ----------------------
            GREATER THAN OR EQUAL TO    BUT LESS THAN
                     0 years               2 years                6%
                     2 years               4 years                5%
                     4 years               5 years                4%
                     5 years               6 years                3%
                     6 years               7 years                2%
                    7 years+                                      0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

               YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
            -------------------------------------------  ----------------------
            GREATER THAN OR EQUAL TO    BUT LESS THAN
                     0 years               2 years                6%
                     2 years               4 years                5%
                     4 years               5 years                4%
                     5 years               6 years                3%
                     6 years               7 years                2%
                    7 years+                                      0%

(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge..........................................................     1.45%
Administrative Expense Charge..............................................................     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...................     1.60%
Optional E.S.P. Charge.....................................................................     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED............................     1.75%
Optional GMAB Charge.......................................................................     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..............................     2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5) ....................     2.25%
Maximum Optional GMWB Charge...............................................................     1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY SELECTED..............................     2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB SELECTED........................     2.75%

 (5) GMAB and the GMWB cannot both be elected.
 (6) The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)                    0.71%                          4.98%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER            ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER       OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------           ----------------- --------------  ----------  ------------  ----------------  ----------------
GREENWICH STREET SERIES FUND
   Salomon Brothers
     Variable Aggressive
     Growth Fund -- Class I
     Shares.................      0.95%            --           0.61%        1.56%            --                 1.56%



                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER            ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER       OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------           ----------------- --------------  ----------  ------------  ----------------  ----------------
MORGAN STANLEY VARIABLE
   INVESTMENT SERIES
   The Dividend Growth
     Portfolio -- Class Y*..      0.57%           0.25%         0.02%        0.84%            --                 0.84%
   The Equity Portfolio --
     Class Y*...............      0.50%           0.25%         0.02%        0.77%            --                 0.77%
   The S&P 500 Index
     Portfolio -- Class Y*..      0.40%           0.25%         0.06%        0.71%            --                 0.71%(1)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I..      0.85%            --           0.13%        0.98%            --                 0.98%
   High Yield Bond Fund --
     Class I................      0.75%            --           0.26%        1.01%            --                --(9)
   Investors Fund -- Class I      0.70%            --           0.12%        0.82%            --                 0.82%
   Large Cap Growth Fund --
     Class I................      0.75%            --           3.98%        4.73%            --                --(9)
   Small Cap Growth Fund --
     Class I................      0.75%            --           0.51%        1.26%            --                 1.26%
   Strategic Bond Fund --
     Class I................      0.75%            --           0.28%        1.03%            --                --(9)
SCUDDER VARIABLE SERIES I
   Growth and Income
     Portfolio -- Class B*..      0.48%           0.25%         0.18%        0.91%           0.25%               0.66%(2)
SCUDDER VARIABLE SERIES II
   Scudder International
     Select Equity
     Portfolio -- Class B*..      0.75%           0.25%         0.33%        1.33%            --                 1.33%(2)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio..      0.75%            --           0.12%        0.87%            --                 0.87%(3)
   Large Cap Portfolio......      0.75%            --           0.11%        0.86%            --                 0.86%(3)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Core Plus Fixed Income
     Portfolio, Class II*...      0.40%           0.35%         0.33%        1.08%            --                --(9)
   Emerging Markets Equity
     Portfolio, Class I.....      1.25%            --           0.62%        1.87%            --                --(4)
   Equity and Income
     Portfolio, Class II*...      0.60%           0.35%         0.92%        1.87%            --                --(9)
   Equity Growth Portfolio,
     Class I................      0.55%            --           0.39%        0.94%            --                --(9)
   Global Franchise
     Portfolio Class II
     Shares*................      0.80%           0.35%         2.07%        3.22%            --                --(9)
   Global Value Equity
     Portfolio, Class I.....      0.80%            --           0.48%        1.28%            --                --(9)
   Mid Cap Growth
     Portfolio, Class I.....      0.75%            --           0.58%        1.33%            --                --(9)
   Small Company Growth
     Portfolio, Class II*...      0.95%           0.35%          --          4.98%            --                --(9)
   U.S. Mid Cap Value
     Portfolio, Class I.....      0.75%            --           0.37%        1.12%            --                --(9)
   U.S. Real Estate
     Securities Portfolio,
     Class I................      0.80%            --           0.31%        1.11%            --                --(9)
   Value Portfolio, Class I.      0.55%            --           0.44%        0.99%            --                --(9)



                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL      WAIVER            ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER       OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------           ----------------- --------------  ----------  ------------  ----------------  ----------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio..............      0.80%            --           0.05%        0.85%            --                 0.85%
   MFS Total Return
     Portfolio..............      0.80%            --           0.02%        0.82%            --                 0.82%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares*.......      0.60%           0.25%         0.05%        0.90%            --                 0.90%
   Emerging Growth
     Portfolio Class II
     Shares*................      0.70%           0.25%         0.07%        1.02%            --                 1.02%
   Enterprise Portfolio
     Class II Shares*.......      0.50%           0.25%         0.14%        0.89%            --                  --(4)
   Government Portfolio
     Class II Shares*.......      0.50%           0.25%         0.13%        0.88%            --                  --(5)
   Growth and Income
     Portfolio Class II
     Shares*................      0.60%           0.25%         0.06%        0.91%            --                 0.91%
   Money Market Portfolio
     Class II Shares*.......      0.50%           0.25%         0.19%        0.94%            --                  --(6)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.10%        0.93%            --                  --(7)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.12%        0.95%            --                  --(8)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES
 (1) The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive its compensation to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the Portfolio's daily net assets.

 (2) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

 (3) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (4) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .85% for Class II. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (5) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% for Class II Shares. For the year ended December 31, 2003, the Adviser voluntarily waived $52,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (6) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% for Class II Shares. For the year ended December 31, 2003, the Adviser waived $62,439 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (9) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                      VOLUNTARY FEE
                                                                      WAIVER AND/OR
                                                                         EXPENSE                    NET TOTAL ANNUAL
FUNDING OPTION                                                        REIMBURSEMENT                OPERATING EXPENSES
--------------                                                  ---------------------------      ------------------------
High Yield Bond Fund -- Class I............................               0.01%                           1.00%
Large Cap Growth Fund -- Class I...........................               3.73%                           1.00%
Strategic Bond Fund -- Class I.............................               0.03%                           1.00%
Core Plus Fixed Income Portfolio, Class II.................               0.13%                           0.95%
Emerging Markets Equity Portfolio, Class I*................               0.09%                           1.78%
Equity and Income Portfolio, Class II......................               0.87%                           1.00%
Equity Growth Portfolio, Class I...........................               0.09%                           0.85%
Global Franchise Portfolio Class II Shares.................               2.02%                           1.20%
Global Value Equity Portfolio, Class I.....................               0.13%                           1.15%
Mid Cap Growth Portfolio, Class I..........................               0.28%                           1.05%
Small Company Growth Portfolio, Class II...................               3.73%                           1.25%
U.S. Mid Cap Value Portfolio, Class I......................               0.07%                           1.05%
U.S. Real Estate Securities Portfolio, Class I.............               0.01%                           1.10%
Value Portfolio, Class I...................................               0.14%                           0.85%
Enterprise Portfolio Class II Shares.......................               0.04%                           0.85%
Government Portfolio Class II Shares.......................               0.03%                           0.85%
Money Market Portfolio Class II Shares.....................               0.09%                           0.85%

 * Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                            --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............       950      1567      2205       3753       350      1067      1805       3753
Underlying Fund with Maximum Total
Annual Operating Expenses..............      1364      2729      4016       6761       764      2229      3616       6761

EXAMPLE 2 --This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                            --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............       891      1391      1916       3201       291       891      1516       3201
Underlying Fund with Maximum Total
Annual Operating Expenses..............      1307      2575      3786       6424       707      2075      3386       6424

EXAMPLE 3 --This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                            IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............       901      1420      1965       3295       301       920      1565       3295
Underlying Fund with Minimum Total
Annual Operating Expenses..............      1316      2601      3825       6482       716      2101      3425       6482

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Life & Annuity Premier Advisers III Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine if you can purchase the Contract, and which optional features are available to you.

                                                       MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
-----------------------------------------------    -------------------------------------------------------
Standard Death Benefit                                                       80
Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation, tenure and brand recognition, performance and the capability and qualification of each sponsoring investment advisory firm. Another factor the Company considers during the initial selection process of an Underlying Fund is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company and/or its affiliate for providing administrative, marketing and other support services for the Underlying Fund.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund if the Company determines the Underlying Fund no longer meets the criteria and/or if the Underlying Fund has not attracted significant client assets. In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As mentioned above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund's assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund         Salomon Brothers Asset Management
     Aggressive Growth Fund --            normally invests in common stocks of         ("SBAM")
     Class I Shares                       companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500. The Fund may invest in
                                          the securities of large, well-known
                                          companies, but a significant portion
                                          of Fund assets may also be invested in
                                          small to medium sized companies.

MORGAN STANLEY VARIABLE INVESTMENT
   SERIES
   The Dividend Growth Portfolio --       Seeks to provide reasonable current          Morgan Stanley Investment
     Class Y                              income and long term growth of income        Advisors Inc. ("Morgan Stanley")
                                          and capital. The Fund normally invests
                                          in the common stocks of companies with
                                          a record of paying dividends and the
                                          potential for increasing dividends.

   The Equity Portfolio -- Class Y        Seeks growth of capital and secondarily      Morgan Stanley
                                          income when consistent with the primary
                                          objective. The Fund normally invests in
                                          equity securities and securities
                                          convertible into equity securities that
                                          are believed to have potential for
                                          superior growth.

   The S&P 500 Index Portfolio --         Seeks to provide investment results          Morgan Stanley
     Class Y                              that, before expenses, correspond to
                                          the total return of the S&P 500 Index.
                                          The Fund normally invests in the
                                          common stocks included in the Index.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         SBAM
                                          normally invests in common stocks and
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with the       SBAM
                                          preservation of capital. The Fund
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments.

   Investors Fund -- Class I              Seeks long term growth of capital.           SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Large Cap Growth Fund -- Class I       Seeks long-term growth of capital. The       SBAM
                                          Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return               SBAM
                                          consistent with the preservation of
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
SCUDDER VARIABLE SERIES I
   Growth and Income Portfolio --         Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it
                                          may invest in companies of any size and
                                          from any country.

                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
SCUDDER VARIABLE SERIES II
   Scudder International Select           Seeks capital appreciation. The Fund         Deutsche Investment Management
     Equity Portfolio -- Class B          normally invests in a focused list of        Americas Inc.
                                          approximately 40 stocks, with 50% of         Subadviser: Deutsche Asset
                                          its assets invested in securities that       Management Investments Services
                                          are represented on the MSCI EAFE Index       Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singpore and
                                          Japan.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund            Travelers Investment Management
                                          normally invests in equity securities        International Company LLC
                                          with a focus on income producing             ("TAMIC")
                                          equities.                                    Subadviser: Fidelity Management &
                                                                                       Research Company ("FMR")

   Large Cap Portfolio                    Seeks long term growth of capital. The       TAMIC
                                          Fund normally invests in the securities      Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Core Plus Fixed Income Portfolio,      Seeks above-average total return over a      Morgan Stanley
     Class II                             market cycle of three to five years.
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.

   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity and Income Portfolio,           Seeks both capital appreciation and          Morgan Stanley
     Class II                             current income. The Fund normally
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.

   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Franchise Portfolio             Seeks long-term capital appreciation.        Morgan Stanley
     Class II Shares                      The Fund normally invests in equity
                                          securities of issuers located
                                          throughout the world believed to have,
                                          among other things, resilient business
                                          franchises and growth potential.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in equity
                                          securities of issuers throughout the
                                          world, including U.S. issuers.

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Small Company Growth Portfolio,        Seeks long-term capital appreciation.        Morgan Stanley
     Class II                             The Fund normally invests in
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.

   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley
     Portfolio, Class I                   long-term capital appreciation. The
                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley
                                          market cycle of three to five years.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund         Travelers Investment Adviser Inc. ("TIA")
                                          normally invests in common stocks of         Subadviser:  AIM Capital
                                          companies that are likely to benefit         Management Inc.
                                          from new products, services or
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent        TIA
                                          with the prudent employment of capital.      Subadviser: Massachusetts
                                          Secondarily, seeks growth of capital         Financial Services
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The         Van Kampen Asset Management Inc.
                                          Fund normally invests in common and          ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          emerging growth companies.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

   Government Portfolio Class II          Seeks high current return consistent         Van Kampen
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.

   Growth and Income Portfolio            Seeks long-term growth of capital and        Van Kampen
     Class II Shares                      income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio Class II        Seeks protection of capital and high         Van Kampen
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.        FMR
     Class 2                              The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service           Seeks long term growth of capital. The       FMR
     Class 2                              Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

          YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
     ---------------------------------------------  ----------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
               0 years               2 years                 6%
               2 years               4 years                 5%
               4 years               5 years                 4%
               5 years               6 years                 3%
               6 years               7 years                 2%
              7 years+                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then;

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    if a lifetime annuity payout has begun

     o due to a minimum distribution under our minimum distribution rules then in effect

     o if you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
    -------------------------------------------  ----------------------
    GREATER THAN OR EQUAL TO    BUT LESS THAN
             0 years               2 years                6%
             2 years               4 years                5%
             4 years               5 years                4%
             5 years               6 years                3%
             6 years               7 years                2%
            7 years+                                      0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect. If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the Contract Owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Contract Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted.

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below).

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

STEP-UP VALUE: The partial surrender reduction equals (1) the Step-Up Initial Value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

The following examples apply to the Adjusted Purchase Payment and Step-Up Value. Assume your current Contract Value is $55,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/55,000) = 9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = 16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                               MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
----------------------------------------------------------------------------------------------------------------------------------
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is A CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON         THE COMPANY WILL PAY THE     UNLESS. . .                               MANDATORY PAYOUT
THE DEATH OF THE                       PROCEEDS TO:                                                           RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, and a withdrawal of $10,000 is taken in Contract Year two:

  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000           $85,000         $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER                      $91,304              $4,565                            $88,235             $4,412
  WITHDRAWAL,
  CONTRACT                        [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
  YEAR TWO             $105,000    x10,000/115,000)]     x10,000/115,000)]     $75,000     x10,000/85,000)]    x10,000/85,000)]
  ------------------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)            $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------------------------------------------------------------------------------------------------------------------

   Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

   If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                BASE
                                          CALCULATION                                         CALCULATION
                       CONTRACT VALUE       AMOUNT         BENEFIT BASE    CONTRACT VALUE       AMOUNT          BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                     ---------------------------------------------------- -----------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE         CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                               CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                               CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                        CLASS B SUBACCOUNTS/
                                                                                                     UNDERLYING FUNDS
GREENWICH STREET SERIES FUND                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          Salomon Brothers Variable Series
Salomon Brothers Variable Aggressive        Emerging Markets Equity Portfolio, Class I       Funds Inc.
Growth Fund -- Class I Shares               Equity and Income Portfolio, Class II            High Yield Bond Fund -- Class I
MORGAN STANLEY VARIABLE INVESTMENT          Equity Growth Portfolio, Class I                 Strategic Bond Fund -- Class I
SERIES                                      Global Franchise Portfolio Class II Shares       The Universal Institutional Funds, Inc.
The Dividend Growth Portfolio -- Class Y    Global Value Equity Portfolio, Class I           Core Plus Fixed Income Portfolio,
The Equity Portfolio -- Class Y             Mid Cap Growth Portfolio, Class I                Class II
The S&P 500 Index Portfolio -- Class Y      Small Company Growth Portfolio, Class II         Van Kampen Life Investment Trust
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. U.S. Mid Cap Value Portfolio, Class I            Government Portfolio Class II Shares
All Cap Fund -- Class I                     U.S. Real Estate Securities Portfolio, Class I   Money Market Portfolio Class II Shares
Investors Fund -- Class I                   Value Portfolio, Class I
Large Cap Growth Fund -- Class I            TRAVELERS SERIES FUND INC.
Small Cap Growth Fund -- Class I            AIM Capital Appreciation Portfolio
SCUDDER VARIABLE SERIES I                   MFS Total Return Portfolio
Growth and Income Portfolio -- Class B      VAN KAMPEN LIFE INVESTMENT TRUST
SCUDDER VARIABLE SERIES II                  Comstock Portfolio Class II Shares
Scudder International Select Equity         Emerging Growth Portfolio Class II Shares
Portfolio -- Class B                        Enterprise Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                  Growth and Income Portfolio Class II Shares
Equity Income Portfolio                     VARIABLE INSURANCE PRODUCTS FUND II
Large Cap Portfolio                         Contrafund(R) Portfolio -- Service Class 2
                                            VARIABLE INSURANCE PRODUCTS FUND III
                                            Mid Cap Portfolio -- Service Class 2

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later. (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your

Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once annuity payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Travelers Fund ABD and Travelers Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Morgan Stanley, the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                   APPENDIX A--CONDENSED FINANCIAL INFORMATION
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                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (5/02)....................................   2003        0.757           1.043                      --

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.095                   1,000

   Equity Portfolio (9/03)..................................   2003        1.000           1.080                   2,000

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.094                   1,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.126           1.541                 166,575

   High Yield Bond Fund -- Class I (8/98)...................   2003        1.112           1.359                  47,341

   Investors Fund -- Class I (6/98).........................   2003        0.920           1.198                 333,678

   Large Cap Growth Fund -- Class I (5/02)..................   2003        0.799           1.137                      --

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.579           0.849                  76,241

   Strategic Bond Fund -- Class I (8/98)....................   2003        1.225           1.365                 404,776

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (6/03)............   2003        1.000           1.130                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.212                      --

The Travelers Series Trust
   Equity Income Portfolio (5/97)...........................   2003        1.287           1.661                  74,811

   Large Cap Portfolio (6/97)...............................   2003        1.107           1.358                 108,069

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        0.585           0.681                      --

   Emerging Markets Equity Portfolio, Class I (11/98).......   2003        0.734           1.081                     731

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.160                 100,550

   Equity Growth Portfolio, Class I (5/00)..................   2003        0.488           0.600                 117,008

   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.223                  22,357

   Global Value Equity Portfolio, Class I (6/98)............   2003        0.837           1.062                  55,406

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        0.406           0.566                  49,055

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.359                     260

   U.S. Mid Cap Core Portfolio, Class I (6/98)..............   2003        0.911           1.268                 114,640

   U.S. Real Estate Portfolio, Class I (10/98)..............   2003        1.154           1.562                  57,724

   UIF Core Plus Fixed Income Portfolio -- Class II (5/03)..   2003        1.000           1.011                  10,291

   Value Portfolio, Class I (7/98)..........................   2003        0.810           1.069                  38,497

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2003        0.440           0.560                      --

   MFS Total Return Portfolio (5/97)........................   2003        1.392           1.597                  65,016

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.811           1.043                 523,532

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        0.440           0.550                 240,400

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        0.540           0.668                 159,587

   Government Portfolio -- Class II Shares (12/00)..........   2003        1.134           1.132                 564,463

   Growth and Income Portfolio -- Class II Shares (12/00)...   2003        0.804           1.010                 858,078

   Money Market Portfolio -- Class II Shares (12/00)........   2003        1.014           1.001                 842,223

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.707           0.892                 228,413

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (12/00).............   2003        0.883           1.202                  74,976

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (5/02)....................................   2003        1.000           1.138                  16,894

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.093                      --

   Equity Portfolio (9/03)..................................   2003        1.000           1.079                      --

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.092                  13,592

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.000           1.172                   3,853

   High Yield Bond Fund -- Class I (8/98)...................   2003        1.000           1.068                   4,588

   Investors Fund -- Class I (6/98).........................   2003        1.000           1.138                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2003        1.000           1.178                      --

   Small Cap Growth Fund -- Class I (5/00)..................   2003        1.000           1.265                   1,384

   Strategic Bond Fund -- Class I (8/98)....................   2003        1.000           1.014                  16,470

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (6/03)............   2003        1.000           1.126                   5,217

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.208                  14,996

The Travelers Series Trust
   Equity Income Portfolio (5/97)...........................   2003        1.000           1.137                  13,129

   Large Cap Portfolio (6/97)...............................   2003        1.000           1.127                   3,650

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        1.000           1.095                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Emerging Markets Equity Portfolio, Class I (11/98).......   2003        1.000           1.355                     964

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.096                  15,378

   Equity Growth Portfolio, Class I (5/00)..................   2003        1.000           1.114                      --

   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.161                   7,628

   Global Value Equity Portfolio, Class I (6/98)............   2003        1.000           1.195                      --

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        1.000           1.197                     825

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.228                     629

   U.S. Mid Cap Core Portfolio, Class I (6/98)..............   2003        1.000           1.208                   2,065

   U.S. Real Estate Portfolio, Class I (10/98)..............   2003        1.000           1.182                   1,092

   UIF Core Plus Fixed Income Portfolio -- Class II (5/03)..   2003        1.000           1.000                   5,022

   Value Portfolio, Class I (7/98)..........................   2003        1.000           1.172                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2003        1.000           1.154                   8,101

   MFS Total Return Portfolio (5/97)........................   2003        1.000           1.067                  12,649

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        1.000           1.151                   2,990

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        1.000           1.110                   8,155

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        1.000           1.124                      --

   Government Portfolio -- Class II Shares (12/00)..........   2003        1.000           0.979                   1,146

   Growth and Income Portfolio -- Class II Shares (12/00)...   2003        1.000           1.145                  16,692

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Money Market Portfolio -- Class II Shares (12/00)........   2003        1.000           0.989                     807

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        1.000           1.171                  21,506

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (12/00).............   2003        1.000           1.257                   8,490


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio, Class I.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                   APPENDIX B--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (7/02)....................................   2003        0.757           1.043                      --

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.095                  19,386

   Equity Portfolio (10/03).................................   2003        1.000           1.080                      --

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.094               1,474,371

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2003        1.126           1.541               1,992,931

   High Yield Bond Fund -- Class I (5/98)...................   2003        1.112           1.359                 682,405

   Investors Fund -- Class I (4/98).........................   2003        0.920           1.198               1,357,363

   Large Cap Growth Fund -- Class I (7/02)..................   2003        0.799           1.137                  29,944

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.579           0.849               1,407,085

   Strategic Bond Fund -- Class I (5/98)....................   2003        1.225           1.365               2,044,701

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (8/03)............   2003        1.000           1.130                  20,975

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2003        1.000           1.212                  18,945

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2003        1.287           1.661               2,428,341

   Large Cap Portfolio (12/96)..............................   2003        1.107           1.358               2,003,732

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        0.585           0.681                      --

   Emerging Markets Equity Portfolio, Class I (5/98)........   2003        0.734           1.081                 357,094

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.160                 126,584

   Equity Growth Portfolio, Class I (5/00)..................   2003        0.488           0.600               1,958,864

   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.223                  14,282

   Global Value Equity Portfolio, Class I (5/98)............   2003        0.837           1.062               1,309,084

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        0.406           0.566               1,581,703

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.359                   8,563

   U.S. Mid Cap Core Portfolio, Class I (5/98)..............   2003        0.911           1.268               2,146,023

   U.S. Real Estate Portfolio, Class I (5/98)...............   2003        1.154           1.562                 950,009

   UIF Core Plus Fixed Income Portfolio -- Class II (5/03)..   2003        1.000           1.011                  71,751

   Value Portfolio, Class I (5/98)..........................   2003        0.810           1.069               1,993,563

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2003        0.440           0.560                  90,841

   MFS Total Return Portfolio (1/97)........................   2003        1.392           1.597               1,004,603

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.811           1.043               7,388,884

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        0.440           0.550               3,887,086

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        0.540           0.668               1,356,878

   Government Portfolio -- Class II Shares (1/01)...........   2003        1.134           1.132               3,821,441

   Growth and Income Portfolio -- Class II Shares (12/00)...   2003        0.804           1.010               5,580,363

   Money Market Portfolio -- Class II Shares (1/01).........   2003        1.014           1.001               3,295,551

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.707           0.892               2,833,494

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2003        0.883           1.202               1,033,765

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (7/02)....................................   2003        1.000           1.138                  65,759

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.093                  79,093

   Equity Portfolio (10/03).................................   2003        1.000           1.079                  14,351

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.092                  65,035

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2003        1.000           1.172                 196,783

   High Yield Bond Fund -- Class I (5/98)...................   2003        1.000           1.068                 117,647

   Investors Fund -- Class I (4/98).........................   2003        1.000           1.138                   5,728

   Large Cap Growth Fund -- Class I (7/02)..................   2003        1.000           1.178                 101,714

   Small Cap Growth Fund -- Class I (5/00)..................   2003        1.000           1.265                 124,607

   Strategic Bond Fund -- Class I (5/98)....................   2003        1.000           1.014                 307,881

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (8/03)............   2003        1.000           1.126                  32,054

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2003        1.000           1.208                 157,420

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2003        1.000           1.137                  98,114

   Large Cap Portfolio (12/96)..............................   2003        1.000           1.127                 223,600

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        1.000           1.095                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Emerging Markets Equity Portfolio, Class I (5/98)........   2003        1.000           1.355                  52,022

   Equity and Income Portfolio -- Class II (5/03)...........   2003        1.000           1.096                 584,332

   Equity Growth Portfolio, Class I (5/00)..................   2003        1.000           1.114                 141,745

   Global Franchise Portfolio -- Class II Shares (5/03).....   2003        1.000           1.161                 309,753

   Global Value Equity Portfolio, Class I (5/98)............   2003        1.000           1.195                  94,465

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        1.000           1.197                 112,540

   Small Company Growth Portfolio -- Class II (5/03)........   2003        1.000           1.228                  85,900

   U.S. Mid Cap Core Portfolio, Class I (5/98)..............   2003        1.000           1.208                 190,866

   U.S. Real Estate Portfolio, Class I (5/98)...............   2003        1.000           1.182                 110,301

   UIF Core Plus Fixed Income Portfolio -- Class II (5/03)..   2003        1.000           1.000                 113,365

   Value Portfolio, Class I (5/98)..........................   2003        1.000           1.172                 151,383

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2003        1.000           1.154                 118,308

   MFS Total Return Portfolio (1/97)........................   2003        1.000           1.067                 273,658

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        1.000           1.151                 843,743

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        1.000           1.110                 315,103

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        1.000           1.124                  59,460

   Government Portfolio -- Class II Shares (1/01)...........   2003        1.000           0.979                 130,237

   Growth and Income Portfolio -- Class II Shares (12/00)...   2003        1.000           1.145                 467,784

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- ---------------- ---------------   -------------------
   Money Market Portfolio -- Class II Shares (1/01).........   2003        1.000           0.989                  68,750

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        1.000           1.171                 361,388

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2003        1.000           1.257                 118,100


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio, Class I.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE
                            THE CONTRACT IS ISSUE.)

If after the first Contract Year and before the Maturity Date, you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services; (

     e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licenses physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality, disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licenses physician, or the involuntary taking of drugs.

FILING A CLAIM. You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter

                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Accountants
                        Condensed Financial Information
                        Financial Statements


--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21249BS, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21250S.

Name:
             -------------------------------------------
Address:
             -------------------------------------------

             -------------------------------------------

L-19953                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               PREMIER ADVISERS II
                              PREMIER ADVISERS III


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED

                                   MAY 3, 2004

                                       FOR


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY ......................................................   2
PRINCIPAL UNDERWRITER ......................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT ..........................   2
VALUATION OF ASSETS ........................................................   3
FEDERAL TAX CONSIDERATIONS .................................................   4
INDEPENDENT AUDITORS .......................................................   7
CONDENSED FINANCIAL INFORMATION ............................................   8
FINANCIAL STATEMENTS ....................................................... F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Fund ABD II, and the Commissioner has adopted no regulations under the Section that affect Fund ABD II.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Fund ABD II and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund ABD II.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

---------------------- ------------------------------ --------------------------
                          UNDERWRITING COMMISSIONS      AMOUNT OF UNDERWRITING
                               PAID TO TDLLC                 COMMISSIONS
YEAR                           BY THE COMPANY             RETAINED BY TDLLC
---------------------- ------------------------------ --------------------------

2003                              $121,903                       $0
---------------------- ------------------------------ --------------------------

2002                              $103,960                       $0
---------------------- ------------------------------ --------------------------

2001                              $124,215                       $0
---------------------- ------------------------------ --------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b)  = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Fund ABD II for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                           PREMIER ADVISERS II (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        0.980           1.096               1,075,044
                                                               2002        1.068           0.980                 809,899
                                                               2001        1.000           1.068                 152,780

   Capital Appreciation Portfolio - Service Shares (5/01)      2003        0.939           1.110                 128,887
                                                               2002        1.136           0.939                  86,364
                                                               2001        1.000           1.136                  11,435

   Mid Cap Value Portfolio - Service Shares (4/03)             2003        1.000           1.341                 206,555

   Strategic Value Portfolio - Service Shares (5/01)           2003        0.851           0.882                      --
                                                               2002        1.131           0.851                 160,849
                                                               2001        1.000           1.131                  51,520

   Worldwide Growth Portfolio - Service Shares (5/01)          2003        0.853           1.037                 602,960
                                                               2002        1.168           0.853                 591,272
                                                               2001        1.000           1.168                 168,839

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2003        0.831           1.136               1,796,219
                                                               2002        1.128           0.831               1,742,161
                                                               2001        1.000           1.128                 143,861

   High Yield Bond Fund - Class I (8/98)                       2003        1.095           1.337                 538,014
                                                               2002        1.038           1.095                 236,279
                                                               2001        1.000           1.038                   9,149

   Investors Fund - Class I (6/98)                             2003        0.858           1.116                 894,325
                                                               2002        1.134           0.858                 616,765
                                                               2001        1.000           1.134                 109,011

   Small Cap Growth Fund - Class I (5/01)                      2003        0.806           1.180                 881,934
                                                               2002        1.256           0.806                 715,467
                                                               2001        1.000           1.256                  55,704

   Strategic Bond Fund - Class I (8/98)                        2003        1.085           1.208               1,656,199
                                                               2002        1.014           1.085               1,209,808
                                                               2001        1.000           1.014                  48,061

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2003        0.956           1.233                 894,867
                                                               2002        1.130           0.956                 487,729
                                                               2001        1.000           1.130                  17,969

   Large Cap Portfolio (12/96)                                 2003        0.864           1.059                 755,691
                                                               2002        1.138           0.864                 600,702
                                                               2001        1.000           1.138                  54,837

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/01)   2003        0.869           1.011                      --
                                                               2002        1.076           0.869                 321,578
                                                               2001        1.000           1.076                  20,813

   Core Plus Fixed Income Portfolio - Class II (5/03)          2003        1.000           1.010                 171,717

   Emerging Markets Equity Portfolio, Class I (11/98)          2003        1.139           1.676                 163,051
                                                               2002        1.272           1.139                 109,283
                                                               2001        1.000           1.272                  59,028

   Equity and Income Portfolio - Class II (5/03)               2003        1.000           1.159                 173,186

   Equity Growth Portfolio, Class I (5/01)                     2003        0.828           1.017                 582,510
                                                               2002        1.167           0.828                 417,465
                                                               2001        1.000           1.167                  62,420

   Global Franchise Portfolio - Class II Shares (5/03)         2003        1.000           1.222                  59,871

   Global Value Equity Portfolio, Class I (6/98)               2003        0.900           1.141                 858,561
                                                               2002        1.101           0.900                 455,356
                                                               2001        1.000           1.101                  15,818

   Mid Cap Growth Portfolio, Class I (6/98)                    2003        0.799           1.114                 879,434
                                                               2002        1.181           0.799                 677,256
                                                               2001        1.000           1.181                  61,096

   Small Company Growth Portfolio - Class II (5/03)            2003        1.000           1.358                   3,056

   Technology Portfolio, Class I (5/01)                        2003        0.677           0.984                 187,988
                                                               2002        1.350           0.677                 112,689
                                                               2001        1.000           1.350                  43,066

   U.S. Mid Cap Core Portfolio, Class I (5/01)                 2003        0.859           1.195               1,391,760
                                                               2002        1.214           0.859               1,266,236
                                                               2001        1.000           1.214                 161,693

   U.S. Real Estate Portfolio, Class I (10/98)                 2003        1.076           1.454                 782,992
                                                               2002        1.103           1.076                 663,535
                                                               2001        1.000           1.103                 122,590

   Value Portfolio, Class I (7/98)                             2003        0.884           1.165                 899,777
                                                               2002        1.155           0.884                 576,037
                                                               2001        1.000           1.155                  55,735

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2003        0.867           1.115               6,039,001
                                                               2002        1.094           0.867               5,379,915
                                                               2001        1.000           1.094                 662,240

   Emerging Growth Portfolio - Class II Shares (12/00)         2003        0.751           0.938               1,128,402
                                                               2002        1.134           0.751                 744,973
                                                               2001        1.000           1.134                 309,755

   Enterprise Portfolio - Class II Shares (12/00)              2003        0.823           1.017                 292,653
                                                               2002        1.189           0.823                 179,085
                                                               2001        1.000           1.189                  63,275

   Government Portfolio - Class II Shares (12/00)              2003        1.072           1.070               2,496,203
                                                               2002        0.998           1.072               2,352,953
                                                               2001        1.000           0.998                  99,931

   Growth and Income Portfolio - Class II Shares (12/00)       2003        0.935           1.174               2,729,498
                                                               2002        1.116           0.935               1,909,872
                                                               2001        1.000           1.116                  98,817

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

   Money Market Portfolio - Class II Shares (12/00)            2003        0.993           0.979               1,003,147
                                                               2002        1.000           0.993               1,176,228
                                                               2001        1.000           1.000                  25,581

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.995           1.254                 694,252
                                                               2002        1.119           0.995                 504,273
                                                               2001        1.000           1.119                  47,986

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.994           1.352                 358,122
                                                               2002        1.124           0.994                 181,762
                                                               2001        1.000           1.124                  42,495


                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        1.000           1.139               1,205,337

   Capital Appreciation Portfolio - Service Shares (5/01)      2003        1.000           1.220                 567,844

   Mid Cap Value Portfolio - Service Shares (4/03)             2003        1.000           1.339                 254,834

   Strategic Value Portfolio - Service Shares (5/01)           2003        1.000           1.067                      --

   Worldwide Growth Portfolio - Service Shares (5/01)          2003        1.000           1.287                 401,879

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2003        1.000           1.405                 777,219

   High Yield Bond Fund - Class I (8/98)                       2003        1.000           1.201               1,430,343

   Investors Fund - Class I (6/98)                             2003        1.000           1.345                 231,388

   Small Cap Growth Fund - Class I (5/01)                      2003        1.000           1.554                 888,216

   Strategic Bond Fund - Class I (8/98)                        2003        1.000           1.100               2,771,807

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2003        1.000           1.354               1,283,216

   Large Cap Portfolio (12/96)                                 2003        1.000           1.260                 904,975

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/01)   2003        1.000           1.220                      --

   Core Plus Fixed Income Portfolio - Class II (5/03)          2003        1.000           1.009                 968,850

   Emerging Markets Equity Portfolio, Class I (11/98)          2003        1.000           1.497                 517,700

   Equity and Income Portfolio - Class II (5/03)               2003        1.000           1.158               1,380,846

   Equity Growth Portfolio, Class I (5/01)                     2003        1.000           1.261                 535,658

   Global Franchise Portfolio - Class II Shares (5/03)         2003        1.000           1.220               1,051,490

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Value Equity Portfolio, Class I (6/98)               2003        1.000           1.357                 856,031

   Mid Cap Growth Portfolio, Class I (6/98)                    2003        1.000           1.418                 585,116

   Small Company Growth Portfolio - Class II (5/03)            2003        1.000           1.357                 300,999

   Technology Portfolio, Class I (5/01)                        2003        1.000           1.414                 381,886

   U.S. Mid Cap Core Portfolio, Class I (5/01)                 2003        1.000           1.456                 746,274

   U.S. Real Estate Portfolio, Class I (10/98)                 2003        1.000           1.398                 918,641

   Value Portfolio, Class I (7/98)                             2003        1.000           1.378                 425,104

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2003        1.000           1.332               4,440,246

   Emerging Growth Portfolio - Class II Shares (12/00)         2003        1.000           1.255               1,003,054

   Enterprise Portfolio - Class II Shares (12/00)              2003        1.000           1.269                 436,887

   Government Portfolio - Class II Shares (12/00)              2003        1.000           0.995               2,142,715

   Growth and Income Portfolio - Class II Shares (12/00)       2003        1.000           1.312               3,176,548

   Money Market Portfolio - Class II Shares (12/00)            2003        1.000           0.986               1,712,557

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        1.000           1.315               2,524,212

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.414                 993,130


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio, Class I

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

On April 30, 2003, The Assets in Janus Aspen Series: Janus Aspen Series Strategic Value Portfolio were merged into Janus Aspen Series: Janus Aspen Series Mid Cap Value Portfolio - Service Shares.

On October 31, 2003 The Assets in Universal Institutional Fund Inc. Active International Allocation Portfolio - Class 1 were liquidated, any assets not transferred out prior to liquidation were transferred to Van Kampen Life Investment Trust: Money Market Portfolio.


                           PREMIER ADVISERS III (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (7/02)                                               2003        1.000           1.141                  22,952

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03)                            2003        1.000           1.095                   6,630

   Equity Portfolio (10/03)                                    2003        1.000           1.080                      --

   S&P 500 Index Portfolio (9/03)                              2003        1.000           1.093                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2003        1.000           1.174                 155,717

   High Yield Bond Fund - Class I (5/98)                       2003        1.000           1.070                  14,910

   Investors Fund - Class I (4/98)                             2003        1.000           1.140                      --

   Large Cap Growth Fund - Class I (7/02)                      2003        1.000           1.181                      --

   Small Cap Growth Fund - Class I (5/00)                      2003        1.000           1.268                   1,550

   Strategic Bond Fund - Class I (5/98)                        2003        1.000           1.017                  26,044

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)                2003        1.000           1.129                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                              2003        1.000           1.211                  38,075

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2003        1.000           1.140                  24,434

   Large Cap Portfolio (12/96)                                 2003        1.000           1.129                      --

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        1.000           1.097                      --

   Emerging Markets Equity Portfolio, Class I (5/98)           2003        1.000           1.358                  37,791

   Equity and Income Portfolio - Class II (5/03)               2003        1.000           1.098                  17,679

   Equity Growth Portfolio, Class I (5/00)                     2003        1.000           1.117                   6,653

   Global Franchise Portfolio - Class II Shares (5/03)         2003        1.000           1.163                  15,669

   Global Value Equity Portfolio, Class I (5/98)               2003        1.000           1.198                      --

   Mid Cap Growth Portfolio, Class I (5/00)                    2003        1.000           1.200                      --

   Small Company Growth Portfolio - Class II (5/03)            2003        1.000           1.230                  19,810

   U.S. Mid Cap Core Portfolio, Class I (5/98)                 2003        1.000           1.211                 131,573

   U.S. Real Estate Portfolio, Class I (5/98)                  2003        1.000           1.185                  73,802

   UIF Core Plus Fixed Income Portfolio - Class II (5/03)      2003        1.000           1.002                      --

   Value Portfolio, Class I (5/98)                             2003        1.000           1.175                  62,790

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)                  2003        1.000           1.157                  22,654

   MFS Total Return Portfolio (1/97)                           2003        1.000           1.070                   9,649

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2003        1.000           1.153                  58,665

   Emerging Growth Portfolio - Class II Shares (12/00)         2003        1.000           1.112                  37,889

   Enterprise Portfolio - Class II Shares (12/00)              2003        1.000           1.127                      --

   Government Portfolio - Class II Shares (1/01)               2003        1.000           0.981                  13,690

   Growth and Income Portfolio - Class II Shares (12/00)       2003        1.000           1.148                 259,400

   Money Market Portfolio - Class II Shares (1/01)             2003        1.000           0.991                  79,854

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)              2003        1.000           1.173                  46,106

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (1/01)                  2003        1.000           1.260                  21,678


                           PREMIER ADVISERS III (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (7/02)                                               2003        1.000           1.395                  93,308

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03)                            2003        1.000           1.094                  58,129

   Equity Portfolio (10/03)                                    2003        1.000           1.079                      --

   S&P 500 Index Portfolio (9/03)                              2003        1.000           1.093                 162,582

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2003        1.000           1.404                 302,948

   High Yield Bond Fund - Class I (5/98)                       2003        1.000           1.200                 426,616

   Investors Fund - Class I (4/98)                             2003        1.000           1.344                  50,612

   Large Cap Growth Fund - Class I (7/02)                      2003        1.000           1.436                 127,068

   Small Cap Growth Fund - Class I (5/00)                      2003        1.000           1.552                 375,083

   Strategic Bond Fund - Class I (5/98)                        2003        1.000           1.099                 679,999

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)                2003        1.000           1.127                 175,180

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                              2003        1.000           1.209                 309,988

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2003        1.000           1.353                 558,535

   Large Cap Portfolio (12/96)                                 2003        1.000           1.259                 323,338

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        1.000           1.219                      --

   Emerging Markets Equity Portfolio, Class I (5/98)           2003        1.000           1.496                 184,965

   Equity and Income Portfolio - Class II (5/03)               2003        1.000           1.157                 964,133

   Equity Growth Portfolio, Class I (5/00)                     2003        1.000           1.260                 220,041

   Global Franchise Portfolio - Class II Shares (5/03)         2003        1.000           1.219                 647,133

   Global Value Equity Portfolio, Class I (5/98)               2003        1.000           1.356                 193,968

   Mid Cap Growth Portfolio, Class I (5/00)                    2003        1.000           1.417                  78,895

   Small Company Growth Portfolio - Class II (5/03)            2003        1.000           1.356                 286,572

   U.S. Mid Cap Core Portfolio, Class I (5/98)                 2003        1.000           1.455                 358,028

   U.S. Real Estate Portfolio, Class I (5/98)                  2003        1.000           1.397                 172,227

   UIF Core Plus Fixed Income Portfolio - Class II (5/03)      2003        1.000           1.008                 463,200

   Value Portfolio, Class I (5/98)                             2003        1.000           1.377                 162,458

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)                  2003        1.000           1.301                 124,561

   MFS Total Return Portfolio (1/97)                           2003        1.000           1.173                 915,961

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2003        1.000           1.331               1,782,886

   Emerging Growth Portfolio - Class II Shares (12/00)         2003        1.000           1.254                 778,759

   Enterprise Portfolio - Class II Shares (12/00)              2003        1.000           1.268                  51,686

   Government Portfolio - Class II Shares (1/01)               2003        1.000           0.994                 389,960

   Growth and Income Portfolio - Class II Shares (12/00)       2003        1.000           1.310                 757,478

   Money Market Portfolio - Class II Shares (1/01)             2003        1.000           0.985               1,196,526

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        1.000           1.313               1,122,355

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (1/01)                  2003        1.000           1.412                 543,271


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio, Class I

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS FUND ABD II
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                           CAPITAL              MONEY              AIM V.I.         ALLIANCEBERNSTEIN
                                        APPRECIATION            MARKET          PREMIER EQUITY       PREMIER GROWTH
                                            FUND              PORTFOLIO         FUND - SERIES I    PORTFOLIO - CLASS B
                                        ------------         -----------        ---------------    -------------------
ASSETS:
  Investments at market value:          $58,612,378          $31,222,603          $ 3,157,600          $ 8,222,895

  Receivables:
    Dividends ................                   --                8,351                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........           58,612,378           31,230,954            3,157,600            8,222,895
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........               10,009                5,386                  545                1,403
    Administrative fees ......                1,198                  644                   64                  167
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......               11,207                6,030                  609                1,570
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $58,601,171          $31,224,924          $ 3,156,991          $ 8,221,325
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       GLOBAL GROWTH                           GROWTH-INCOME         EMERGING
                                      FUND - CLASS 2      GROWTH FUND -       FUND - CLASS 2          MARKETS
                                          SHARES          CLASS 2 SHARES          SHARES             PORTFOLIO
                                      --------------      --------------      --------------        ----------
ASSETS:
  Investments at market value:          $   91,145          $  163,759          $2,564,474          $4,126,388

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                        ----------          ----------          ----------          ----------

      Total Assets ...........              91,145             163,759           2,564,474           4,126,388
                                        ----------          ----------          ----------          ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  15                  28                 468                 694
    Administrative fees ......                   2                   3                  52                  83
                                        ----------          ----------          ----------          ----------

      Total Liabilities ......                  17                  31                 520                 777
                                        ----------          ----------          ----------          ----------

NET ASSETS:                             $   91,128          $  163,728          $2,563,954          $4,125,611
                                        ==========          ==========          ==========          ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                       TEMPLETON
                                                                                       DEVELOPING
     DELAWARE            DREYFUS VIF         DREYFUS VIF                                MARKETS              TEMPLETON
     VIP REIT           APPRECIATION          DEVELOPING         MUTUAL SHARES         SECURITIES             GROWTH
SERIES - STANDARD        PORTFOLIO -     LEADERS PORTFOLIO -   SECURITIES FUND -     FUND - CLASS 2      SECURITIES FUND -
      CLASS            INITIAL SHARES       INITIAL SHARES      CLASS 2 SHARES           SHARES           CLASS 2 SHARES
-----------------      --------------    -------------------   -----------------     --------------      -----------------
   $ 8,174,878          $10,598,881          $22,197,754          $ 1,231,160          $     6,849          $ 1,823,852


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     8,174,878           10,598,881           22,197,754            1,231,160                6,849            1,823,852
   -----------          -----------          -----------          -----------          -----------          -----------




         1,410                1,818                3,811                  236                    1                  331
           167                  215                  454                   26                   --                   37
   -----------          -----------          -----------          -----------          -----------          -----------

         1,577                2,033                4,265                  262                    1                  368
   -----------          -----------          -----------          -----------          -----------          -----------

   $ 8,173,301          $10,596,848          $22,193,489          $ 1,230,898          $     6,848          $ 1,823,484
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                             DIVERSIFIED          EQUITY INDEX
                                                              STRATEGIC            PORTFOLIO -         FUNDAMENTAL
                                        APPRECIATION            INCOME              CLASS II              VALUE
                                          PORTFOLIO           PORTFOLIO              SHARES             PORTFOLIO
                                        ------------         -----------          ------------         -----------
ASSETS:
  Investments at market value:          $33,031,392          $22,837,041          $14,773,499          $30,556,803

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........           33,031,392           22,837,041           14,773,499           30,556,803
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                5,623                3,907                2,533                5,216
    Administrative fees ......                  673                  469                  301                  622
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                6,296                4,376                2,834                5,838
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $33,025,096          $22,832,665          $14,770,665          $30,550,965
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                      SALOMON BROTHERS
 SALOMON BROTHERS         VARIABLE                                   CAPITAL           GLOBAL LIFE            GLOBAL
VARIABLE EMERGING         GROWTH &             BALANCED           APPRECIATION           SCIENCES           TECHNOLOGY
  GROWTH FUND -         INCOME FUND -        PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
  CLASS I SHARES       CLASS I SHARES       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES      SERVICE SHARES
-----------------     ----------------      --------------       --------------       --------------      --------------
   $   604,317          $   210,239          $21,955,635          $ 4,135,925          $ 1,925,846          $ 2,707,191


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

       604,317              210,239           21,955,635            4,135,925            1,925,846            2,707,191
   -----------          -----------          -----------          -----------          -----------          -----------




           127                   42                4,012                  798                  331                  464
            12                    4                  449                   84                   39                   55
   -----------          -----------          -----------          -----------          -----------          -----------

           139                   46                4,461                  882                  370                  519
   -----------          -----------          -----------          -----------          -----------          -----------

   $   604,178          $   210,193          $21,951,174          $ 4,135,043          $ 1,925,476          $ 2,706,672
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                              WORLDWIDE
                                           MID CAP              GROWTH              LAZARD
                                      VALUE PORTFOLIO -      PORTFOLIO -          RETIREMENT           GROWTH AND
                                           SERVICE             SERVICE             SMALL CAP             INCOME
                                            SHARES              SHARES             PORTFOLIO            PORTFOLIO
                                      -----------------      -----------          -----------          -----------
ASSETS:
  Investments at market value:          $ 2,178,049          $14,141,439          $     4,454          $   219,228

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........            2,178,049           14,141,439                4,454              219,228
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  440                2,510                   --                   48
    Administrative fees ......                   44                  286                   --                    4
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                  484                2,796                   --                   52
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $ 2,177,565          $14,138,643          $     4,454          $   219,176
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                       REAL RETURN         TOTAL RETURN
     MID-CAP             DIVIDEND                                   S&P 500            PORTFOLIO -          PORTFOLIO -
      VALUE               GROWTH                EQUITY               INDEX            ADMINISTRATIVE      ADMINISTRATIVE
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO              CLASS                CLASS
   -----------          -----------          -----------          -----------         --------------      --------------
   $   242,923          $   178,618          $    15,483          $ 1,861,711          $   475,074          $25,086,544


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

       242,923              178,618               15,483            1,861,711              475,074           25,086,544
   -----------          -----------          -----------          -----------          -----------          -----------




            50                   45                    4                  380                   88                4,369
             5                    4                   --                   37                   10                  516
   -----------          -----------          -----------          -----------          -----------          -----------

            55                   49                    4                  417                   98                4,885
   -----------          -----------          -----------          -----------          -----------          -----------

   $   242,868          $   178,569          $    15,479          $ 1,861,294          $   474,976          $25,081,659
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          PUTNAM VT           PUTNAM VT
                                          DISCOVERY         INTERNATIONAL          PUTNAM VT
                                           GROWTH               EQUITY             SMALL CAP
                                           FUND -               FUND -           VALUE FUND -
                                          CLASS IB             CLASS IB            CLASS IB              ALL CAP
                                           SHARES               SHARES              SHARES           FUND - CLASS I
                                        -----------         ------------         ------------        --------------
ASSETS:
  Investments at market value:          $   331,917          $ 2,112,765          $ 3,086,166          $33,406,723

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........              331,917            2,112,765            3,086,166           33,406,723
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                   55                  368                  539                6,043
    Administrative fees ......                    7                   43                   64                  679
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                   62                  411                  603                6,722
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $   331,855          $ 2,112,354          $ 3,085,563          $33,400,001
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                            GROWTH AND
    HIGH YIELD           INVESTORS           LARGE CAP             SMALL CAP           STRATEGIC              INCOME
   BOND FUND -            FUND -               GROWTH               GROWTH                BOND              PORTFOLIO -
     CLASS I              CLASS I          FUND - CLASS I       FUND - CLASS I       FUND - CLASS I           CLASS B
   -----------          -----------        --------------       --------------       --------------         -----------
   $11,219,360          $26,700,881          $ 1,012,138          $12,668,358          $26,865,987          $   257,347


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    11,219,360           26,700,881            1,012,138           12,668,358           26,865,987              257,347
   -----------          -----------          -----------          -----------          -----------          -----------




         2,179                4,673                  203                2,484                5,183                   64
           229                  543                   21                  260                  551                    6
   -----------          -----------          -----------          -----------          -----------          -----------

         2,408                5,216                  224                2,744                5,734                   70
   -----------          -----------          -----------          -----------          -----------          -----------

   $11,216,952          $26,695,665          $ 1,011,914          $12,665,614          $26,860,253          $   257,277
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          SCUDDER
                                       INTERNATIONAL                              DISCIPLINED
                                          SELECT             CONVERTIBLE            MID CAP              EQUITY
                                    EQUITY PORTFOLIO -        SECURITIES             STOCK               INCOME
                                          CLASS B             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                    ------------------       -----------          -----------          -----------
ASSETS:
  Investments at market value:          $   634,316          $16,480,395          $15,469,352          $63,749,551

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........              634,316           16,480,395           15,469,352           63,749,551
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  157                2,837                2,664               11,242
    Administrative fees ......                   13                  338                  318                1,297
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                  170                3,175                2,982               12,539
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $   634,146          $16,477,220          $15,466,370          $63,737,012
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                    LAZARD            MERRILL LYNCH             MFS
    FEDERATED            FEDERATED                               INTERNATIONAL          LARGE CAP            EMERGING
    HIGH YIELD             STOCK              LARGE CAP              STOCK                 CORE               GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
   -----------          -----------          -----------         -------------        -------------         -----------
   $23,829,919          $14,790,869          $38,861,379          $23,045,981          $ 1,042,924          $20,805,826


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    23,829,919           14,790,869           38,861,379           23,045,981            1,042,924           20,805,826
   -----------          -----------          -----------          -----------          -----------          -----------




         4,095                2,518                6,884                3,893                  178                3,545
           490                  301                  792                  466                   21                  425
   -----------          -----------          -----------          -----------          -----------          -----------

         4,585                2,819                7,676                4,359                  199                3,970
   -----------          -----------          -----------          -----------          -----------          -----------

   $23,825,334          $14,788,050          $38,853,703          $23,041,622          $ 1,042,725          $20,801,856
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                        EMERGING
                                            MFS                                    TRAVELERS             MARKETS
                                          MID CAP              PIONEER              QUALITY              EQUITY
                                          GROWTH                FUND                 BOND              PORTFOLIO -
                                         PORTFOLIO            PORTFOLIO            PORTFOLIO             CLASS I
                                        -----------          -----------          -----------          -----------
ASSETS:
  Investments at market value:          $12,882,720          $    15,628          $39,684,145          $ 5,373,883

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........           12,882,720               15,628           39,684,145            5,373,883
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                2,204                    2                6,827                1,029
    Administrative fees ......                  263                   --                  816                  109
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                2,467                    2                7,643                1,138
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $12,880,253          $    15,626          $39,676,502          $ 5,372,745
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                    GLOBAL                                     SMALL
    EQUITY AND            EQUITY                GLOBAL               VALUE               MID CAP              COMPANY
      INCOME              GROWTH              FRANCHISE             EQUITY                GROWTH              GROWTH
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS II             CLASS I              CLASS II             CLASS I              CLASS I             CLASS II
   -----------          -----------          -----------          -----------          -----------          -----------
   $ 4,742,458          $ 8,202,346          $ 3,459,387          $15,562,883          $ 9,233,681          $ 1,173,051


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     4,742,458            8,202,346            3,459,387           15,562,883            9,233,681            1,173,051
   -----------          -----------          -----------          -----------          -----------          -----------




         1,129                1,610                  806                2,872                1,758                  284
            95                  166                   68                  316                  188                   24
   -----------          -----------          -----------          -----------          -----------          -----------

         1,224                1,776                  874                3,188                1,946                  308
   -----------          -----------          -----------          -----------          -----------          -----------

   $ 4,741,234          $ 8,200,570          $ 3,458,513          $15,559,695          $ 9,231,735          $ 1,172,743
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                 U.S.                                   CORE PLUS
                                                               MID CAP                U.S.                FIXED
                                        TECHNOLOGY               CORE             REAL ESTATE            INCOME
                                        PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                          CLASS I              CLASS I              CLASS I             CLASS II
                                        -----------          -----------          -----------          -----------
ASSETS:
  Investments at market value:          $ 4,081,945          $24,283,676          $12,348,098          $ 2,639,251

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........            4,081,945           24,283,676           12,348,098            2,639,251
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  776                4,514                2,411                  610
    Administrative fees ......                   84                  495                  253                   54
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                  860                5,009                2,664                  664
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $ 4,081,085          $24,278,667          $12,345,434          $ 2,638,587
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                      SB ADJUSTABLE
                             AIM                 MFS                PIONEER            RATE INCOME         SMITH BARNEY
      VALUE                CAPITAL              TOTAL              STRATEGIC           PORTFOLIO -          AGGRESSIVE
   PORTFOLIO -          APPRECIATION            RETURN              INCOME               CLASS I              GROWTH
     CLASS I              PORTFOLIO           PORTFOLIO            PORTFOLIO              SHARES             PORTFOLIO
   -----------          ------------         -----------          -----------         -------------        ------------
   $19,467,945          $ 2,162,516          $88,961,944          $ 5,143,817          $   140,372          $14,819,162


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    19,467,945            2,162,516           88,961,944            5,143,817              140,372           14,819,162
   -----------          -----------          -----------          -----------          -----------          -----------




         3,537                  399               15,347                  878                   24                2,542
           396                   44                1,818                  105                    3                  302
   -----------          -----------          -----------          -----------          -----------          -----------

         3,933                  443               17,165                  983                   27                2,844
   -----------          -----------          -----------          -----------          -----------          -----------

   $19,464,012          $ 2,162,073          $88,944,779          $ 5,142,834          $   140,345          $14,816,318
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       SMITH BARNEY
                                           LARGE                                   COMSTOCK             COMSTOCK
                                      CAPITALIZATION          STRATEGIC           PORTFOLIO -          PORTFOLIO -
                                          GROWTH                EQUITY              CLASS I             CLASS II
                                         PORTFOLIO            PORTFOLIO             SHARES               SHARES
                                      --------------         -----------          -----------          -----------
ASSETS:
  Investments at market value:          $ 5,858,458          $44,277,313          $ 3,821,353          $52,349,173

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........            5,858,458           44,277,313            3,821,353           52,349,173
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                1,159                7,539                  648               10,378
    Administrative fees ......                  139                  904                   78                1,063
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                1,298                8,443                  726               11,441
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $ 5,857,160          $44,268,870          $ 3,820,627          $52,337,732
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     EMERGING            EMERGING
      GROWTH              GROWTH              ENTERPRISE          ENTERPRISE            GOVERNMENT          GOVERNMENT
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS I             CLASS II              CLASS I             CLASS II              CLASS I             CLASS II
      SHARES              SHARES                SHARES              SHARES                SHARES              SHARES
   -----------          -----------          -----------          -----------          -----------          -----------
   $ 8,851,575          $10,900,105          $ 7,344,404          $ 4,753,534          $ 8,076,001          $31,692,799


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

     8,851,575           10,900,105            7,344,404            4,753,534            8,076,001           31,692,799
   -----------          -----------          -----------          -----------          -----------          -----------




         1,505                2,220                1,247                  933                1,386                6,128
           181                  221                  149                   97                  166                  654
   -----------          -----------          -----------          -----------          -----------          -----------

         1,686                2,441                1,396                1,030                1,552                6,782
   -----------          -----------          -----------          -----------          -----------          -----------

   $ 8,849,889          $10,897,664          $ 7,343,008          $ 4,752,504          $ 8,074,449          $31,686,017
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                        GROWTH AND            GROWTH AND             MONEY                MONEY
                                          INCOME                INCOME              MARKET               MARKET
                                        PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                          CLASS I              CLASS II             CLASS I             CLASS II
                                          SHARES                SHARES              SHARES               SHARES
                                        -----------          -----------          -----------          -----------
ASSETS:
  Investments at market value:          $13,734,232          $34,152,954          $ 6,390,556          $18,490,784

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........           13,734,232           34,152,954            6,390,556           18,490,784
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                2,328                6,793                1,095                3,711
    Administrative fees ......                  280                  695                  131                  384
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                2,608                7,488                1,226                4,095
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $13,731,624          $34,145,466          $ 6,389,330          $18,486,689
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                              DYNAMIC
                              CAPITAL
    CONTRAFUND(R)           APPRECIATION               MID CAP
     PORTFOLIO -            PORTFOLIO -             PORTFOLIO -
       SERVICE                SERVICE                 SERVICE
       CLASS 2                CLASS 2                 CLASS 2                 COMBINED
   --------------          --------------          --------------          --------------
   $   23,831,923          $      730,580          $   13,619,044          $1,228,961,877


               --                      --                      --                   8,351
   --------------          --------------          --------------          --------------

       23,831,923                 730,580              13,619,044           1,228,970,228
   --------------          --------------          --------------          --------------




            4,678                     132                   2,620                 221,005
              485                      15                     278                  25,109
   --------------          --------------          --------------          --------------

            5,163                     147                   2,898                 246,114
   --------------          --------------          --------------          --------------

   $   23,826,760          $      730,433          $   13,616,146          $1,228,724,114
   ==============          ==============          ==============          ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                   AIM V.I.        ALLIANCEBERNSTEIN
                                                                                                   PREMIER             PREMIER
                                                         CAPITAL               MONEY               EQUITY               GROWTH
                                                      APPRECIATION             MARKET              FUND -            PORTFOLIO -
                                                          FUND               PORTFOLIO            SERIES I             CLASS B
                                                      ------------         ------------         ------------       -----------------
INVESTMENT INCOME:
  Dividends ...................................       $     26,895         $    392,887         $      8,761         $         --
                                                      ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................            687,421              619,808               36,479              100,070
  Administrative fees .........................             82,353               74,163                4,322               11,933
                                                      ------------         ------------         ------------         ------------

    Total expenses ............................            769,774              693,971               40,801              112,003
                                                      ------------         ------------         ------------         ------------

      Net investment income (loss) ............           (742,879)            (301,084)             (32,040)            (112,003)
                                                      ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                   --                   --                   --
    Realized gain (loss) on sale of investments         (4,746,432)                  --             (130,565)          (1,261,924)
                                                      ------------         ------------         ------------         ------------

      Realized gain (loss) ....................         (4,746,432)                  --             (130,565)          (1,261,924)
                                                      ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................         17,049,339                   --              773,458            2,949,679
                                                      ------------         ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................       $ 11,560,028         $   (301,084)        $    610,853         $  1,575,752
                                                      ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

      GLOBAL                                                                        DELAWARE          DREYFUS VIF
      GROWTH              GROWTH                                                    VIP REIT         APPRECIATION
      FUND -              FUND -          GROWTH-INCOME        EMERGING             SERIES -          PORTFOLIO -
      CLASS 2             CLASS 2         FUND - CLASS 2        MARKETS             STANDARD            INITIAL
      SHARES              SHARES              SHARES           PORTFOLIO             CLASS              SHARES
   -----------         -----------        --------------      -----------         -----------        ------------
   $        88         $       151         $    19,079        $        --         $   166,822        $   135,562
   -----------         -----------         -----------        -----------         -----------        -----------


           305                 611               8,880             45,100              83,197            124,079
            37                  73                 973              5,406               9,902             14,744
   -----------         -----------         -----------        -----------         -----------        -----------

           342                 684               9,853             50,506              93,099            138,823
   -----------         -----------         -----------        -----------         -----------        -----------

          (254)               (533)              9,226            (50,506)             73,723             (3,261)
   -----------         -----------         -----------        -----------         -----------        -----------



            --                  --                  --                 --              51,217                 --
           853                 521               1,043           (209,525)            108,439           (352,649)
   -----------         -----------         -----------        -----------         -----------        -----------

           853                 521               1,043           (209,525)            159,656           (352,649)
   -----------         -----------         -----------        -----------         -----------        -----------


         8,792              13,820             210,648          1,624,766           1,679,323          2,144,833
   -----------         -----------         -----------        -----------         -----------        -----------



   $     9,391         $    13,808         $   220,917        $ 1,364,735         $ 1,912,702        $ 1,788,923
   ===========         ===========         ===========        ===========         ===========        ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                TEMPLETON
                                                       DREYFUS VIF            MUTUAL           DEVELOPING           TEMPLETON
                                                       DEVELOPING             SHARES             MARKETS             GROWTH
                                                         LEADERS            SECURITIES         SECURITIES          SECURITIES
                                                       PORTFOLIO -            FUND -             FUND -              FUND -
                                                         INITIAL             CLASS 2             CLASS 2             CLASS 2
                                                         SHARES               SHARES             SHARES              SHARES
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $     5,728         $     6,374         $        --         $    12,282
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            240,676               8,835                 140              12,267
  Administrative fees .........................             28,749                 968                  17               1,399
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            269,425               9,803                 157              13,666
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............           (263,697)             (3,429)               (157)             (1,384)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (230,977)              5,659              17,037              60,662
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (230,977)              5,659              17,037              60,662
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          5,616,322             161,875                 804             272,517
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 5,121,648         $   164,105         $    17,684         $   331,795
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 SALOMON BROTHERS    SALOMON BROTHERS
                                                                                     VARIABLE            VARIABLE
                                              EQUITY                                 EMERGING            GROWTH &
                       DIVERSIFIED            INDEX                                   GROWTH              INCOME
                        STRATEGIC          PORTFOLIO -         FUNDAMENTAL            FUND -              FUND -
   APPRECIATION          INCOME              CLASS II             VALUE              CLASS I              CLASS I
    PORTFOLIO           PORTFOLIO             SHARES            PORTFOLIO             SHARES              SHARES
   ------------        -----------         -----------         -----------       ----------------    ----------------
   $   192,633         $ 1,324,379         $   131,093         $   158,348         $        --         $       537
   -----------         -----------         -----------         -----------         -----------         -----------


       373,682             292,459             156,856             319,412               3,377               1,511
        44,740              35,095              18,663              38,126                 342                 159
   -----------         -----------         -----------         -----------         -----------         -----------

       418,422             327,554             175,519             357,538               3,719               1,670
   -----------         -----------         -----------         -----------         -----------         -----------

      (225,789)            996,825             (44,426)           (199,190)             (3,719)             (1,133)
   -----------         -----------         -----------         -----------         -----------         -----------



            --                  --                  --                  --                  --                  --
      (286,092)           (455,833)           (485,968)           (468,801)              3,233               1,688
   -----------         -----------         -----------         -----------         -----------         -----------

      (286,092)           (455,833)           (485,968)           (468,801)              3,233               1,688
   -----------         -----------         -----------         -----------         -----------         -----------


     6,781,365           1,726,655           3,528,620           8,839,778              77,168              28,499
   -----------         -----------         -----------         -----------         -----------         -----------



   $ 6,269,484         $ 2,267,647         $ 2,998,226         $ 8,171,787         $    76,682         $    29,054
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                             CAPITAL           GLOBAL LIFE           GLOBAL
                                                        BALANCED           APPRECIATION         SCIENCES           TECHNOLOGY
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         SERVICE             SERVICE             SERVICE             SERVICE
                                                         SHARES               SHARES             SHARES              SHARES
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $   360,161         $     8,744         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            253,743              46,682              23,154              28,589
  Administrative fees .........................             28,921               5,079               2,750               3,397
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            282,664              51,761              25,904              31,986
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             77,497             (43,017)            (25,904)            (31,986)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (132,064)            (54,990)           (153,544)           (269,958)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (132,064)            (54,990)           (153,544)           (269,958)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          2,356,405             693,226             584,335           1,131,961
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 2,301,838         $   595,219         $   404,887         $   830,017
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     MID CAP            STRATEGIC           WORLDWIDE
      VALUE               VALUE               GROWTH             LAZARD
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         RETIREMENT           GROWTH AND          MID-CAP
     SERVICE             SERVICE             SERVICE            SMALL CAP             INCOME             VALUE
      SHARES             SHARES               SHARES            PORTFOLIO           PORTFOLIO          PORTFOLIO
   -----------         -----------         -----------         -----------         -----------        -----------
   $     2,150         $        --         $   106,612         $        --         $     1,300        $     1,122
   -----------         -----------         -----------         -----------         -----------        -----------


        17,768               5,235             163,326                  19                 940                970
         1,803                 577              18,861                   2                  87                 98
   -----------         -----------         -----------         -----------         -----------        -----------

        19,571               5,812             182,187                  21               1,027              1,068
   -----------         -----------         -----------         -----------         -----------        -----------

       (17,421)             (5,812)            (75,575)                (21)                273                 54
   -----------         -----------         -----------         -----------         -----------        -----------



            --                  --                  --                  --                  --              2,321
        37,226            (285,485)         (1,011,374)                 78                 121                422
   -----------         -----------         -----------         -----------         -----------        -----------

        37,226            (285,485)         (1,011,374)                 78                 121              2,743
   -----------         -----------         -----------         -----------         -----------        -----------


       492,584             334,081           3,668,963                 474              20,437             21,800
   -----------         -----------         -----------         -----------         -----------        -----------



   $   512,389         $    42,784         $ 2,582,014         $       531         $    20,831        $    24,597
   ===========         ===========         ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                               REAL
                                                                                                              RETURN
                                                       DIVIDEND                            S&P 500          PORTFOLIO -
                                                        GROWTH           EQUITY             INDEX         ADMINISTRATIVE
                                                       PORTFOLIO        PORTFOLIO         PORTFOLIO            CLASS
                                                       ---------        ---------         ---------       --------------
INVESTMENT INCOME:
  Dividends ...................................        $     548        $       2         $      --         $   1,281
                                                       ---------        ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................              416               48             2,769             2,705
  Administrative fees .........................               33                3               276               302
                                                       ---------        ---------         ---------         ---------

    Total expenses ............................              449               51             3,045             3,007
                                                       ---------        ---------         ---------         ---------

      Net investment income (loss) ............               99              (49)           (3,045)           (1,726)
                                                       ---------        ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --               --                --             9,491
    Realized gain (loss) on sale of investments              181               --               (41)           (5,883)
                                                       ---------        ---------         ---------         ---------

      Realized gain (loss) ....................              181               --               (41)            3,608
                                                       ---------        ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................            9,011              528           102,287             2,262
                                                       ---------        ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $   9,291        $     479         $  99,201         $   4,144
                                                       =========        =========         =========         =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                        PUTNAM VT          PUTNAM VT           PUTNAM VT
                        DISCOVERY        INTERNATIONAL         SMALL CAP
   TOTAL RETURN          GROWTH              EQUITY              VALUE                                 HIGH YIELD
   PORTFOLIO -           FUND -              FUND -             FUND -              ALL CAP               BOND
  ADMINISTRATIVE        CLASS IB            CLASS IB           CLASS IB             FUND -               FUND -
      CLASS              SHARES              SHARES             SHARES              CLASS I              CLASS I
  --------------      -----------        -------------        -----------         -----------         -----------
   $   799,428        $        --         $    23,201         $     8,077         $    72,492         $   668,085
   -----------        -----------         -----------         -----------         -----------         -----------


       350,240              3,912              26,712              30,982             340,884             120,582
        41,628                459               3,155               3,690              38,933              13,272
   -----------        -----------         -----------         -----------         -----------         -----------

       391,868              4,371              29,867              34,672             379,817             133,854
   -----------        -----------         -----------         -----------         -----------         -----------

       407,560             (4,371)             (6,666)            (26,595)           (307,325)            534,231
   -----------        -----------         -----------         -----------         -----------         -----------



       198,680                 --                  --                  --                  --                  --
       178,293                674             583,259              21,299            (281,175)             36,534
   -----------        -----------         -----------         -----------         -----------         -----------

       376,973                674             583,259              21,299            (281,175)             36,534
   -----------        -----------         -----------         -----------         -----------         -----------


       132,455             85,388             283,784           1,008,895           8,964,249           1,149,136
   -----------        -----------         -----------         -----------         -----------         -----------



   $   916,988        $    81,691         $   860,377         $ 1,003,599         $ 8,375,749         $ 1,719,901
   ===========        ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            LARGE CAP           SMALL CAP           STRATEGIC
                                                        INVESTORS             GROWTH             GROWTH               BOND
                                                         FUND -               FUND -             FUND -              FUND -
                                                         CLASS I             CLASS I             CLASS I             CLASS I
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $   329,335         $       100         $        --         $ 1,402,103
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            293,755               4,948             108,620             305,609
  Administrative fees .........................             34,350                 536              11,739              33,787
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            328,105               5,484             120,359             339,396
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............              1,230              (5,384)           (120,359)          1,062,707
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --             589,791
    Realized gain (loss) on sale of investments           (493,165)             26,006              48,134             131,448
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (493,165)             26,006              48,134             721,239
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          6,771,381              93,928           3,209,985             598,198
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 6,279,446         $   114,550         $ 3,137,760         $ 2,382,144
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                          SCUDDER
                       INTERNATIONAL
    GROWTH AND            SELECT                                   DISCIPLINED
      INCOME              EQUITY             CONVERTIBLE             MID CAP              EQUITY              FEDERATED
   PORTFOLIO -          PORTFOLIO -           SECURITIES              STOCK               INCOME             HIGH YIELD
     CLASS B              CLASS B             PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO
   ------------        -------------         ------------         ------------         ------------         ------------
   $         --         $         --         $    457,849         $     40,045         $    509,102         $  1,616,243
   ------------         ------------         ------------         ------------         ------------         ------------


            890                2,058              195,242              167,811              666,442              283,832
             71                  166               23,282               20,063               78,274               33,955
   ------------         ------------         ------------         ------------         ------------         ------------

            961                2,224              218,524              187,874              744,716              317,787
   ------------         ------------         ------------         ------------         ------------         ------------

           (961)              (2,224)             239,325             (147,829)            (235,614)           1,298,456
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
             48                  381              (97,311)            (193,281)            (488,277)          (2,077,952)
   ------------         ------------         ------------         ------------         ------------         ------------

             48                  381              (97,311)            (193,281)            (488,277)          (2,077,952)
   ------------         ------------         ------------         ------------         ------------         ------------


         16,347               52,956            3,273,930            4,136,226           14,495,748            4,973,974
   ------------         ------------         ------------         ------------         ------------         ------------



   $     15,434         $     51,113         $  3,415,944         $  3,795,116         $ 13,771,857         $  4,194,478
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                 LAZARD          MERRILL LYNCH
                                                        FEDERATED                             INTERNATIONAL        LARGE CAP
                                                          STOCK             LARGE CAP             STOCK              CORE
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                       -----------         -----------        -------------      -------------
INVESTMENT INCOME:
  Dividends ...................................        $   192,077         $   137,805         $   365,857        $     6,571
                                                       -----------         -----------         -----------        -----------

EXPENSES:
  Insurance charges ...........................            171,368             424,042             269,370             13,168
  Administrative fees .........................             20,534              49,839              32,290              1,575
                                                       -----------         -----------         -----------        -----------

    Total expenses ............................            191,902             473,881             301,660             14,743
                                                       -----------         -----------         -----------        -----------

      Net investment income (loss) ............                175            (336,076)             64,197             (8,172)
                                                       -----------         -----------         -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments           (427,028)         (2,429,082)          1,204,081           (128,882)
                                                       -----------         -----------         -----------        -----------

      Realized gain (loss) ....................           (427,028)         (2,429,082)          1,204,081           (128,882)
                                                       -----------         -----------         -----------        -----------

    Change in unrealized gain (loss)
      on investments ..........................          3,612,954           9,731,262           4,216,214            324,045
                                                       -----------         -----------         -----------        -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 3,186,101         $ 6,966,104         $ 5,484,492        $   186,991
                                                       ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                   ACTIVE             EMERGING
       MFS                 MFS                                 TRAVELERS        INTERNATIONAL          MARKETS
     EMERGING            MID CAP             PIONEER            QUALITY           ALLOCATION           EQUITY
      GROWTH             GROWTH                FUND              BOND            PORTFOLIO -         PORTFOLIO -
    PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO           CLASS I             CLASS I
   -----------         -----------         -----------        -----------        -----------         -----------
   $        --         $        --         $       205        $ 1,907,551        $    96,542         $        --
   -----------         -----------         -----------        -----------        -----------         -----------


       243,894             139,140                  73            543,852             43,084              45,840
        29,243              16,625                   9             65,031              4,680               5,086
   -----------         -----------         -----------        -----------        -----------         -----------

       273,137             155,765                  82            608,883             47,764              50,926
   -----------         -----------         -----------        -----------        -----------         -----------

      (273,137)           (155,765)                123          1,298,668             48,778             (50,926)
   -----------         -----------         -----------        -----------        -----------         -----------



            --                  --                  --             96,794                 --                  --
    (3,539,748)         (1,959,358)                  9            387,531           (134,205)           (165,795)
   -----------         -----------         -----------        -----------        -----------         -----------

    (3,539,748)         (1,959,358)                  9            484,325           (134,205)           (165,795)
   -----------         -----------         -----------        -----------        -----------         -----------


     8,506,751           5,432,431               1,860            509,265            771,746           1,682,710
   -----------         -----------         -----------        -----------        -----------         -----------



   $ 4,693,866         $ 3,317,308         $     1,992        $ 2,292,258        $   686,319         $ 1,465,989
   ===========         ===========         ===========        ===========        ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                     GLOBAL
                                                       EQUITY AND             EQUITY             GLOBAL               VALUE
                                                         INCOME               GROWTH            FRANCHISE            EQUITY
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                        CLASS II             CLASS I            CLASS II             CLASS I
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $    21,090         $        --         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             22,878              87,925              15,494             146,054
  Administrative fees .........................              1,945               9,493               1,325              16,463
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             24,823              97,418              16,819             162,517
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             (3,733)            (97,418)            (16,819)           (162,517)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             12,086                  --               4,706                  --
    Realized gain (loss) on sale of investments              2,049            (185,229)               (179)           (123,891)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................             14,135            (185,229)              4,527            (123,891)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            320,039           1,604,913             380,474           3,277,362
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   330,441         $ 1,322,266         $   368,182         $ 2,990,954
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                          SMALL                                   U.S.                 U.S.             CORE PLUS
     MID CAP             COMPANY                                 MID CAP               REAL               FIXED
      GROWTH             GROWTH             TECHNOLOGY            CORE                ESTATE             INCOME
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
     CLASS I            CLASS II             CLASS I             CLASS I             CLASS I            CLASS II
   -----------         -----------         -----------         -----------         -----------         -----------
   $        --         $        --         $        --         $        --         $        --         $       249
   -----------         -----------         -----------         -----------         -----------         -----------


        93,654               5,817              43,815             253,624             119,049              12,739
        10,308                 485               4,877              28,539              13,047               1,145
   -----------         -----------         -----------         -----------         -----------         -----------

       103,962               6,302              48,692             282,163             132,096              13,884
   -----------         -----------         -----------         -----------         -----------         -----------

      (103,962)             (6,302)            (48,692)           (282,163)           (132,096)            (13,635)
   -----------         -----------         -----------         -----------         -----------         -----------



            --              19,534                  --                  --                  --               3,154
      (173,256)              2,752            (976,874)           (400,573)             85,268                   8
   -----------         -----------         -----------         -----------         -----------         -----------

      (173,256)             22,286            (976,874)           (400,573)             85,268               3,162
   -----------         -----------         -----------         -----------         -----------         -----------


     2,577,575              83,318           2,172,391           7,162,138           2,748,019              38,117
   -----------         -----------         -----------         -----------         -----------         -----------



   $ 2,300,357         $    99,302         $ 1,146,825         $ 6,479,402         $ 2,701,191         $    27,644
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                AIM                   MFS                PIONEER
                                                          VALUE               CAPITAL                TOTAL              STRATEGIC
                                                       PORTFOLIO -          APPRECIATION            RETURN               INCOME
                                                         CLASS I             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                                       ------------         ------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $         --         $  1,879,570         $    439,562
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................             199,776               20,808            1,031,313               63,714
  Administrative fees .........................              22,814                2,422              123,136                7,646
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................             222,590               23,230            1,154,449               71,360
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............            (222,590)             (23,230)             725,121              368,202
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments            (165,637)             (54,490)            (820,630)            (199,404)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................            (165,637)             (54,490)            (820,630)            (199,404)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................           4,796,124              476,289           11,642,848              671,281
                                                       ------------         ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  4,407,897         $    398,569         $ 11,547,339         $    840,079
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   SB ADJUSTABLE
        RATE                                 SMITH BARNEY
       INCOME           SMITH BARNEY            LARGE                                     COMSTOCK            COMSTOCK
    PORTFOLIO -          AGGRESSIVE         CAPITALIZATION          STRATEGIC           PORTFOLIO -          PORTFOLIO -
      CLASS I              GROWTH               GROWTH               EQUITY               CLASS I             CLASS II
       SHARES             PORTFOLIO           PORTFOLIO             PORTFOLIO              SHARES              SHARES
   -------------        ------------        --------------        ------------         ------------         ------------
   $        473         $         --         $      1,054         $         --         $     31,752         $    266,303
   ------------         ------------         ------------         ------------         ------------         ------------


             24              149,870               43,452              512,603               39,427              524,487
              3               17,788                5,203               61,460                4,731               55,739
   ------------         ------------         ------------         ------------         ------------         ------------

             27              167,658               48,655              574,063               44,158              580,226
   ------------         ------------         ------------         ------------         ------------         ------------

            446             (167,658)             (47,601)            (574,063)             (12,406)            (313,923)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
             --             (126,955)             198,183           (6,703,720)             (30,994)            (289,999)
   ------------         ------------         ------------         ------------         ------------         ------------

             --             (126,955)             198,183           (6,703,720)             (30,994)            (289,999)
   ------------         ------------         ------------         ------------         ------------         ------------


           (419)           3,624,141            1,117,758           18,256,168              870,078           10,591,826
   ------------         ------------         ------------         ------------         ------------         ------------



   $         27         $  3,329,528         $  1,268,340         $ 10,978,385         $    826,678         $  9,987,904
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        EMERGING             EMERGING
                                                         GROWTH               GROWTH           ENTERPRISE          ENTERPRISE
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         CLASS I             CLASS II            CLASS I            CLASS II
                                                         SHARES               SHARES             SHARES              SHARES
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $        --         $    35,382         $     8,302
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            103,911             109,437              85,650              50,594
  Administrative fees .........................             12,469              11,564              10,278               5,449
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            116,380             121,001              95,928              56,043
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............           (116,380)           (121,001)            (60,546)            (47,741)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments         (1,289,706)           (170,470)         (1,115,387)            (96,586)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................         (1,289,706)           (170,470)         (1,115,387)            (96,586)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          3,263,590           1,967,845           2,659,234             949,136
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 1,857,504         $ 1,676,374         $ 1,483,301         $   804,809
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                            GROWTH AND         GROWTH AND             MONEY               MONEY
   GOVERNMENT          GOVERNMENT             INCOME             INCOME               MARKET             MARKET
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
     CLASS I            CLASS II             CLASS I            CLASS II             CLASS I            CLASS II
      SHARES             SHARES               SHARES             SHARES               SHARES             SHARES
   -----------         -----------         -----------         -----------         -----------         -----------
   $   452,113         $ 1,421,441         $   116,434         $   141,549         $    42,370         $    61,912
   -----------         -----------         -----------         -----------         -----------         -----------


       119,080             455,854             150,192             327,276              91,957             266,563
        14,289              49,963              18,023              34,770              11,035              28,884
   -----------         -----------         -----------         -----------         -----------         -----------

       133,369             505,817             168,215             362,046             102,992             295,447
   -----------         -----------         -----------         -----------         -----------         -----------

       318,744             915,624             (51,781)           (220,497)            (60,622)           (233,535)
   -----------         -----------         -----------         -----------         -----------         -----------



            --                  --                  --                  --                  --                  --
        83,582              49,358            (152,396)           (107,054)                 --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

        83,582              49,358            (152,396)           (107,054)                 --                  --
   -----------         -----------         -----------         -----------         -----------         -----------


      (374,764)         (1,036,482)          3,071,749           6,279,548                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------



   $    27,562         $   (71,500)        $ 2,867,572         $ 5,951,997         $   (60,622)        $  (233,535)
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              DYNAMIC
                                                                              CAPITAL
                                                      CONTRAFUND(R)        APPRECIATION            MID CAP
                                                       PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                                         SERVICE              SERVICE              SERVICE
                                                         CLASS 2              CLASS 2              CLASS 2              COMBINED
                                                      -------------        -------------        -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................       $      36,970        $          --        $      18,053        $  16,670,786
                                                      -------------        -------------        -------------        -------------

EXPENSES:
  Insurance charges ...........................             208,210                7,987              114,240           13,935,353
  Administrative fees .........................              22,791                  920               12,664            1,618,293
                                                      -------------        -------------        -------------        -------------

    Total expenses ............................             231,001                8,907              126,904           15,553,646
                                                      -------------        -------------        -------------        -------------

      Net investment income (loss) ............            (194,031)              (8,907)            (108,851)           1,117,140
                                                      -------------        -------------        -------------        -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --              987,774
    Realized gain (loss) on sale of investments             (68,270)             117,777               48,438          (32,766,789)
                                                      -------------        -------------        -------------        -------------

      Realized gain (loss) ....................             (68,270)             117,777               48,438          (31,779,015)
                                                      -------------        -------------        -------------        -------------

    Change in unrealized gain (loss)
      on investments ..........................           4,136,541               75,799            3,033,597          243,378,666
                                                      -------------        -------------        -------------        -------------


  Net increase (decrease) in net assets
    resulting from operations .................       $   3,874,240        $     184,669        $   2,973,184        $ 212,716,791
                                                      =============        =============        =============        =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    CAPITAL                                                   AIM V.I. PREMIER
                                                  APPRECIATION                   MONEY MARKET                  EQUITY FUND -
                                                      FUND                        PORTFOLIO                       SERIES I
                                           ---------------------------   -----------------------------   --------------------------
                                                2003          2002            2003            2002           2003           2002
                                           ------------   ------------   -------------   -------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (742,879)  $     65,827   $    (301,084)  $     (13,424)  $   (32,040)  $    (31,504)
  Realized gain (loss) ..................    (4,746,432)   (19,624,356)             --              --      (130,565)      (183,160)
  Change in unrealized gain (loss)
    on investments ......................    17,049,339     (3,126,338)             --              --       773,458       (956,700)
                                           ------------   ------------   -------------   -------------   -----------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........    11,560,028    (22,684,867)       (301,084)        (13,424)      610,853     (1,171,364)
                                           ------------   ------------   -------------   -------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       490,783      1,164,811      21,379,116      44,417,442        22,622        258,964
  Participant transfers from other
    funding options .....................     2,441,450     30,856,163     141,655,309     707,234,458       160,917      1,277,645
  Administrative charges ................       (29,675)       (34,947)        (10,232)        (11,031)         (971)        (1,018)
  Contract surrenders ...................    (3,867,762)    (5,773,594)    (32,689,765)    (62,840,229)     (241,294)      (173,090)
  Participant transfers to other
    funding options .....................    (5,796,169)   (40,521,016)   (157,921,935)   (696,712,823)     (135,126)      (397,574)
  Other payments to participants ........    (1,322,633)    (1,381,633)     (1,640,790)       (893,122)      (14,144)       (34,911)
                                           ------------   ------------   -------------   -------------   -----------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (8,084,006)   (15,690,216)    (29,228,297)     (8,805,305)     (207,996)       930,016
                                           ------------   ------------   -------------   -------------   -----------   ------------

    Net increase (decrease) in net assets     3,476,022    (38,375,083)    (29,529,381)     (8,818,729)      402,857       (241,348)


NET ASSETS:
    Beginning of year ...................    55,125,149     93,500,232      60,754,305      69,573,034     2,754,134      2,995,482
                                           ------------   ------------   -------------   -------------   -----------   ------------
    End of year .........................  $ 58,601,171   $ 55,125,149   $  31,224,924   $  60,754,305   $ 3,156,991   $  2,754,134
                                           ============   ============   =============   =============   ===========   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 ALLIANCEBERNSTEIN
                                                   PREMIER GROWTH               GLOBAL GROWTH
                                                    PORTFOLIO -                 FUND - CLASS 2               GROWTH FUND -
                                                      CLASS B                       SHARES                   CLASS 2 SHARES
                                           ---------------------------   ---------------------------  -------------------------
                                               2003           2002           2003           2002          2003         2002
                                           ------------   ------------   ------------   ------------  ------------   ----------
OPERATIONS:
  Net investment income (loss) ..........  $   (112,003)  $   (140,532)  $       (254)  $         --  $       (533)  $       --
  Realized gain (loss) ..................    (1,261,924)    (1,527,937)           853             --           521           --
  Change in unrealized gain (loss)
    on investments ......................     2,949,679     (2,347,682)         8,792             --        13,820           --
                                           ------------   ------------   ------------   ------------  ------------   ----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,575,752     (4,016,151)         9,391             --        13,808           --
                                           ------------   ------------   ------------   ------------  ------------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        71,660        556,056         18,530             --        29,961           --
  Participant transfers from other
    funding options .....................       681,260      1,807,541        101,044             --       129,223           --
  Administrative charges ................        (3,179)        (3,817)            (6)            --           (12)          --
  Contract surrenders ...................      (613,364)      (547,674)        (1,317)            --        (5,556)          --
  Participant transfers to other
    funding options .....................    (1,372,214)    (1,954,379)       (36,514)            --        (3,696)          --
  Other payments to participants ........      (143,960)      (171,298)            --             --            --           --
                                           ------------   ------------   ------------   ------------  ------------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,379,797)      (313,571)        81,737             --       149,920           --
                                           ------------   ------------   ------------   ------------  ------------   ----------

    Net increase (decrease) in net assets       195,955     (4,329,722)        91,128             --       163,728           --


NET ASSETS:
    Beginning of year ...................     8,025,370     12,355,092             --             --            --           --
                                           ------------   ------------   ------------   ------------  ------------   ----------
    End of year .........................  $  8,221,325   $  8,025,370   $     91,128   $         --  $    163,728   $       --
                                           ============   ============   ============   ============  ============   ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      DELAWARE                   DREYFUS VIF
       GROWTH-INCOME                   EMERGING                       VIP REIT                  APPRECIATION
      FUND - CLASS 2                    MARKETS                       SERIES -                   PORTFOLIO -
          SHARES                       PORTFOLIO                   STANDARD CLASS              INITIAL SHARES
---------------------------  ---------------------------   ---------------------------   ---------------------------
    2003           2002          2003           2002           2003           2002           2003           2002
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$      9,226   $         --  $    (50,506)  $    (50,144)  $     73,723   $     30,156   $     (3,261)  $    (39,753)
       1,043             --      (209,525)       140,628        159,656        185,873       (352,649)      (472,676)

     210,648             --     1,624,766       (509,205)     1,679,323       (209,828)     2,144,833     (1,674,938)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


     220,917             --     1,364,735       (418,721)     1,912,702          6,201      1,788,923     (2,187,367)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


     465,181             --        38,508        906,141        382,928        521,933        237,800        562,531

   1,910,427             --    11,504,006     27,643,564      1,588,990      3,702,935        897,682      1,711,745
        (128)            --        (1,443)        (1,503)        (2,423)        (1,940)        (3,074)        (3,455)
     (40,693)            --      (455,140)      (254,777)      (464,070)      (409,649)      (641,182)    (1,523,897)

      (6,272)            --   (11,557,136)   (28,031,021)      (758,856)    (1,388,649)      (749,720)    (1,528,736)
      14,522             --       (78,851)      (198,950)       (86,087)      (339,691)      (593,088)      (194,145)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


   2,343,037             --      (550,056)        63,454        660,482      2,084,939       (851,582)      (975,957)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

   2,563,954             --       814,679       (355,267)     2,573,184      2,091,140        937,341     (3,163,324)



          --             --     3,310,932      3,666,199      5,600,117      3,508,977      9,659,507     12,822,831
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$  2,563,954   $         --  $  4,125,611   $  3,310,932   $  8,173,301   $  5,600,117   $ 10,596,848   $  9,659,507
============   ============  ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                TEMPLETON
                                                   DREYFUS VIF                                                 DEVELOPING
                                                    DEVELOPING                  MUTUAL SHARES                   MARKETS
                                                     LEADERS                      SECURITIES                   SECURITIES
                                                   PORTFOLIO -                  FUND - CLASS 2               FUND - CLASS 2
                                                  INITIAL SHARES                    SHARES                       SHARES
                                           ---------------------------   ---------------------------   -------------------------
                                               2003           2002           2003           2002           2003         2002
                                           ------------   ------------   ------------   ------------   ------------   ----------
OPERATIONS:
  Net investment income (loss) ..........  $   (263,697)  $   (276,311)  $     (3,429)  $       (649)  $       (157)  $       --
  Realized gain (loss) ..................      (230,977)    (5,320,513)         5,659         (1,658)        17,037           --
  Change in unrealized gain (loss)
    on investments ......................     5,616,322        928,687        161,875         (4,698)           804           --
                                           ------------   ------------   ------------   ------------   ------------   ----------

    Net increase (decrease) in net assets
      resulting from operations .........     5,121,648     (4,668,137)       164,105         (7,005)        17,684           --
                                           ------------   ------------   ------------   ------------   ------------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       560,526      1,206,564        442,434         26,911             --           --
  Participant transfers from other
    funding options .....................     4,548,406     33,327,072        515,787        186,330        695,405           --
  Administrative charges ................        (7,152)        (7,351)          (118)           (35)            --           --
  Contract surrenders ...................    (1,344,743)    (1,286,716)       (33,952)        (4,071)            --           --
  Participant transfers to other
    funding options .....................    (3,973,430)   (31,552,540)       (14,977)       (31,847)      (706,241)          --
  Other payments to participants ........      (375,458)      (317,451)       (12,664)            --             --           --
                                           ------------   ------------   ------------   ------------   ------------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (591,851)     1,369,578        896,510        177,288        (10,836)          --
                                           ------------   ------------   ------------   ------------   ------------   ----------

    Net increase (decrease) in net assets     4,529,797     (3,298,559)     1,060,615        170,283          6,848           --


NET ASSETS:
    Beginning of year ...................    17,663,692     20,962,251        170,283             --             --           --
                                           ------------   ------------   ------------   ------------   ------------   ----------
    End of year .........................  $ 22,193,489   $ 17,663,692   $  1,230,898   $    170,283   $      6,848   $       --
                                           ============   ============   ============   ============   ============   ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

     TEMPLETON GROWTH                                                                            EQUITY INDEX
     SECURITIES FUND -                                                                           PORTFOLIO -
          CLASS 2                    APPRECIATION               DIVERSIFIED STRATEGIC              CLASS II
          SHARES                       PORTFOLIO                   INCOME PORTFOLIO                 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     (1,384)  $       (645)  $   (225,789)  $     18,034   $    996,825   $  1,913,485   $    (44,426)  $     50,665
      60,662         (8,884)      (286,092)      (528,203)      (455,833)      (891,308)      (485,968)      (846,601)

     272,517        (18,598)     6,781,365     (6,237,607)     1,726,655       (230,852)     3,528,620     (2,718,988)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     331,795        (28,127)     6,269,484     (6,747,776)     2,267,647        791,325      2,998,226     (3,514,924)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     388,450        150,797         84,632        827,374         19,286         91,651        551,746        826,539

   2,698,256        636,207      2,134,562      4,075,578        475,632      1,318,849      2,303,166      3,537,313
        (239)           (43)        (8,023)        (8,452)        (4,063)        (5,052)        (5,838)        (5,686)
     (74,709)        (2,545)    (1,877,156)    (1,802,955)    (1,666,992)    (2,702,318)    (1,031,360)      (774,922)

  (1,935,307)      (333,901)      (921,399)    (3,353,688)      (959,683)    (2,450,079)    (1,076,721)    (2,815,232)
       4,291        (11,441)      (762,956)      (662,482)      (929,518)      (940,354)      (151,395)       (87,204)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,080,742        439,074     (1,350,340)      (924,625)    (3,065,338)    (4,687,303)       589,598        680,808
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,412,537        410,947      4,919,144     (7,672,401)      (797,691)    (3,895,978)     3,587,824     (2,834,116)



     410,947             --     28,105,952     35,778,353     23,630,356     27,526,334     11,182,841     14,016,957
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,823,484   $    410,947   $ 33,025,096   $ 28,105,952   $ 22,832,665   $ 23,630,356   $ 14,770,665   $ 11,182,841
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                              SALOMON BROTHERS               SALOMON BROTHERS
                                                                             VARIABLE EMERGING               VARIABLE GROWTH
                                                   FUNDAMENTAL                 GROWTH FUND -                  & INCOME FUND -
                                                 VALUE PORTFOLIO               CLASS I SHARES                 CLASS I SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (199,190)  $    (70,858)  $     (3,719)  $       (209)  $     (1,133)  $         (6)
  Realized gain (loss) ..................      (468,801)      (539,216)         3,233          5,788          1,688          1,379
  Change in unrealized gain (loss)
    on investments ......................     8,839,778     (5,983,820)        77,168         (4,823)        28,499         (2,686)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     8,171,787     (6,593,894)        76,682            756         29,054         (1,313)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       163,287      2,167,206        348,513         16,727         56,899          5,358
  Participant transfers from other
    funding options .....................     3,052,356     10,248,255        165,729         26,479        110,599         20,657
  Administrative charges ................        (6,392)        (6,741)           (35)            --            (44)            --
  Contract surrenders ...................    (1,445,180)    (1,977,364)       (14,687)            --           (262)            --
  Participant transfers to other
    funding options .....................    (1,741,202)    (4,008,353)        (3,115)            --        (10,755)            --
  Other payments to participants ........      (431,177)      (552,723)       (12,871)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (408,308)     5,870,280        483,534         43,206        156,437         26,015
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,763,479       (723,614)       560,216         43,962        185,491         24,702


NET ASSETS:
    Beginning of year ...................    22,787,486     23,511,100         43,962             --         24,702             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 30,550,965   $ 22,787,486   $    604,178   $     43,962   $    210,193   $     24,702
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                         CAPITAL                    GLOBAL LIFE
                                      APPRECIATION                   SCIENCES                        GLOBAL
                                       PORTFOLIO -                  PORTFOLIO -                    TECHNOLOGY
     BALANCED PORTFOLIO -                SERVICE                      SERVICE                      PORTFOLIO -
        SERVICE SHARES                   SHARES                       SHARES                     SERVICE SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     77,497   $    109,035   $    (43,017)  $    (32,584)  $    (25,904)  $    (32,513)  $    (31,986)  $    (38,554)
    (132,064)      (178,428)       (54,990)      (106,338)      (153,544)      (240,362)      (269,958)    (3,294,533)

   2,356,405     (1,289,497)       693,226       (411,434)       584,335       (601,176)     1,131,961      1,764,568
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,301,838     (1,358,890)       595,219       (550,356)       404,887       (874,051)       830,017     (1,568,519)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,725,996      2,040,320        679,234        147,869         32,938         55,553         38,759        118,948

   5,053,516      6,359,902        508,663      1,024,414        168,162        590,459        340,538      3,571,028
      (5,810)        (5,678)          (881)          (852)        (1,072)        (1,264)        (1,320)        (1,409)
  (1,413,985)      (805,340)      (109,077)      (124,250)       (74,905)       (85,407)      (132,393)      (119,357)

  (2,358,638)    (1,846,925)      (223,266)      (386,201)      (383,658)      (888,073)      (326,994)    (3,767,447)
    (452,402)      (376,621)       (44,880)       (83,749)        (3,710)       (83,732)       (24,424)       (77,347)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,548,677      5,365,658        809,793        577,231       (262,245)      (412,464)      (105,834)      (275,584)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,850,515      4,006,768      1,405,012         26,875        142,642     (1,286,515)       724,183     (1,844,103)



  17,100,659     13,093,891      2,730,031      2,703,156      1,782,834      3,069,349      1,982,489      3,826,592
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 21,951,174   $ 17,100,659   $  4,135,043   $  2,730,031   $  1,925,476   $  1,782,834   $  2,706,672   $  1,982,489
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                  STRATEGIC
                                                    SERIES MID                      VALUE
                                                    CAP VALUE                    PORTFOLIO -                    WORLDWIDE
                                                   PORTFOLIO -                     SERVICE                  GROWTH PORTFOLIO -
                                                  SERVICE SHARES                    SHARES                    SERVICE SHARES
                                           ---------------------------  ---------------------------   ---------------------------
                                               2003           2002          2003           2002           2003           2002
                                           ------------   ------------  ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (17,421)  $         --  $     (5,812)  $    (19,264)  $    (75,575)  $   (122,174)
  Realized gain (loss) ..................        37,226             --      (285,485)       (38,942)    (1,011,374)    (2,494,023)
  Change in unrealized gain (loss)
    on investments ......................       492,584             --       334,081       (327,509)     3,668,963     (1,933,250)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       512,389             --        42,784       (385,715)     2,582,014     (4,549,447)
                                           ------------   ------------  ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       308,782             --             2        101,669        721,366      1,757,157
  Participant transfers from other
    funding options .....................     1,618,762             --        85,843        614,294      9,313,673     39,217,773
  Administrative charges ................          (335)            --            (5)          (300)        (4,382)        (5,134)
  Contract surrenders ...................       (17,801)            --       (15,498)       (65,769)      (801,837)      (507,313)
  Participant transfers to other
    funding options .....................      (238,556)            --    (1,293,049)      (157,725)    (9,534,156)   (39,395,146)
  Other payments to participants ........        (5,676)            --       (27,486)       (22,746)      (192,637)      (173,163)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,665,176             --    (1,250,193)       469,423       (497,973)       894,174
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,177,565             --    (1,207,409)        83,708      2,084,041     (3,655,273)


NET ASSETS:
    Beginning of year ...................            --             --     1,207,409      1,123,701     12,054,602     15,709,875
                                           ------------   ------------  ------------   ------------   ------------   ------------
    End of year .........................  $  2,177,565   $         --  $         --   $  1,207,409   $ 14,138,643   $ 12,054,602
                                           ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        LAZARD
      RETIREMENT                                     MID-CAP                DIVIDEND
       SMALL CAP             GROWTH AND               VALUE                  GROWTH
       PORTFOLIO          INCOME PORTFOLIO          PORTFOLIO               PORTFOLIO
---------------------  ---------------------  ---------------------  --------------------
   2003        2002       2003        2002       2003        2002       2003         2002
---------   ---------  ---------   ---------  ---------   ---------  ---------  ---------
$     (21)  $      --  $     273   $      --  $      54   $      --  $      99  $      --
       78          --        121          --      2,743          --        181         --

      474          --     20,437          --     21,800          --      9,011         --
---------   ---------  ---------   ---------  ---------   ---------  ---------  ---------


      531          --     20,831          --     24,597          --      9,291         --
---------   ---------  ---------   ---------  ---------   ---------  ---------  ---------


    2,000          --    145,126          --     93,609          --    123,965         --

    5,086          --     54,139          --    139,480          --     38,279         --
       (1)         --         (3)         --         (5)         --         --         --
   (3,162)         --       (715)         --    (13,522)         --      7,034         --

       --          --       (202)         --     (1,291)         --         --         --
       --          --         --          --         --          --         --         --
---------   ---------  ---------   ---------  ---------   ---------  ---------  ---------


    3,923          --    198,345          --    218,271          --    169,278         --
---------   ---------  ---------   ---------  ---------   ---------  ---------  ---------

    4,454          --    219,176          --    242,868          --    178,569         --



       --          --         --          --         --          --         --         --
---------   ---------  ---------   ---------  ---------   ---------  ---------  ---------
$   4,454   $      --  $ 219,176   $      --  $ 242,868   $      --  $ 178,569  $      --
=========   =========  =========   =========  =========   =========  =========  =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                        REAL RETURN
                                                                                                        PORTFOLIO -
                                                                               S&P 500                 ADMINISTRATIVE
                                               EQUITY PORTFOLIO            INDEX PORTFOLIO                 CLASS
                                           -------------------------  -------------------------  ------------------------
                                               2003          2002         2003          2002         2003         2002
                                           -----------   -----------  -----------   -----------  -----------   ----------
OPERATIONS:
  Net investment income (loss) ..........  $       (49)  $        --  $    (3,045)  $        --  $    (1,726)  $       --
  Realized gain (loss) ..................           --            --          (41)           --        3,608           --
  Change in unrealized gain (loss)
    on investments ......................          528            --      102,287            --        2,262           --
                                           -----------   -----------  -----------   -----------  -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations .........          479            --       99,201            --        4,144           --
                                           -----------   -----------  -----------   -----------  -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       15,000            --    1,679,626            --      101,331           --
  Participant transfers from other
    funding options .....................           --            --       75,449            --      953,655           --
  Administrative charges ................           --            --           --            --          (94)          --
  Contract surrenders ...................           --            --        7,018            --       (7,307)          --
  Participant transfers to other
    funding options .....................           --            --           --            --     (576,753)          --
  Other payments to participants ........           --            --           --            --           --           --
                                           -----------   -----------  -----------   -----------  -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       15,000            --    1,762,093            --      470,832           --
                                           -----------   -----------  -----------   -----------  -----------   ----------

    Net increase (decrease) in net assets       15,479            --    1,861,294            --      474,976           --


NET ASSETS:
    Beginning of year ...................           --            --           --            --           --           --
                                           -----------   -----------  -----------   -----------  -----------   ----------
    End of year .........................  $    15,479   $        --  $ 1,861,294   $        --  $   474,976   $       --
                                           ===========   ===========  ===========   ===========  ===========   ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                          PUTNAM VT
        TOTAL RETURN                     PUTNAM VT                      PUTNAM VT                         SMALL CAP
         PORTFOLIO -                     DISCOVERY                    INTERNATIONAL                     VALUE FUND -
       ADMINISTRATIVE                  GROWTH FUND -                  EQUITY FUND -                       CLASS IB
            CLASS                     CLASS IB SHARES                CLASS IB SHARES                       SHARES
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$     407,560   $     425,367   $      (4,371)  $      (2,978)  $      (6,666)  $     (19,744)  $     (26,595)  $     (23,497)
      376,973         336,468             674          (9,638)        583,259       1,036,668          21,299         (59,690)

      132,455         509,913          85,388         (63,280)        283,784         (34,278)      1,008,895        (484,977)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      916,988       1,271,748          81,691         (75,896)        860,377         982,646       1,003,599        (568,164)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    3,182,211       4,898,152           1,858          64,991         469,216       1,144,923         158,509         518,233

    6,669,131      24,467,703          55,224         193,442      44,196,495     152,298,150         684,432       1,916,546
       (6,756)         (3,942)            (54)            (45)           (393)           (287)           (832)           (599)
   (2,437,672)     (2,384,217)         (2,483)         (3,667)       (748,326)     (1,922,279)       (218,319)       (100,464)

   (9,903,288)     (6,963,941)        (64,455)        (39,693)    (44,477,779)   (151,534,801)       (559,491)       (616,788)
     (252,785)        (99,464)         (9,325)             --         (28,814)         (4,503)        (30,520)        (19,650)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (2,749,159)     19,914,291         (19,235)        215,028        (589,601)        (18,797)         33,779       1,697,278
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (1,832,171)     21,186,039          62,456         139,132         270,776         963,849       1,037,378       1,129,114



   26,913,830       5,727,791         269,399         130,267       1,841,578         877,729       2,048,185         919,071
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  25,081,659   $  26,913,830   $     331,855   $     269,399   $   2,112,354   $   1,841,578   $   3,085,563   $   2,048,185
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 HIGH YIELD
                                                     ALL CAP                     BOND FUND -                    INVESTORS
                                                  FUND - CLASS I                   CLASS I                    FUND - CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (307,325)  $   (224,279)  $    534,231   $    395,117   $      1,230   $    (63,553)
  Realized gain (loss) ..................      (281,175)      (677,257)        36,534        (69,170)      (493,165)      (940,899)
  Change in unrealized gain (loss)
    on investments ......................     8,964,249     (6,463,572)     1,149,136          9,445      6,771,381     (6,124,168)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     8,375,749     (7,365,108)     1,719,901        335,392      6,279,446     (7,128,620)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,618,414      3,196,001      1,352,587        390,749        602,249      1,413,238
  Participant transfers from other
    funding options .....................     4,935,634     10,160,839      3,371,131      2,081,019      3,258,132      7,431,732
  Administrative charges ................        (6,638)        (6,188)        (1,654)        (1,277)        (6,877)        (7,042)
  Contract surrenders ...................    (1,104,417)      (929,439)      (300,779)      (298,850)    (1,787,298)    (1,372,078)
  Participant transfers to other
    funding options .....................    (2,083,609)    (4,460,673)    (1,441,821)      (516,100)    (2,259,968)    (3,948,788)
  Other payments to participants ........      (202,386)      (500,484)      (240,688)       (58,329)      (520,651)      (755,876)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,156,998      7,460,056      2,738,776      1,597,212       (714,413)     2,761,186
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    11,532,747         94,948      4,458,677      1,932,604      5,565,033     (4,367,434)


NET ASSETS:
    Beginning of year ...................    21,867,254     21,772,306      6,758,275      4,825,671     21,130,632     25,498,066
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 33,400,001   $ 21,867,254   $ 11,216,952   $  6,758,275   $ 26,695,665   $ 21,130,632
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          LARGE CAP                     SMALL CAP
        GROWTH FUND -                 GROWTH FUND -                STRATEGIC BOND               GROWTH AND INCOME
           CLASS I                       CLASS I                   FUND - CLASS I              PORTFOLIO - CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     (5,384)  $       (112)  $   (120,359)  $    (87,060)  $  1,062,707   $    633,841   $       (961)  $         --
      26,006             (1)        48,134     (2,055,294)       721,239         21,769             48             --

      93,928           (575)     3,209,985       (578,766)       598,198        426,237         16,347             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     114,550           (688)     3,137,760     (2,721,120)     2,382,144      1,081,847         15,434             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     264,111         29,027      1,683,810      1,116,614      2,976,122      1,372,179        227,315             --

   4,340,694          1,843      4,889,387     31,938,378      7,067,475      7,147,876         14,528             --
        (139)            --         (1,655)        (1,295)        (3,158)        (2,358)            --             --
    (852,967)            --       (536,547)      (348,183)    (1,237,332)      (656,553)            --             --

  (2,884,517)            --     (1,991,037)   (29,742,308)    (1,830,255)      (855,150)            --             --
          --             --        (13,071)      (105,449)      (507,748)      (226,615)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     867,182         30,870      4,030,887      2,857,757      6,465,104      6,779,379        241,843             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     981,732         30,182      7,168,647        136,637      8,847,248      7,861,226        257,277             --



      30,182             --      5,496,967      5,360,330     18,013,005     10,151,779             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,011,914   $     30,182   $ 12,665,614   $  5,496,967   $ 26,860,253   $ 18,013,005   $    257,277   $         --
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               SCUDDER INTERNATIONAL            CONVERTIBLE                    DISCIPLINED
                                                   SELECT EQUITY                 SECURITIES                      MID CAP
                                                PORTFOLIO - CLASS B              PORTFOLIO                   STOCK PORTFOLIO
                                           ---------------------------  ---------------------------   ---------------------------
                                               2003           2002          2003           2002           2003           2002
                                           ------------   ------------  ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $     (2,224)  $         --  $    239,325   $    893,796   $   (147,829)  $   (118,163)
  Realized gain (loss) ..................           381             --       (97,311)      (613,728)      (193,281)      (387,500)
  Change in unrealized gain (loss)
    on investments ......................        52,956             --     3,273,930     (1,702,399)     4,136,226     (1,961,345)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        51,113             --     3,415,944     (1,422,331)     3,795,116     (2,467,008)
                                           ------------   ------------  ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       420,454             --       364,023      2,025,172        253,254        375,234
  Participant transfers from other
    funding options .....................       156,686             --     1,810,372      5,289,903      1,718,230      5,656,122
  Administrative charges ................            --             --        (4,063)        (4,298)        (4,044)        (4,145)
  Contract surrenders ...................         6,200             --    (1,381,716)    (2,559,095)      (931,588)      (966,844)
  Participant transfers to other
    funding options .....................          (307)            --    (2,108,068)    (5,377,329)    (1,650,238)    (3,926,042)
  Other payments to participants ........            --             --      (225,770)      (193,249)      (439,690)      (284,687)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       583,033             --    (1,545,222)      (818,896)    (1,054,076)       849,638
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       634,146             --     1,870,722     (2,241,227)     2,741,040     (1,617,370)


NET ASSETS:
    Beginning of year ...................            --             --    14,606,498     16,847,725     12,725,330     14,342,700
                                           ------------   ------------  ------------   ------------   ------------   ------------
    End of year .........................  $    634,146   $         --  $ 16,477,220   $ 14,606,498   $ 15,466,370   $ 12,725,330
                                           ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       EQUITY INCOME                 FEDERATED HIGH               FEDERATED STOCK                 LARGE CAP
         PORTFOLIO                   YIELD PORTFOLIO                 PORTFOLIO                    PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   (235,614)  $   (204,134)  $  1,298,456   $  3,239,637   $        175   $    195,697   $   (336,076)  $   (378,874)
    (488,277)    (1,051,499)    (2,077,952)    (1,657,096)      (427,028)      (452,178)    (2,429,082)    (3,571,548)

  14,495,748     (7,896,902)     4,973,974     (1,155,304)     3,612,954     (3,632,979)     9,731,262     (7,063,827)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  13,771,857     (9,152,535)     4,194,478        427,237      3,186,101     (3,889,460)     6,966,104    (11,014,249)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,971,443      2,210,799        475,838        388,364         87,089        305,382      3,024,124      1,276,452

   9,400,376      9,105,611     13,924,056      5,042,993        459,035      1,623,157      2,479,741      3,501,375
     (16,239)       (16,825)        (4,818)        (4,901)        (3,947)        (4,906)       (12,361)       (14,149)
  (3,773,184)    (3,668,951)    (2,154,124)    (1,627,859)    (1,221,104)    (1,121,516)    (2,078,046)    (3,263,977)

  (5,670,567)    (8,261,326)   (11,250,782)    (4,419,612)      (977,305)    (2,360,225)    (2,202,332)    (5,279,225)
  (1,493,044)    (1,621,255)    (1,056,172)      (576,035)      (461,261)      (364,638)    (1,444,721)      (679,223)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,418,785     (2,251,947)       (66,002)    (1,197,050)    (2,117,493)    (1,922,746)      (233,595)    (4,458,747)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  16,190,642    (11,404,482)     4,128,476       (769,813)     1,068,608     (5,812,206)     6,732,509    (15,472,996)



  47,546,370     58,950,852     19,696,858     20,466,671     13,719,442     19,531,648     32,121,194     47,594,190
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 63,737,012   $ 47,546,370   $ 23,825,334   $ 19,696,858   $ 14,788,050   $ 13,719,442   $ 38,853,703   $ 32,121,194
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 MERRILL LYNCH
                                                LAZARD INTERNATIONAL               LARGE CAP                    MFS EMERGING
                                                   STOCK PORTFOLIO               CORE PORTFOLIO               GROWTH PORTFOLIO
                                           ----------------------------   ---------------------------   ---------------------------
                                                2003           2002            2003           2002           2003           2002
                                           ------------   -------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $     64,197   $     132,740   $     (8,172)  $    (13,320)  $   (273,137)  $   (357,695)
  Realized gain (loss) ..................     1,204,081      (1,105,915)      (128,882)      (309,541)    (3,539,748)    (6,478,831)
  Change in unrealized gain (loss)
    on investments ......................     4,216,214        (346,814)       324,045       (134,966)     8,506,751     (4,919,861)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     5,484,492      (1,319,989)       186,991       (457,827)     4,693,866    (11,756,387)
                                           ------------   -------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       687,031       1,820,407          5,719         47,425        104,594        194,876
  Participant transfers from other
    funding options .....................    72,673,627     374,454,120         33,895        122,796        509,136      1,881,509
  Administrative charges ................        (6,211)         (7,227)          (667)          (804)        (8,761)       (10,088)
  Contract surrenders ...................    (2,856,834)     (2,939,895)       (71,229)       (96,624)    (1,259,746)    (1,961,248)
  Participant transfers to other
    funding options .....................   (73,770,784)   (379,302,839)      (152,708)      (241,000)    (1,153,443)    (4,784,903)
  Other payments to participants ........      (454,228)       (342,515)        (5,440)      (268,614)      (774,129)      (402,839)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,727,399)     (6,317,949)      (190,430)      (436,821)    (2,582,349)    (5,082,693)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,757,093      (7,637,938)        (3,439)      (894,648)     2,111,517    (16,839,080)


NET ASSETS:
    Beginning of year ...................    21,284,529      28,922,467      1,046,164      1,940,812     18,690,339     35,529,419
                                           ------------   -------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 23,041,622   $  21,284,529   $  1,042,725   $  1,046,164   $ 20,801,856   $ 18,690,339
                                           ============   =============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

            MFS
          MID CAP                     MFS VALUE                  PIONEER FUND               TRAVELERS QUALITY
     GROWTH PORTFOLIO                 PORTFOLIO                    PORTFOLIO                 BOND PORTFOLIO
---------------------------   --------------------------   ---------------------------  ---------------------------
    2003           2002           2003          2002           2003           2002          2003           2002
------------   ------------   ------------  ------------   ------------   ------------  ------------   ------------
$   (155,765)  $   (200,143)  $         --  $        (65)  $        123   $         --  $  1,298,668   $  2,527,576
  (1,959,358)    (3,874,375)            --        (3,542)             9             --       484,325      1,036,162

   5,432,431     (6,635,955)            --           (50)         1,860             --       509,265     (1,788,816)
------------   ------------   ------------  ------------   ------------   ------------  ------------   ------------


   3,317,308    (10,710,473)            --        (3,657)         1,992             --     2,292,258      1,774,922
------------   ------------   ------------  ------------   ------------   ------------  ------------   ------------


     220,923        637,843             --            --             --             --     1,240,267      4,758,038

   1,143,777      2,515,314             --        89,604         14,745             --    21,543,258     13,090,838
      (4,972)        (5,075)            --            --             --             --        (9,091)        (8,859)
    (599,585)      (893,535)            --            --         (1,111)            --    (5,212,692)    (5,926,321)

    (960,250)    (3,255,826)            --       (86,446)            --             --   (23,046,513)   (13,288,530)
    (140,594)      (305,954)            --            --             --             --      (835,034)    (1,042,738)
------------   ------------   ------------  ------------   ------------   ------------  ------------   ------------


    (340,701)    (1,307,233)            --         3,158         13,634             --    (6,319,805)    (2,417,572)
------------   ------------   ------------  ------------   ------------   ------------  ------------   ------------

   2,976,607    (12,017,706)            --          (499)        15,626             --    (4,027,547)      (642,650)



   9,903,646     21,921,352             --           499             --             --    43,704,049     44,346,699
------------   ------------   ------------  ------------   ------------   ------------  ------------   ------------
$ 12,880,253   $  9,903,646   $         --  $         --   $     15,626   $         --  $ 39,676,502   $ 43,704,049
============   ============   ============  ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     ACTIVE
                                                  INTERNATIONAL             EMERGING MARKETS              EQUITY AND
                                                   ALLOCATION              EQUITY PORTFOLIO -         INCOME PORTFOLIO -
                                              PORTFOLIO - CLASS I               CLASS I                    CLASS II
                                           -------------------------   -------------------------   ------------------------
                                               2003          2002          2003          2002          2003         2002
                                           -----------   -----------   -----------   -----------   -----------   ----------
OPERATIONS:
  Net investment income (loss) ..........  $    48,778   $    21,923   $   (50,926)  $   (42,800)  $    (3,733)  $       --
  Realized gain (loss) ..................     (134,205)     (106,065)     (165,795)     (289,436)       14,135           --
  Change in unrealized gain (loss)
    on investments ......................      771,746      (597,401)    1,682,710         8,651       320,039           --
                                           -----------   -----------   -----------   -----------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations .........      686,319      (681,543)    1,465,989      (323,585)      330,441           --
                                           -----------   -----------   -----------   -----------   -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      533,414       397,366       878,984       124,709     3,189,134           --
  Participant transfers from other
    funding options .....................      906,250     1,906,651     1,016,819       593,109     1,499,173           --
  Administrative charges ................         (795)         (696)       (1,039)         (992)          (93)          --
  Contract surrenders ...................      (66,764)      (61,426)     (320,479)     (226,225)      (28,699)          --
  Participant transfers to other
    funding options .....................   (5,234,661)     (630,697)     (145,274)     (476,803)     (246,855)          --
  Other payments to participants ........      (76,177)      (63,664)     (132,989)      (45,931)       (1,867)          --
                                           -----------   -----------   -----------   -----------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (3,938,733)    1,547,534     1,296,022       (32,133)    4,410,793           --
                                           -----------   -----------   -----------   -----------   -----------   ----------

    Net increase (decrease) in net assets   (3,252,414)      865,991     2,762,011      (355,718)    4,741,234           --


NET ASSETS:
    Beginning of year ...................    3,252,414     2,386,423     2,610,734     2,966,452            --           --
                                           -----------   -----------   -----------   -----------   -----------   ----------
    End of year .........................  $        --   $ 3,252,414   $ 5,372,745   $ 2,610,734   $ 4,741,234   $       --
                                           ===========   ===========   ===========   ===========   ===========   ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GLOBAL VALUE                    MID CAP
       EQUITY GROWTH                GLOBAL FRANCHISE            EQUITY PORTFOLIO -           GROWTH PORTFOLIO -
    PORTFOLIO - CLASS I           PORTFOLIO - CLASS II                CLASS I                      CLASS I
---------------------------   ---------------------------  ---------------------------   ---------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$    (97,418)  $    (71,006)  $    (16,819)  $         --  $   (162,517)  $    (21,552)  $   (103,962)  $    (81,258)
    (185,229)      (368,448)         4,527             --      (123,891)      (109,703)      (173,256)      (506,183)

   1,604,913     (1,506,300)       380,474             --     3,277,362     (1,916,224)     2,577,575     (1,680,372)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   1,322,266     (1,945,754)       368,182             --     2,990,954     (2,047,479)     2,300,357     (2,267,813)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   1,322,867        796,165      2,027,423             --     1,248,493        780,811        804,963      1,251,154

   1,295,400      1,952,344      1,191,986             --     3,273,206      1,950,175      1,473,442      1,791,113
      (1,763)        (1,763)           (40)            --        (2,492)        (2,609)        (1,739)        (1,671)
    (334,356)      (194,601)      (111,722)            --      (581,379)      (318,803)      (201,414)      (242,950)

    (446,709)      (955,482)       (14,453)            --      (320,143)      (919,758)      (332,157)    (1,004,936)
     (67,118)       (57,791)        (2,863)            --      (265,244)      (289,084)       (73,445)      (141,913)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   1,768,321      1,538,872      3,090,331             --     3,352,441      1,200,732      1,669,650      1,650,797
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   3,090,587       (406,882)     3,458,513             --     6,343,395       (846,747)     3,970,007       (617,016)



   5,109,983      5,516,865             --             --     9,216,300     10,063,047      5,261,728      5,878,744
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$  8,200,570   $  5,109,983   $  3,458,513   $         --  $ 15,559,695   $  9,216,300   $  9,231,735   $  5,261,728
============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 SMALL COMPANY                   TECHNOLOGY                  U.S. MID CAP
                                               GROWTH PORTFOLIO -               PORTFOLIO -                CORE PORTFOLIO -
                                                    CLASS II                      CLASS I                       CLASS I
                                           ---------------------------  ---------------------------   ---------------------------
                                               2003           2002          2003           2002           2003           2002
                                           ------------   ------------  ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $     (6,302)  $         --  $    (48,692)  $    (51,229)  $   (282,163)  $   (257,614)
  Realized gain (loss) ..................        22,286             --      (976,874)    (1,533,150)      (400,573)      (681,119)
  Change in unrealized gain (loss)
    on investments ......................        83,318             --     2,172,391     (1,130,473)     7,162,138     (5,447,184)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        99,302             --     1,146,825     (2,714,852)     6,479,402     (6,385,917)
                                           ------------   ------------  ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       696,081             --       382,603        141,233      1,448,505      2,033,334
  Participant transfers from other
    funding options .....................       374,846             --       793,698        950,119      2,398,542      4,833,581
  Administrative charges ................           (25)            --        (1,130)        (1,191)        (5,150)        (5,171)
  Contract surrenders ...................        11,322             --      (104,076)      (154,024)      (811,096)      (742,807)
  Participant transfers to other
    funding options .....................        (8,783)            --      (608,082)      (785,778)    (1,315,525)    (1,929,031)
  Other payments to participants ........            --             --       (60,495)       (57,813)      (278,495)      (326,438)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,073,441             --       402,518         92,546      1,436,781      3,863,468
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,172,743             --     1,549,343     (2,622,306)     7,916,183     (2,522,449)


NET ASSETS:
    Beginning of year ...................            --             --     2,531,742      5,154,048     16,362,484     18,884,933
                                           ------------   ------------  ------------   ------------   ------------   ------------
    End of year .........................  $  1,172,743   $         --  $  4,081,085   $  2,531,742   $ 24,278,667   $ 16,362,484
                                           ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                     CORE PLUS FIXED                                             AIM CAPITAL
     U.S. REAL ESTATE               INCOME PORTFOLIO -           VALUE PORTFOLIO -              APPRECIATION
    PORTFOLIO - CLASS I                 CLASS II                      CLASS I                     PORTFOLIO
---------------------------   ---------------------------  ---------------------------   ---------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$   (132,096)  $    128,572   $    (13,635)  $         --  $   (222,590)  $    (62,698)  $    (23,230)  $    (19,261)
      85,268        190,821          3,162             --      (165,637)      (282,446)       (54,490)      (135,101)

   2,748,019       (530,092)        38,117             --     4,796,124     (3,743,312)       476,289       (243,545)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   2,701,191       (210,699)        27,644             --     4,407,897     (4,088,456)       398,569       (397,907)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   1,618,505      1,172,416      1,416,921             --     1,028,787        937,151        240,429         95,699

   2,577,852      2,603,294      1,215,171             --     2,098,372      3,868,631        362,070        707,494
      (1,506)        (1,284)           (60)            --        (3,870)        (3,955)          (433)          (425)
    (344,498)      (303,474)        (3,268)            --      (529,364)      (526,601)      (112,195)      (102,617)

    (791,179)      (923,049)       (17,821)            --      (690,344)    (1,466,683)       (70,603)      (161,749)
    (232,567)      (267,050)            --             --      (381,378)      (143,649)            --        (32,521)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   2,826,607      2,280,853      2,610,943             --     1,522,203      2,664,894        419,268        505,881
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   5,527,798      2,070,154      2,638,587             --     5,930,100     (1,423,562)       817,837        107,974



   6,817,636      4,747,482             --             --    13,533,912     14,957,474      1,344,236      1,236,262
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$ 12,345,434   $  6,817,636   $  2,638,587   $         --  $ 19,464,012   $ 13,533,912   $  2,162,073   $  1,344,236
============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                              SB ADJUSTABLE
                                                                                                               RATE INCOME
                                                     MFS TOTAL                PIONEER STRATEGIC                PORTFOLIO -
                                                  RETURN PORTFOLIO             INCOME PORTFOLIO               CLASS I SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    725,121   $  3,815,592   $    368,202   $  1,102,606   $        446   $         --
  Realized gain (loss) ..................      (820,630)     2,605,553       (199,404)      (167,414)            --             --
  Change in unrealized gain (loss)
    on investments ......................    11,642,848    (12,383,441)       671,281       (709,235)          (419)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........    11,547,339     (5,962,296)       840,079        225,957             27             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,583,873      3,846,295         42,498         95,645             --             --
  Participant transfers from other
    funding options .....................     7,154,481     14,070,242        311,329        210,551        143,318             --
  Administrative charges ................       (23,567)       (24,686)        (1,778)        (1,989)            --             --
  Contract surrenders ...................    (6,726,674)    (7,232,016)      (685,616)      (539,630)        (3,000)            --
  Participant transfers to other
    funding options .....................    (3,907,120)    (9,224,238)      (396,231)      (592,112)            --             --
  Other payments to participants ........    (2,293,630)    (3,572,964)       (68,060)      (146,859)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,212,637)    (2,137,367)      (797,858)      (974,394)       140,318             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     8,334,702     (8,099,663)        42,221       (748,437)       140,345             --


NET ASSETS:
    Beginning of year ...................    80,610,077     88,709,740      5,100,613      5,849,050             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 88,944,779   $ 80,610,077   $  5,142,834   $  5,100,613   $    140,345   $         --
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                     SMITH BARNEY
       SMITH BARNEY                      LARGE                                                     COMSTOCK
        AGGRESSIVE                   CAPITALIZATION              STRATEGIC EQUITY                 PORTFOLIO -
     GROWTH PORTFOLIO              GROWTH PORTFOLIO                  PORTFOLIO                  CLASS I SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   (167,658)  $   (126,610)  $    (47,601)  $    (17,446)  $   (574,063)  $   (455,652)  $    (12,406)  $    (20,973)
    (126,955)      (829,934)       198,183       (193,405)    (6,703,720)   (10,571,086)       (30,994)       (67,650)

   3,624,141     (2,875,230)     1,117,758       (430,082)    18,256,168    (13,665,959)       870,078       (707,641)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,329,528     (3,831,774)     1,268,340       (640,933)    10,978,385    (24,692,697)       826,678       (796,264)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     271,225      1,991,097         27,809        681,781        145,299        775,103         15,204         15,474

   3,278,666      7,644,084      4,943,578      2,202,464      1,932,167      3,554,237        575,008        754,232
      (3,646)        (2,658)          (779)          (378)       (17,734)       (20,079)        (1,104)        (1,115)
    (643,420)      (643,753)    (1,850,901)      (284,460)    (2,638,081)    (3,709,667)      (223,469)      (187,941)

    (824,783)    (1,921,333)      (401,576)      (739,679)    (4,072,464)   (10,346,335)      (195,823)      (535,830)
     (72,029)      (224,958)       (99,087)      (101,929)    (1,583,619)    (1,569,492)            --         (4,951)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,006,013      6,842,479      2,619,044      1,757,799     (6,234,432)   (11,316,233)       169,816         39,869
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,335,541      3,010,705      3,887,384      1,116,866      4,743,953    (36,008,930)       996,494       (756,395)



   9,480,777      6,470,072      1,969,776        852,910     39,524,917     75,533,847      2,824,133      3,580,528
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 14,816,318   $  9,480,777   $  5,857,160   $  1,969,776   $ 44,268,870   $ 39,524,917   $  3,820,627   $  2,824,133
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    COMSTOCK
                                                   PORTFOLIO -                                             DOMESTIC INCOME
                                                    CLASS II                      DOMESTIC               PORTFOLIO CLASS II
                                                     SHARES                   INCOME PORTFOLIO                 SHARES
                                           ---------------------------   --------------------------   --------------------------
                                               2003           2002           2003          2002           2003          2002
                                           ------------   ------------   ------------  ------------   ------------  ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (313,923)  $   (269,316)  $         --  $    263,607   $         --  $    349,642
  Realized gain (loss) ..................      (289,999)      (639,250)            --      (288,823)            --      (320,856)
  Change in unrealized gain (loss)
    on investments ......................    10,591,826     (4,967,288)            --        (1,674)            --       (65,325)
                                           ------------   ------------   ------------  ------------   ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .........     9,987,904     (5,875,854)            --       (26,890)            --       (36,539)
                                           ------------   ------------   ------------  ------------   ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     7,395,867      5,571,812             --         6,601             --       357,340
  Participant transfers from other
    funding options .....................    11,188,140     18,278,800             --        34,128             --     2,065,792
  Administrative charges ................        (8,193)        (6,559)            --            --             --            --
  Contract surrenders ...................    (1,774,691)      (894,310)            --       (31,884)            --       (56,128)
  Participant transfers to other
    funding options .....................    (2,763,301)    (3,945,861)            --    (3,962,216)            --    (6,355,661)
  Other payments to participants ........      (320,590)      (452,137)            --            --             --            --
                                           ------------   ------------   ------------  ------------   ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    13,717,232     18,551,745             --    (3,953,371)            --    (3,988,657)
                                           ------------   ------------   ------------  ------------   ------------  ------------

    Net increase (decrease) in net assets    23,705,136     12,675,891             --    (3,980,261)            --    (4,025,196)


NET ASSETS:
    Beginning of year ...................    28,632,596     15,956,705             --     3,980,261             --     4,025,196
                                           ------------   ------------   ------------  ------------   ------------  ------------
    End of year .........................  $ 52,337,732   $ 28,632,596   $         --  $         --   $         --  $         --
                                           ============   ============   ============  ============   ============  ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                  ENTERPRISE
      EMERGING GROWTH               EMERGING GROWTH                 ENTERPRISE                    PORTFOLIO -
    PORTFOLIO - CLASS I          PORTFOLIO - CLASS II               PORTFOLIO -                    CLASS II
          SHARES                         SHARES                   CLASS I SHARES                    SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   (116,380)  $   (112,001)  $   (121,001)  $    (91,153)  $    (60,546)  $    (81,446)  $    (47,741)  $    (42,791)
  (1,289,706)    (1,577,757)      (170,470)      (294,541)    (1,115,387)    (1,655,036)       (96,586)      (272,541)

   3,263,590     (2,747,034)     1,967,845     (2,247,735)     2,659,234     (1,696,025)       949,136       (939,162)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,857,504     (4,436,792)     1,676,374     (2,633,429)     1,483,301     (3,432,507)       804,809     (1,254,494)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,912         33,011      2,230,259        949,037          4,526          5,933        706,488        218,468

     420,375        322,973      1,956,039      3,140,139        186,154        193,681        972,814      1,625,436
      (3,351)        (4,114)        (1,734)        (1,682)        (2,644)        (3,343)          (865)          (915)
    (522,574)      (521,623)      (271,156)      (152,998)      (429,815)      (302,573)      (129,176)       (90,197)

    (681,225)    (1,366,660)      (532,155)      (780,816)      (495,118)    (1,347,327)      (267,301)      (565,026)
    (118,295)       (95,640)       (42,243)      (171,230)      (193,259)      (154,773)      (178,600)      (255,477)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (903,158)    (1,632,053)     3,339,010      2,982,450       (930,156)    (1,608,402)     1,103,360        932,289
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     954,346     (6,068,845)     5,015,384        349,021        553,145     (5,040,909)     1,908,169       (322,205)



   7,895,543     13,964,388      5,882,280      5,533,259      6,789,863     11,830,772      2,844,335      3,166,540
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  8,849,889   $  7,895,543   $ 10,897,664   $  5,882,280   $  7,343,008   $  6,789,863   $  4,752,504   $  2,844,335
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    GOVERNMENT                   GOVERNMENT                    GROWTH AND
                                                   PORTFOLIO -              PORTFOLIO - CLASS II           INCOME PORTFOLIO -
                                                  CLASS I SHARES                   SHARES                    CLASS I SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    318,744   $     99,805   $    915,624   $    151,358   $    (51,781)  $    (46,600)
  Realized gain (loss) ..................        83,582         35,368         49,358         78,271       (152,396)      (181,860)
  Change in unrealized gain (loss)
    on investments ......................      (374,764)       508,627     (1,036,482)     1,376,777      3,071,749     (2,101,429)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        27,562        643,800        (71,500)     1,606,406      2,867,572     (2,329,889)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         6,300         24,253      2,675,378      3,073,610          8,682          4,051
  Participant transfers from other
    funding options .....................       720,600      6,920,901      9,434,589     23,400,694        535,208        601,241
  Administrative charges ................        (1,651)        (1,648)        (4,920)        (3,526)        (3,228)        (3,372)
  Contract surrenders ...................    (1,062,486)      (481,423)    (1,823,598)      (892,924)      (497,005)      (620,182)
  Participant transfers to other
    funding options .....................    (1,409,700)      (699,227)    (8,787,796)    (3,527,840)      (555,893)    (1,010,302)
  Other payments to participants ........      (436,128)       (77,836)      (753,342)      (699,769)      (287,209)      (192,703)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,183,065)     5,685,020        740,311     21,350,245       (799,445)    (1,221,267)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (2,155,503)     6,328,820        668,811     22,956,651      2,068,127     (3,551,156)


NET ASSETS:
    Beginning of year ...................    10,229,952      3,901,132     31,017,206      8,060,555     11,663,497     15,214,653
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  8,074,449   $ 10,229,952   $ 31,686,017   $ 31,017,206   $ 13,731,624   $ 11,663,497
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        GROWTH AND                    MONEY MARKET                  MONEY MARKET                  CONTRAFUND(R)
     INCOME PORTFOLIO -            PORTFOLIO - CLASS I               PORTFOLIO -                   PORTFOLIO -
      CLASS II SHARES                     SHARES                   CLASS II SHARES               SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   (220,497)  $   (125,335)  $    (60,622)  $    (15,713)  $   (233,535)  $    (87,454)  $   (194,031)  $    (79,049)
    (107,054)      (226,211)            --             --             --             --        (68,270)      (180,075)

   6,279,548     (2,438,088)            --             --             --             --      4,136,541       (875,942)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   5,951,997     (2,789,634)       (60,622)       (15,713)      (233,535)       (87,454)     3,874,240     (1,135,066)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   6,242,250      3,892,879          9,999          1,500      5,108,595      2,441,515      5,144,391      1,694,582

   7,314,968      7,838,097      1,933,905      4,442,666     12,374,983     16,215,942      5,933,633      5,547,559
      (4,760)        (3,670)        (1,481)        (1,531)        (3,632)        (3,265)        (3,579)        (2,918)
    (865,346)      (400,386)    (1,053,417)    (2,785,427)    (4,992,826)    (2,103,722)      (708,387)      (315,712)

  (1,296,908)    (1,309,856)    (2,475,713)    (3,968,538)   (11,896,191)    (7,839,444)    (1,170,756)    (1,989,383)
    (374,718)      (425,692)            --       (298,016)      (857,208)      (204,690)      (162,496)      (260,039)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  11,015,486      9,591,372     (1,586,707)    (2,609,346)      (266,279)     8,506,336      9,032,806      4,674,089
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  16,967,483      6,801,738     (1,647,329)    (2,625,059)      (499,814)     8,418,882     12,907,046      3,539,023



  17,177,983     10,376,245      8,036,659     10,661,718     18,986,503     10,567,621     10,919,714      7,380,691
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 34,145,466   $ 17,177,983   $  6,389,330   $  8,036,659   $ 18,486,689   $ 18,986,503   $ 23,826,760   $ 10,919,714
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                DYNAMIC CAPITAL
                                                  APPRECIATION                   MID CAP
                                                  PORTFOLIO -                  PORTFOLIO -
                                                SERVICE CLASS 2              SERVICE CLASS 2                   COMBINED
                                           -------------------------   --------------------------   -------------------------------
                                               2003          2002          2003          2002            2003             2002
                                           -----------   -----------   -----------   ------------   --------------   --------------
OPERATIONS:
  Net investment income (loss) ..........  $    (8,907)  $    (1,320)  $  (108,851)  $    (39,260)  $    1,117,140   $   11,781,800
  Realized gain (loss) ..................      117,777        (2,719)       48,438        (21,385)     (31,779,015)     (75,442,286)
  Change in unrealized gain (loss)
    on investments ......................       75,799         9,576     3,033,597       (414,950)     243,378,666     (140,097,125)
                                           -----------   -----------   -----------   ------------   --------------   --------------

    Net increase (decrease) in net assets
      resulting from operations .........      184,669         5,537     2,973,184       (475,595)     212,716,791     (203,757,611)
                                           -----------   -----------   -----------   ------------   --------------   --------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      124,870         6,846     2,188,453      1,562,209      106,582,744      121,091,700
  Participant transfers from other
    funding options .....................    1,268,443       568,179     4,124,251      4,297,995      498,654,124    1,684,086,075
  Administrative charges ................          (52)          (37)       (1,534)          (990)        (310,652)        (318,250)
  Contract surrenders ...................      (25,445)       (1,613)     (374,421)      (186,913)    (110,685,725)    (140,131,842)
  Participant transfers to other
    funding options .....................   (1,454,116)      (15,159)   (1,281,345)    (1,005,394)    (450,164,652)   1,563,085,103)
  Other payments to participants ........           --            --       (22,380)       (21,707)     (25,859,596)     (24,811,596)
                                           -----------   -----------   -----------   ------------   --------------   --------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (86,300)      558,216     4,633,024      4,645,200       18,216,243       76,830,984
                                           -----------   -----------   -----------   ------------   --------------   --------------

    Net increase (decrease) in net assets       98,369       563,753     7,606,208      4,169,605      230,933,034     (126,926,627)


NET ASSETS:
    Beginning of year ...................      632,064        68,311     6,009,938      1,840,333      997,791,080    1,124,717,707
                                           -----------   -----------   -----------   ------------   --------------   --------------
    End of year .........................  $   730,433   $   632,064   $13,616,146   $  6,009,938   $1,228,724,114   $  997,791,080
                                           ===========   ===========   ===========   ============   ==============   ==============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund ABD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund ABD II includes the Travelers Portfolio Architect Annuity, Travelers Life & Annuity Portfolio Architect Select Annuity, The Travelers Life & Annuity Access Annuity, The Travelers Life & Annuity Access Select Annuity, Travelers Premier Advisers Annuity, Travelers Premier Advisers II Annuity, and Travelers Premier Advisers III Annuity products.

Participant purchase payments applied to Fund ABD II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Fund ABD II were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
      Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Capital Appreciation Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Value Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III*
         Merrill Lynch Small Cap Value V.I. Fund - Class III*

     Morgan Stanley Variable Investment Series, Massachusetts business trust
         Dividend Growth Portfolio - Class Y
         Equity Portfolio - Class Y
         S&P 500 Index Portfolio - Class Y
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Strategic Bond Fund - Class I
     Scudder Variable Series I, Massachusetts business trust
         Growth and Income Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder International Select Equity Portfolio - Class B
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         Travelers Quality Bond Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Emerging Markets Equity Portfolio - Class I
         Equity and Income Portfolio - Class II
         Equity Growth Portfolio, Class I
         Global Franchise Portfolio - Class II
         Global Value Equity Portfolio - Class I
         Mid Cap Growth Portfolio - Class I
         Small Company Growth Portfolio - Class II
         Technology Portfolio - Class I
         U.S. Mid Cap Core Portfolio - Class I (Formerly Mid Cap Value
           Portfolio)
         U.S. Real Estate Portfolio - Class I
         Core Plus Fixed Income Portfolio - Class II
         Value Portfolio - Class I

     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio)
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
         Government Portfolio - Class I Shares
         Government Portfolio - Class II Shares
         Growth and Income Portfolio - Class I Shares
         Growth and Income Portfolio - Class II Shares
         Money Market Portfolio - Class I Shares
         Money Market Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

Effective April 30, 2003, The Janus Aspen Series: Strategic Value Portfolio - Service Shares was merged into the Janus Aspen Series: Mid Cap Value Portfolio - Service Shares. At the effective date, Fund ABD II held 168,669 shares of
Strategic Value Portfolio - Service Shares having a market value of $1,234,995.98 which were exchanged for 122,995 shares of Mid Cap Value Portfolio
- Service Shares in equal value.

Effective October 31, 2003, The Universal Institutional Funds, Inc.: Active International Allocation Portfolio, Class I was liquidated. At the effective date, Fund ABD II held 390,131 shares of Active International Allocation Portfolio - Class I having a market value of $2,746,521.45, which were used to purchase 453,877 shares of Van Kampen Life Investment Trust: Money Market Portfolio - Class I Shares and 2,292,644 shares of Van Kampen Life Investment
Trust: Money Market Portfolio - Class II Shares in equal value.

The following is a summary of significant accounting policies consistently followed by Fund ABD II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL INCOME TAXES. The operations of Fund ABD II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD II. Fund ABD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund ABD II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $516,578,796 and $496,153,747 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,269,898,655 at December 31, 2003 Gross unrealized appreciation for all investments at December 31, 2003 was $62,745,551. Gross unrealized depreciation for all investments at December 31, 2003 was $103,682,329.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

On the following page is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                   ABD II
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                     ---------------------------------------------------------------
                                                                                          Optional Features
   Separate Account Charge (1)                                                            -----------------             Total
    (as identified in Note 4)      Product                              M&E       ADM      E.S.P.      GMWB             Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%      Portfolio Architect                 1.25%     0.15%                                  1.40%
                                   Portfolio Architect Select          1.25%     0.15%                                  1.40%
                                   Premier Advisers                    1.25%     0.15%                                  1.40%
                                   Travelers Access                    1.25%     0.15%                                  1.40%
                                   Travelers Access Select             1.25%     0.15%                                  1.40%

Separate Account Charge 1.50%      Premier Advisers II                 1.35%     0.15%                                  1.50%

Separate Account Charge 1.60%      Portfolio Architect                 1.25%     0.15%      0.20%                       1.60%
                                   Portfolio Architect Select          1.25%     0.15%      0.20%                       1.60%
                                   Premier Advisers                    1.25%     0.15%      0.20%                       1.60%
                                   Premier Advisers III                1.45%     0.15%                                  1.60%

Separate Account Charge 1.70%      Premier Advisers II                 1.35%     0.15%      0.20%                       1.70%

Separate Account Charge 1.75%      Premier Advisers III                1.45%     0.15%      0.15%                       1.75%

Separate Account Charge 1.80%      Portfolio Architect                 1.25%     0.15%                0.40%             1.80%

Separate Account Charge 1.90%      Premier Advisers II                 1.35%     0.15%                0.40%             1.90%

Separate Account Charge 2.00%      Portfolio Architect                 1.25%     0.15%      0.20%     0.40%             2.00%
                                   Premier Advisers III                1.45%     0.15%                0.40%             2.00%

Separate Account Charge 2.10%      Premier Advisers II                 1.35%     0.15%      0.20%     0.40%             2.10%

Separate Account Charge 2.15%      Premier Advisers III                1.45%     0.15%      0.15%     0.40%             2.15%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, a withdrawal charge will apply, assessed through the redemption of units, if Purchase Payments are withdrawn as noted directly below.

----------------------------------------------------------------------------------------------
             Product               Withdrawal charge (as a percentage of the amount withdrawn)
----------------------------------------------------------------------------------------------
Portfolio Architect                Up to 6% decreasing to 0% in years 8 and later
Portfolio ArchitectSelect          Up to 6% decreasing to 0% in years 8 and later
Premier Advisers                   Up to 6% decreasing to 0% in years 8 and later
Travelers Access                   N/A
Travelers Access Select            N/A
----------------------------------------------------------------------------------------------

Withdrawal charges for ABD II were $1,855,073 and $1,995,082 for the years ended December 31, 2003 and 2002, respectively. These charges are included in contract surrenders on the Statement of Change in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Capital Appreciation Fund
    Separate Account Charges 1.40% ............................       36,643,126     1,128    $ 1.583  $    57,993,972     $   1,785
    Separate Account Charges 1.50% ............................               --        --      1.016               --            --
    Separate Account Charges 1.60% ............................          255,779        --      1.574          402,576            --
    Separate Account Charges 1.70% ............................               --        --      1.011               --            --
    Separate Account Charges 1.75% ............................               --        --      1.149               --            --
    Separate Account Charges 1.80% ............................          159,652        --      1.270          202,838            --
    Separate Account Charges 1.90% ............................               --        --      1.269               --            --
    Separate Account Charges 2.00% ............................               --        --      1.268               --            --
    Separate Account Charges 2.10% ............................               --        --      1.267               --            --
    Separate Account Charges 2.15% ............................               --        --      1.147               --            --

Money Market Portfolio
    Separate Account Charges 1.40% ............................       25,972,691        --      1.179       30,628,459            --
    Separate Account Charges 1.50% ............................               --        --      0.993               --            --
    Separate Account Charges 1.60% ............................          436,377        --      1.173          511,751            --
    Separate Account Charges 1.70% ............................               --        --      0.989               --            --
    Separate Account Charges 1.75% ............................               --        --      0.994               --            --
    Separate Account Charges 1.80% ............................           85,486        --      0.991           84,714            --
    Separate Account Charges 1.90% ............................               --        --      0.990               --            --
    Separate Account Charges 2.00% ............................               --        --      0.989               --            --
    Separate Account Charges 2.10% ............................               --        --      0.988               --            --
    Separate Account Charges 2.15% ............................               --        --      0.992               --            --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% ............................        4,493,863        --      0.640        2,877,105            --
    Separate Account Charges 1.50% ............................               --        --      0.968               --            --
    Separate Account Charges 1.60% ............................          372,498        --      0.637          237,156            --
    Separate Account Charges 1.70% ............................               --        --      0.964               --            --
    Separate Account Charges 1.75% ............................               --        --      1.120               --            --
    Separate Account Charges 1.80% ............................           33,735        --      1.267           42,730            --
    Separate Account Charges 1.90% ............................               --        --      1.266               --            --
    Separate Account Charges 2.00% ............................               --        --      1.264               --            --
    Separate Account Charges 2.10% ............................               --        --      1.263               --            --
    Separate Account Charges 2.15% ............................               --        --      1.117               --            --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% ............................       14,926,739        --      0.531        7,924,910            --
    Separate Account Charges 1.50% ............................               --        --      0.980               --            --
    Separate Account Charges 1.60% ............................          503,143        --      0.528          265,661            --
    Separate Account Charges 1.70% ............................               --        --      0.976               --            --
    Separate Account Charges 1.75% ............................               --        --      1.104               --            --
    Separate Account Charges 1.80% ............................           20,709        --      1.255           25,981            --
    Separate Account Charges 1.90% ............................               --        --      1.253               --            --
    Separate Account Charges 2.00% ............................            3,811        --      1.252            4,773            --
    Separate Account Charges 2.10% ............................               --        --      1.251               --            --
    Separate Account Charges 2.15% ............................               --        --      1.102               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ............................           70,339        --    $ 1.296  $        91,128     $      --
    Separate Account Charges 1.50% ............................               --        --      1.295               --            --
    Separate Account Charges 1.60% ............................               --        --      1.294               --            --
    Separate Account Charges 1.70% ............................               --        --      1.293               --            --
    Separate Account Charges 1.75% ............................               --        --      1.206               --            --
    Separate Account Charges 1.80% ............................               --        --      1.292               --            --
    Separate Account Charges 1.90% ............................               --        --      1.291               --            --
    Separate Account Charges 2.00% ............................               --        --      1.290               --            --
    Separate Account Charges 2.10% ............................               --        --      1.290               --            --
    Separate Account Charges 2.15% ............................               --        --      1.204               --            --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ............................          131,179        --      1.248          163,728            --
    Separate Account Charges 1.50% ............................               --        --      1.247               --            --
    Separate Account Charges 1.60% ............................               --        --      1.246               --            --
    Separate Account Charges 1.70% ............................               --        --      1.246               --            --
    Separate Account Charges 1.75% ............................               --        --      1.151               --            --
    Separate Account Charges 1.80% ............................               --        --      1.245               --            --
    Separate Account Charges 1.90% ............................               --        --      1.244               --            --
    Separate Account Charges 2.00% ............................               --        --      1.243               --            --
    Separate Account Charges 2.10% ............................               --        --      1.242               --            --
    Separate Account Charges 2.15% ............................               --        --      1.148               --            --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% ............................        1,545,619        --      1.253        1,936,729            --
    Separate Account Charges 1.50% ............................               --        --      1.252               --            --
    Separate Account Charges 1.60% ............................           59,872        --      1.251           74,922            --
    Separate Account Charges 1.70% ............................               --        --      1.251               --            --
    Separate Account Charges 1.75% ............................               --        --      1.158               --            --
    Separate Account Charges 1.80% ............................          441,950        --      1.250          552,303            --
    Separate Account Charges 1.90% ............................               --        --      1.249               --            --
    Separate Account Charges 2.00% ............................               --        --      1.248               --            --
    Separate Account Charges 2.10% ............................               --        --      1.247               --            --
    Separate Account Charges 2.15% ............................               --        --      1.155               --            --

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.40% ............................        4,224,248        --      0.970        4,096,860            --
    Separate Account Charges 1.50% ............................               --        --      1.484               --            --
    Separate Account Charges 1.60% ............................           23,822        --      0.964           22,975            --
    Separate Account Charges 1.70% ............................               --        --      1.477               --            --
    Separate Account Charges 1.75% ............................               --        --      1.321               --            --
    Separate Account Charges 1.80% ............................            3,990        --      1.448            5,776            --
    Separate Account Charges 1.90% ............................               --        --      1.446               --            --
    Separate Account Charges 2.00% ............................               --        --      1.445               --            --
    Separate Account Charges 2.10% ............................               --        --      1.444               --            --
    Separate Account Charges 2.15% ............................               --        --      1.318               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% ............................        4,738,305        --    $ 1.639  $     7,764,140     $      --
    Separate Account Charges 1.50% ............................               --        --      1.497               --            --
    Separate Account Charges 1.60% ............................          161,641        --      1.630          263,401            --
    Separate Account Charges 1.70% ............................               --        --      1.491               --            --
    Separate Account Charges 1.75% ............................               --        --      1.189               --            --
    Separate Account Charges 1.80% ............................          104,977        --      1.370          143,798            --
    Separate Account Charges 1.90% ............................               --        --      1.369               --            --
    Separate Account Charges 2.00% ............................            1,435        --      1.367            1,962            --
    Separate Account Charges 2.10% ............................               --        --      1.366               --            --
    Separate Account Charges 2.15% ............................               --        --      1.186               --            --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% ............................        9,516,917        --      1.051       10,002,245            --
    Separate Account Charges 1.50% ............................               --        --      1.093               --            --
    Separate Account Charges 1.60% ............................          381,457        --      1.045          398,698            --
    Separate Account Charges 1.70% ............................               --        --      1.088               --            --
    Separate Account Charges 1.75% ............................               --        --      1.104               --            --
    Separate Account Charges 1.80% ............................          136,286        --      1.246          169,850            --
    Separate Account Charges 1.90% ............................               --        --      1.245               --            --
    Separate Account Charges 2.00% ............................           20,942        --      1.244           26,055            --
    Separate Account Charges 2.10% ............................               --        --      1.243               --            --
    Separate Account Charges 2.15% ............................               --        --      1.102               --            --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% ............................       19,034,774        --      1.133       21,565,832            --
    Separate Account Charges 1.50% ............................               --        --      1.226               --            --
    Separate Account Charges 1.60% ............................          381,440        --      1.127          429,766            --
    Separate Account Charges 1.70% ............................               --        --      1.221               --            --
    Separate Account Charges 1.75% ............................               --        --      1.192               --            --
    Separate Account Charges 1.80% ............................          134,933        --      1.352          182,474            --
    Separate Account Charges 1.90% ............................               --        --      1.351               --            --
    Separate Account Charges 2.00% ............................           11,420        --      1.350           15,417            --
    Separate Account Charges 2.10% ............................               --        --      1.349               --            --
    Separate Account Charges 2.15% ............................               --        --      1.189               --            --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ............................          756,929        --      1.043          789,122            --
    Separate Account Charges 1.50% ............................               --        --      1.041               --            --
    Separate Account Charges 1.60% ............................           37,990        --      1.039           39,474            --
    Separate Account Charges 1.70% ............................               --        --      1.037               --            --
    Separate Account Charges 1.75% ............................               --        --      1.135               --            --
    Separate Account Charges 1.80% ............................          303,092        --      1.268          384,341            --
    Separate Account Charges 1.90% ............................               --        --      1.267               --            --
    Separate Account Charges 2.00% ............................           14,189        --      1.266           17,961            --
    Separate Account Charges 2.10% ............................               --        --      1.265               --            --
    Separate Account Charges 2.15% ............................               --        --      1.132               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ............................            4,729        --    $ 1.448  $         6,848     $      --
    Separate Account Charges 1.50% ............................               --        --      1.447               --            --
    Separate Account Charges 1.60% ............................               --        --      1.446               --            --
    Separate Account Charges 1.70% ............................               --        --      1.445               --            --
    Separate Account Charges 1.75% ............................               --        --      1.328               --            --
    Separate Account Charges 1.80% ............................               --        --      1.444               --            --
    Separate Account Charges 1.90% ............................               --        --      1.443               --            --
    Separate Account Charges 2.00% ............................               --        --      1.442               --            --
    Separate Account Charges 2.10% ............................               --        --      1.441               --            --
    Separate Account Charges 2.15% ............................               --        --      1.325               --            --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ............................        1,284,964        --      1.032        1,325,561            --
    Separate Account Charges 1.50% ............................               --        --      1.030               --            --
    Separate Account Charges 1.60% ............................          145,964        --      1.028          150,072            --
    Separate Account Charges 1.70% ............................               --        --      1.026               --            --
    Separate Account Charges 1.75% ............................               --        --      1.186               --            --
    Separate Account Charges 1.80% ............................          253,705        --      1.351          342,828            --
    Separate Account Charges 1.90% ............................               --        --      1.350               --            --
    Separate Account Charges 2.00% ............................            3,724        --      1.349            5,023            --
    Separate Account Charges 2.10% ............................               --        --      1.348               --            --
    Separate Account Charges 2.15% ............................               --        --      1.183               --            --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% ............................       24,491,553        --      1.329       32,551,095            --
    Separate Account Charges 1.50% ............................               --        --      1.134               --            --
    Separate Account Charges 1.60% ............................          358,622        --      1.322          474,001            --
    Separate Account Charges 1.70% ............................               --        --      1.129               --            --
    Separate Account Charges 1.75% ............................               --        --      1.121               --            --
    Separate Account Charges 1.80% ............................               --        --      1.262               --            --
    Separate Account Charges 1.90% ............................               --        --      1.261               --            --
    Separate Account Charges 2.00% ............................               --        --      1.260               --            --
    Separate Account Charges 2.10% ............................               --        --      1.259               --            --
    Separate Account Charges 2.15% ............................               --        --      1.119               --            --
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% ............................       17,614,025     3,257      1.296       22,828,444         4,221
    Separate Account Charges 1.50% ............................               --        --      1.151               --            --
    Separate Account Charges 1.60% ............................               --        --      1.289               --            --
    Separate Account Charges 1.70% ............................               --        --      1.146               --            --
    Separate Account Charges 1.75% ............................               --        --      1.021               --            --
    Separate Account Charges 1.80% ............................               --        --      1.089               --            --
    Separate Account Charges 1.90% ............................               --        --      1.088               --            --
    Separate Account Charges 2.00% ............................               --        --      1.087               --            --
    Separate Account Charges 2.10% ............................               --        --      1.086               --            --
    Separate Account Charges 2.15% ............................               --        --      1.018               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% ............................       17,162,302        --    $ 0.818  $    14,034,984     $      --
    Separate Account Charges 1.50% ............................               --        --      1.099               --            --
    Separate Account Charges 1.60% ............................          524,644        --      0.813          426,668            --
    Separate Account Charges 1.70% ............................               --        --      1.094               --            --
    Separate Account Charges 1.75% ............................               --        --      1.135               --            --
    Separate Account Charges 1.80% ............................          238,130        --      1.298          309,013            --
    Separate Account Charges 1.90% ............................               --        --      1.297               --            --
    Separate Account Charges 2.00% ............................               --        --      1.295               --            --
    Separate Account Charges 2.10% ............................               --        --      1.294               --            --
    Separate Account Charges 2.15% ............................               --        --      1.133               --            --
  Fundamental Value Portfolio
    Separate Account Charges 1.40% ............................       21,769,927        --      1.350       29,379,652            --
    Separate Account Charges 1.50% ............................               --        --      1.243               --            --
    Separate Account Charges 1.60% ............................          872,760        --      1.342        1,171,313            --
    Separate Account Charges 1.70% ............................               --        --      1.237               --            --
    Separate Account Charges 1.75% ............................               --        --      1.191               --            --
    Separate Account Charges 1.80% ............................               --        --      1.426               --            --
    Separate Account Charges 1.90% ............................               --        --      1.425               --            --
    Separate Account Charges 2.00% ............................               --        --      1.423               --            --
    Separate Account Charges 2.10% ............................               --        --      1.422               --            --
    Separate Account Charges 2.15% ............................               --        --      1.189               --            --
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.40% ............................          218,067        --      1.047          228,265            --
    Separate Account Charges 1.50% ............................               --        --      1.045               --            --
    Separate Account Charges 1.60% ............................               --        --      1.043               --            --
    Separate Account Charges 1.70% ............................               --        --      1.042               --            --
    Separate Account Charges 1.75% ............................           22,952        --      1.141           26,187            --
    Separate Account Charges 1.80% ............................          103,531        --      1.398          144,691            --
    Separate Account Charges 1.90% ............................               --        --      1.396               --            --
    Separate Account Charges 2.00% ............................           93,308        --      1.395          130,179            --
    Separate Account Charges 2.10% ............................               --        --      1.394               --            --
    Separate Account Charges 2.15% ............................           65,759        --      1.138           74,856            --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% ............................           92,062        --      1.027           94,549            --
    Separate Account Charges 1.50% ............................               --        --      1.025               --            --
    Separate Account Charges 1.60% ............................               --        --      1.024               --            --
    Separate Account Charges 1.70% ............................               --        --      1.022               --            --
    Separate Account Charges 1.75% ............................               --        --      1.134               --            --
    Separate Account Charges 1.80% ............................           87,673        --      1.319          115,644            --
    Separate Account Charges 1.90% ............................               --        --      1.318               --            --
    Separate Account Charges 2.00% ............................               --        --      1.317               --            --
    Separate Account Charges 2.10% ............................               --        --      1.316               --            --
    Separate Account Charges 2.15% ............................               --        --      1.132               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% ............................       15,303,712        --    $ 0.941  $    14,394,367     $      --
    Separate Account Charges 1.50% ............................        2,405,038        --      1.101        2,647,426            --
    Separate Account Charges 1.60% ............................        1,994,391        --      0.935        1,865,509            --
    Separate Account Charges 1.70% ............................        1,075,044        --      1.096        1,178,019            --
    Separate Account Charges 1.75% ............................               --        --      1.056               --            --
    Separate Account Charges 1.80% ............................          160,102        --      1.140          182,516            --
    Separate Account Charges 1.90% ............................        1,205,337        --      1.139        1,372,886            --
    Separate Account Charges 2.00% ............................            8,441        --      1.138            9,607            --
    Separate Account Charges 2.10% ............................          264,585        --      1.137          300,844            --
    Separate Account Charges 2.15% ............................               --        --      1.053               --            --
  Capital Appreciation Portfolio - Service Shares
    Separate Account Charges 1.40% ............................        3,033,406        --      0.660        2,002,846            --
    Separate Account Charges 1.50% ............................          477,568        --      1.115          532,495            --
    Separate Account Charges 1.60% ............................          853,606        --      0.657          560,516            --
    Separate Account Charges 1.70% ............................          128,887        --      1.110          143,060            --
    Separate Account Charges 1.75% ............................               --        --      1.105               --            --
    Separate Account Charges 1.80% ............................               --        --      1.221               --            --
    Separate Account Charges 1.90% ............................          567,844        --      1.220          692,937            --
    Separate Account Charges 2.00% ............................               --        --      1.219               --            --
    Separate Account Charges 2.10% ............................          166,797        --      1.218          203,189            --
    Separate Account Charges 2.15% ............................               --        --      1.103               --            --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% ............................        2,239,125        --      0.805        1,802,610            --
    Separate Account Charges 1.50% ............................               --        --      0.985               --            --
    Separate Account Charges 1.60% ............................          121,635        --      0.801           97,380            --
    Separate Account Charges 1.70% ............................               --        --      0.981               --            --
    Separate Account Charges 1.75% ............................               --        --      1.118               --            --
    Separate Account Charges 1.80% ............................           20,099        --      1.268           25,486            --
    Separate Account Charges 1.90% ............................               --        --      1.267               --            --
    Separate Account Charges 2.00% ............................               --        --      1.266               --            --
    Separate Account Charges 2.10% ............................               --        --      1.265               --            --
    Separate Account Charges 2.15% ............................               --        --      1.116               --            --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% ............................        7,245,233        --      0.349        2,529,774            --
    Separate Account Charges 1.50% ............................               --        --      1.073               --            --
    Separate Account Charges 1.60% ............................          381,740        --      0.347          132,552            --
    Separate Account Charges 1.70% ............................               --        --      1.068               --            --
    Separate Account Charges 1.75% ............................               --        --      1.235               --            --
    Separate Account Charges 1.80% ............................           30,113        --      1.473           44,346            --
    Separate Account Charges 1.90% ............................               --        --      1.471               --            --
    Separate Account Charges 2.00% ............................               --        --      1.470               --            --
    Separate Account Charges 2.10% ............................               --        --      1.469               --            --
    Separate Account Charges 2.15% ............................               --        --      1.232               --            --
  Mid Cap Value Portfolio - Service Shares
    Separate Account Charges 1.40% ............................          514,550        --      1.343          691,144            --
    Separate Account Charges 1.50% ............................          199,473        --      1.342          267,752            --
    Separate Account Charges 1.60% ............................          216,364        --      1.341          290,230            --
    Separate Account Charges 1.70% ............................          206,555        --      1.341          276,889            --
    Separate Account Charges 1.75% ............................               --        --      1.226               --            --
    Separate Account Charges 1.80% ............................               --        --      1.340               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Janus Aspen Series (continued)
  Janus Aspen Series Mid Cap Value Portfolio - Service Shares (continued)
    Separate Account Charges 1.90% ............................          254,834        --    $ 1.339  $       341,148     $      --
    Separate Account Charges 2.00% ............................               --        --      1.338               --            --
    Separate Account Charges 2.10% ............................          232,177        --      1.337          310,402            --
    Separate Account Charges 2.15% ............................               --        --      1.223               --            --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% ............................       19,761,719        --      0.544       10,751,217            --
    Separate Account Charges 1.50% ............................          860,039        --      1.042          896,059            --
    Separate Account Charges 1.60% ............................        2,077,643        --      0.541        1,124,064            --
    Separate Account Charges 1.70% ............................          602,959        --      1.037          625,363            --
    Separate Account Charges 1.75% ............................               --        --      1.152               --            --
    Separate Account Charges 1.80% ............................           29,932        --      1.288           38,548            --
    Separate Account Charges 1.90% ............................          401,879        --      1.287          517,107            --
    Separate Account Charges 2.00% ............................            1,503        --      1.286            1,932            --
    Separate Account Charges 2.10% ............................          143,521        --      1.284          184,353            --
    Separate Account Charges 2.15% ............................               --        --      1.150               --            --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% ............................            3,334        --      1.336            4,454            --
    Separate Account Charges 1.50% ............................               --        --      1.335               --            --
    Separate Account Charges 1.60% ............................               --        --      1.334               --            --
    Separate Account Charges 1.70% ............................               --        --      1.333               --            --
    Separate Account Charges 1.75% ............................               --        --      1.223               --            --
    Separate Account Charges 1.80% ............................               --        --      1.332               --            --
    Separate Account Charges 1.90% ............................               --        --      1.331               --            --
    Separate Account Charges 2.00% ............................               --        --      1.330               --            --
    Separate Account Charges 2.10% ............................               --        --      1.330               --            --
    Separate Account Charges 2.15% ............................               --        --      1.220               --            --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% ............................           26,228        --      1.244           32,639            --
    Separate Account Charges 1.50% ............................               --        --      1.244               --            --
    Separate Account Charges 1.60% ............................               --        --      1.243               --            --
    Separate Account Charges 1.70% ............................               --        --      1.242               --            --
    Separate Account Charges 1.75% ............................               --        --      1.156               --            --
    Separate Account Charges 1.80% ............................          138,235        --      1.241          171,565            --
    Separate Account Charges 1.90% ............................               --        --      1.240               --            --
    Separate Account Charges 2.00% ............................           12,080        --      1.239           14,972            --
    Separate Account Charges 2.10% ............................               --        --      1.239               --            --
    Separate Account Charges 2.15% ............................               --        --      1.153               --            --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% ............................           50,353        --      1.260           63,424            --
    Separate Account Charges 1.50% ............................               --        --      1.259               --            --
    Separate Account Charges 1.60% ............................           41,756        --      1.258           52,525            --
    Separate Account Charges 1.70% ............................               --        --      1.257               --            --
    Separate Account Charges 1.75% ............................               --        --      1.173               --            --
    Separate Account Charges 1.80% ............................          101,031        --      1.256          126,919            --
    Separate Account Charges 1.90% ............................               --        --      1.255               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio (continued)
    Separate Account Charges 2.00% ............................               --        --    $ 1.255  $            --     $      --
    Separate Account Charges 2.10% ............................               --        --      1.254               --            --
    Separate Account Charges 2.15% ............................               --        --      1.170               --            --

Morgan Stanley Variable Investment Series (Class Y)
  Dividend Growth Portfolio
    Separate Account Charges 1.40% ............................               --        --      1.096               --            --
    Separate Account Charges 1.50% ............................               --        --      1.096               --            --
    Separate Account Charges 1.60% ............................           19,385        --      1.095           21,232            --
    Separate Account Charges 1.70% ............................               --        --      1.095               --            --
    Separate Account Charges 1.75% ............................            6,630        --      1.095            7,258            --
    Separate Account Charges 1.80% ............................               --        --      1.095               --            --
    Separate Account Charges 1.90% ............................               --        --      1.094               --            --
    Separate Account Charges 2.00% ............................           58,129        --      1.094           63,592            --
    Separate Account Charges 2.10% ............................               --        --      1.094               --            --
    Separate Account Charges 2.15% ............................           79,093        --      1.093           86,487            --
  Equity Portfolio
    Separate Account Charges 1.40% ............................               --        --      1.081               --            --
    Separate Account Charges 1.50% ............................               --        --      1.081               --            --
    Separate Account Charges 1.60% ............................               --        --      1.080               --            --
    Separate Account Charges 1.70% ............................               --        --      1.080               --            --
    Separate Account Charges 1.75% ............................               --        --      1.080               --            --
    Separate Account Charges 1.80% ............................               --        --      1.080               --            --
    Separate Account Charges 1.90% ............................               --        --      1.079               --            --
    Separate Account Charges 2.00% ............................               --        --      1.079               --            --
    Separate Account Charges 2.10% ............................               --        --      1.079               --            --
    Separate Account Charges 2.15% ............................           14,351        --      1.079           15,479            --
  S&P 500 Index Portfolio
    Separate Account Charges 1.40% ............................               --        --      1.094               --            --
    Separate Account Charges 1.50% ............................               --        --      1.094               --            --
    Separate Account Charges 1.60% ............................        1,474,371        --      1.094        1,612,653            --
    Separate Account Charges 1.70% ............................               --        --      1.093               --            --
    Separate Account Charges 1.75% ............................               --        --      1.093               --            --
    Separate Account Charges 1.80% ............................               --        --      1.093               --            --
    Separate Account Charges 1.90% ............................               --        --      1.093               --            --
    Separate Account Charges 2.00% ............................          162,581        --      1.093          177,621            --
    Separate Account Charges 2.10% ............................               --        --      1.092               --            --
    Separate Account Charges 2.15% ............................           65,035        --      1.092           71,020            --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ............................          303,900        --      1.048          318,439            --
    Separate Account Charges 1.50% ............................               --        --      1.047               --            --
    Separate Account Charges 1.60% ............................           51,525        --      1.046           53,917            --
    Separate Account Charges 1.70% ............................               --        --      1.046               --            --
    Separate Account Charges 1.75% ............................               --        --      0.995               --            --
    Separate Account Charges 1.80% ............................           98,198        --      1.045          102,620            --
    Separate Account Charges 1.90% ............................               --        --      1.044               --            --
    Separate Account Charges 2.00% ............................               --        --      1.044               --            --
    Separate Account Charges 2.10% ............................               --        --      1.043               --            --
    Separate Account Charges 2.15% ............................               --        --      0.992               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
PIMCO Variable Insurance Trust (continued)
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ............................       20,011,288        --    $ 1.173  $    23,472,976     $      --
    Separate Account Charges 1.50% ............................               --        --      1.116               --            --
    Separate Account Charges 1.60% ............................          524,472        --      1.167          611,927            --
    Separate Account Charges 1.70% ............................               --        --      1.111               --            --
    Separate Account Charges 1.75% ............................               --        --      0.989               --            --
    Separate Account Charges 1.80% ............................          964,956        --      1.026          990,466            --
    Separate Account Charges 1.90% ............................               --        --      1.025               --            --
    Separate Account Charges 2.00% ............................            6,138        --      1.025            6,290            --
    Separate Account Charges 2.10% ............................               --        --      1.024               --            --
    Separate Account Charges 2.15% ............................               --        --      0.987               --            --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% ............................          449,770        --      0.728          327,603            --
    Separate Account Charges 1.50% ............................               --        --      1.114               --            --
    Separate Account Charges 1.60% ............................            5,868        --      0.725            4,252            --
    Separate Account Charges 1.70% ............................               --        --      1.109               --            --
    Separate Account Charges 1.75% ............................               --        --      1.141               --            --
    Separate Account Charges 1.80% ............................               --        --      1.338               --            --
    Separate Account Charges 1.90% ............................               --        --      1.337               --            --
    Separate Account Charges 2.00% ............................               --        --      1.336               --            --
    Separate Account Charges 2.10% ............................               --        --      1.334               --            --
    Separate Account Charges 2.15% ............................               --        --      1.138               --            --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% ............................        2,150,730        --      0.882        1,896,874            --
    Separate Account Charges 1.50% ............................               --        --      1.169               --            --
    Separate Account Charges 1.60% ............................           94,763        --      0.877           83,132            --
    Separate Account Charges 1.70% ............................               --        --      1.164               --            --
    Separate Account Charges 1.75% ............................               --        --      1.176               --            --
    Separate Account Charges 1.80% ............................           99,211        --      1.334          132,348            --
    Separate Account Charges 1.90% ............................               --        --      1.333               --            --
    Separate Account Charges 2.00% ............................               --        --      1.332               --            --
    Separate Account Charges 2.10% ............................               --        --      1.331               --            --
    Separate Account Charges 2.15% ............................               --        --      1.173               --            --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% ............................        2,238,115        --      1.295        2,897,332            --
    Separate Account Charges 1.50% ............................               --        --      1.450               --            --
    Separate Account Charges 1.60% ............................          106,169        --      1.288          136,710            --
    Separate Account Charges 1.70% ............................               --        --      1.444               --            --
    Separate Account Charges 1.75% ............................               --        --      1.280               --            --
    Separate Account Charges 1.80% ............................           31,889        --      1.547           49,339            --
    Separate Account Charges 1.90% ............................               --        --      1.546               --            --
    Separate Account Charges 2.00% ............................            1,412        --      1.545            2,182            --
    Separate Account Charges 2.10% ............................               --        --      1.543               --            --
    Separate Account Charges 2.15% ............................               --        --      1.277               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% ............................       14,439,056        --    $ 1.549  $    22,367,565     $      --
    Separate Account Charges 1.50% ............................        3,207,036        --      1.141        3,659,177            --
    Separate Account Charges 1.60% ............................        1,992,932        --      1.541        3,070,212            --
    Separate Account Charges 1.70% ............................        1,796,219        --      1.136        2,040,213            --
    Separate Account Charges 1.75% ............................          155,717        --      1.174          182,880            --
    Separate Account Charges 1.80% ............................           96,661        --      1.406          135,945            --
    Separate Account Charges 1.90% ............................          777,219        --      1.405        1,092,149            --
    Separate Account Charges 2.00% ............................          302,948        --      1.404          425,336            --
    Separate Account Charges 2.10% ............................          139,676        --      1.403          195,933            --
    Separate Account Charges 2.15% ............................          196,783        --      1.172          230,591            --
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% ............................        3,858,963        --      1.367        5,274,205            --
    Separate Account Charges 1.50% ............................        1,305,965        --      1.343        1,754,306            --
    Separate Account Charges 1.60% ............................          682,405        --      1.359          927,506            --
    Separate Account Charges 1.70% ............................          538,014        --      1.337          719,438            --
    Separate Account Charges 1.75% ............................           14,910        --      1.070           15,956            --
    Separate Account Charges 1.80% ............................               --        --      1.202               --            --
    Separate Account Charges 1.90% ............................        1,430,343        --      1.201        1,717,916            --
    Separate Account Charges 2.00% ............................          426,616        --      1.200          511,943            --
    Separate Account Charges 2.10% ............................          141,838        --      1.199          170,059            --
    Separate Account Charges 2.15% ............................          117,647        --      1.068          125,623            --
  Investors Fund - Class I
    Separate Account Charges 1.40% ............................       18,163,713        --      1.204       21,877,278            --
    Separate Account Charges 1.50% ............................        1,431,038        --      1.121        1,604,555            --
    Separate Account Charges 1.60% ............................        1,357,363        --      1.198        1,625,849            --
    Separate Account Charges 1.70% ............................          894,325        --      1.116          998,237            --
    Separate Account Charges 1.75% ............................               --        --      1.140               --            --
    Separate Account Charges 1.80% ............................           61,212        --      1.346           82,385            --
    Separate Account Charges 1.90% ............................          231,388        --      1.345          311,155            --
    Separate Account Charges 2.00% ............................           50,612        --      1.344           68,002            --
    Separate Account Charges 2.10% ............................           90,649        --      1.342          121,688            --
    Separate Account Charges 2.15% ............................            5,728        --      1.138            6,516            --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% ............................          531,135        --      1.140          605,723            --
    Separate Account Charges 1.50% ............................               --        --      1.139               --            --
    Separate Account Charges 1.60% ............................           29,944        --      1.137           34,036            --
    Separate Account Charges 1.70% ............................               --        --      1.135               --            --
    Separate Account Charges 1.75% ............................               --        --      1.181               --            --
    Separate Account Charges 1.80% ............................           48,556        --      1.439           69,850            --
    Separate Account Charges 1.90% ............................               --        --      1.437               --            --
    Separate Account Charges 2.00% ............................          127,068        --      1.436          182,477            --
    Separate Account Charges 2.10% ............................               --        --      1.435               --            --
    Separate Account Charges 2.15% ............................          101,714        --      1.178          119,828            --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% ............................        6,425,060        --      0.853        5,483,766            --
    Separate Account Charges 1.50% ............................        1,801,472        --      1.185        2,135,607            --
    Separate Account Charges 1.60% ............................        1,407,085        --      0.849        1,194,286            --
    Separate Account Charges 1.70% ............................          881,934        --      1.180        1,040,791            --
    Separate Account Charges 1.75% ............................            1,550        --      1.268            1,966            --
    Separate Account Charges 1.80% ............................           82,519        --      1.555          128,325            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.90% ............................          888,216        --    $ 1.554  $     1,380,058     $      --
    Separate Account Charges 2.00% ............................          375,083        --      1.552          582,275            --
    Separate Account Charges 2.10% ............................          361,629        --      1.551          560,909            --
    Separate Account Charges 2.15% ............................          124,607        --      1.265          157,631            --
  Strategic Bond Fund - Class I
    Separate Account Charges 1.40% ............................        8,867,701        --      1.372       12,169,196            --
    Separate Account Charges 1.50% ............................        4,257,587        --      1.214        5,167,976            --
    Separate Account Charges 1.60% ............................        2,044,701        --      1.365        2,790,414            --
    Separate Account Charges 1.70% ............................        1,656,199        --      1.208        2,001,213            --
    Separate Account Charges 1.75% ............................           26,044        --      1.017           26,475            --
    Separate Account Charges 1.80% ............................               --        --      1.101               --            --
    Separate Account Charges 1.90% ............................        2,771,807        --      1.100        3,049,229            --
    Separate Account Charges 2.00% ............................          679,999        --      1.099          747,409            --
    Separate Account Charges 2.10% ............................          542,774        --      1.098          596,069            --
    Separate Account Charges 2.15% ............................          307,881        --      1.014          312,272            --

Scudder Variable Series I
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% ............................               --        --      1.131               --            --
    Separate Account Charges 1.50% ............................               --        --      1.130               --            --
    Separate Account Charges 1.60% ............................           20,975        --      1.130           23,698            --
    Separate Account Charges 1.70% ............................               --        --      1.129               --            --
    Separate Account Charges 1.75% ............................               --        --      1.129               --            --
    Separate Account Charges 1.80% ............................               --        --      1.129               --            --
    Separate Account Charges 1.90% ............................               --        --      1.128               --            --
    Separate Account Charges 2.00% ............................          175,180        --      1.127          197,476            --
    Separate Account Charges 2.10% ............................               --        --      1.127               --            --
    Separate Account Charges 2.15% ............................           32,054        --      1.126           36,103            --

Scudder Variable Series II
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.40% ............................               --        --      1.213               --            --
    Separate Account Charges 1.50% ............................               --        --      1.213               --            --
    Separate Account Charges 1.60% ............................           18,945        --      1.212           22,961            --
    Separate Account Charges 1.70% ............................               --        --      1.211               --            --
    Separate Account Charges 1.75% ............................           38,075        --      1.211           46,108            --
    Separate Account Charges 1.80% ............................               --        --      1.211               --            --
    Separate Account Charges 1.90% ............................               --        --      1.210               --            --
    Separate Account Charges 2.00% ............................          309,988        --      1.209          374,869            --
    Separate Account Charges 2.10% ............................               --        --      1.209               --            --
    Separate Account Charges 2.15% ............................          157,419        --      1.208          190,208            --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% ............................       10,930,899        --      1.450       15,852,788            --
    Separate Account Charges 1.50% ............................               --        --      1.173               --            --
    Separate Account Charges 1.60% ............................          408,955        --      1.442          589,818            --
    Separate Account Charges 1.70% ............................               --        --      1.168               --            --
    Separate Account Charges 1.75% ............................               --        --      1.081               --            --
    Separate Account Charges 1.80% ............................           28,220        --      1.227           34,614            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
The Travelers Series Trust (continued)
  Convertible Securities Portfolio (continued)
    Separate Account Charges 1.90% ............................               --        --    $ 1.226  $            --     $      --
    Separate Account Charges 2.00% ............................               --        --      1.224               --            --
    Separate Account Charges 2.10% ............................               --        --      1.223               --            --
    Separate Account Charges 2.15% ............................               --        --      1.079               --            --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% ............................        8,080,624        --      1.869       15,104,716            --
    Separate Account Charges 1.50% ............................               --        --      1.329               --            --
    Separate Account Charges 1.60% ............................          129,069        --      1.859          239,930            --
    Separate Account Charges 1.70% ............................               --        --      1.323               --            --
    Separate Account Charges 1.75% ............................               --        --      1.197               --            --
    Separate Account Charges 1.80% ............................           79,533        --      1.371          109,067            --
    Separate Account Charges 1.90% ............................               --        --      1.370               --            --
    Separate Account Charges 2.00% ............................            9,246        --      1.369           12,657            --
    Separate Account Charges 2.10% ............................               --        --      1.368               --            --
    Separate Account Charges 2.15% ............................               --        --      1.194               --            --
  Equity Income Portfolio
    Separate Account Charges 1.40% ............................       31,475,650       157      1.670       52,566,723           262
    Separate Account Charges 1.50% ............................        2,235,620        --      1.239        2,770,052            --
    Separate Account Charges 1.60% ............................        2,428,340        --      1.661        4,033,050            --
    Separate Account Charges 1.70% ............................          894,867        --      1.233        1,103,779            --
    Separate Account Charges 1.75% ............................           24,434        --      1.140           27,849            --
    Separate Account Charges 1.80% ............................          124,524        --      1.355          168,760            --
    Separate Account Charges 1.90% ............................        1,283,216        --      1.354        1,737,544            --
    Separate Account Charges 2.00% ............................          558,535        --      1.353          755,636            --
    Separate Account Charges 2.10% ............................          341,627        --      1.352          461,784            --
    Separate Account Charges 2.15% ............................           98,114        --      1.137          111,573            --
  Federated High Yield Portfolio
    Separate Account Charges 1.40% ............................       17,383,413     2,942      1.345       23,374,799         3,956
    Separate Account Charges 1.50% ............................               --        --      1.278               --            --
    Separate Account Charges 1.60% ............................          249,968        --      1.337          334,264            --
    Separate Account Charges 1.70% ............................               --        --      1.272               --            --
    Separate Account Charges 1.75% ............................               --        --      1.083               --            --
    Separate Account Charges 1.80% ............................           90,212        --      1.191          107,399            --
    Separate Account Charges 1.90% ............................               --        --      1.190               --            --
    Separate Account Charges 2.00% ............................            4,136        --      1.188            4,916            --
    Separate Account Charges 2.10% ............................               --        --      1.187               --            --
    Separate Account Charges 2.15% ............................               --        --      1.080               --            --
  Federated Stock Portfolio
    Separate Account Charges 1.40% ............................        9,198,293        56      1.593       14,656,935            90
    Separate Account Charges 1.50% ............................               --        --      1.155               --            --
    Separate Account Charges 1.60% ............................           71,119        --      1.585          112,697            --
    Separate Account Charges 1.70% ............................               --        --      1.150               --            --
    Separate Account Charges 1.75% ............................               --        --      1.147               --            --
    Separate Account Charges 1.80% ............................           14,055        --      1.304           18,328            --
    Separate Account Charges 1.90% ............................               --        --      1.303               --            --
    Separate Account Charges 2.00% ............................               --        --      1.302               --            --
    Separate Account Charges 2.10% ............................               --        --      1.301               --            --
    Separate Account Charges 2.15% ............................               --        --      1.144               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Separate Account Charges 1.40% ............................       23,322,735     1,651    $ 1.366  $    31,857,866     $   2,255
    Separate Account Charges 1.50% ............................        1,238,524        --      1.064        1,317,182            --
    Separate Account Charges 1.60% ............................        2,003,732        --      1.358        2,721,875            --
    Separate Account Charges 1.70% ............................          755,691        --      1.059          800,043            --
    Separate Account Charges 1.75% ............................               --        --      1.129               --            --
    Separate Account Charges 1.80% ............................           94,478        --      1.261          119,110            --
    Separate Account Charges 1.90% ............................          904,975        --      1.260        1,139,916            --
    Separate Account Charges 2.00% ............................          323,338        --      1.259          406,927            --
    Separate Account Charges 2.10% ............................          188,176        --      1.257          236,623            --
    Separate Account Charges 2.15% ............................          223,600        --      1.127          251,906            --
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% ............................       22,626,670     2,686      1.010       22,847,793         2,713
    Separate Account Charges 1.50% ............................               --        --      1.151               --            --
    Separate Account Charges 1.60% ............................          109,047        --      1.004          109,504            --
    Separate Account Charges 1.70% ............................               --        --      1.146               --            --
    Separate Account Charges 1.75% ............................               --        --      1.165               --            --
    Separate Account Charges 1.80% ............................           57,426        --      1.323           75,980            --
    Separate Account Charges 1.90% ............................               --        --      1.322               --            --
    Separate Account Charges 2.00% ............................            4,264        --      1.321            5,632            --
    Separate Account Charges 2.10% ............................               --        --      1.320               --            --
    Separate Account Charges 2.15% ............................               --        --      1.162               --            --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% ............................        1,272,971        --      0.807        1,027,275            --
    Separate Account Charges 1.50% ............................               --        --      1.014               --            --
    Separate Account Charges 1.60% ............................           12,674        --      0.803           10,171            --
    Separate Account Charges 1.70% ............................               --        --      1.010               --            --
    Separate Account Charges 1.75% ............................               --        --      1.091               --            --
    Separate Account Charges 1.80% ............................            4,255        --      1.240            5,279            --
    Separate Account Charges 1.90% ............................               --        --      1.239               --            --
    Separate Account Charges 2.00% ............................               --        --      1.238               --            --
    Separate Account Charges 2.10% ............................               --        --      1.237               --            --
    Separate Account Charges 2.15% ............................               --        --      1.089               --            --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% ............................       18,275,885        --      1.132       20,690,779            --
    Separate Account Charges 1.50% ............................               --        --      1.005               --            --
    Separate Account Charges 1.60% ............................           87,949        --      1.126           99,018            --
    Separate Account Charges 1.70% ............................               --        --      1.001               --            --
    Separate Account Charges 1.75% ............................               --        --      1.110               --            --
    Separate Account Charges 1.80% ............................            7,935        --      1.286           10,203            --
    Separate Account Charges 1.90% ............................               --        --      1.285               --            --
    Separate Account Charges 2.00% ............................            1,446        --      1.284            1,856            --
    Separate Account Charges 2.10% ............................               --        --      1.282               --            --
    Separate Account Charges 2.15% ............................               --        --      1.108               --            --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% ............................       14,200,226        --      0.883       12,540,210            --
    Separate Account Charges 1.50% ............................               --        --      0.832               --            --
    Separate Account Charges 1.60% ............................          348,775        --      0.878          306,296            --
    Separate Account Charges 1.70% ............................               --        --      0.828               --            --
    Separate Account Charges 1.75% ............................               --        --      1.157               --            --
    Separate Account Charges 1.80% ............................           21,385        --      1.355           28,972            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
The Travelers Series Trust (continued)
  MFS Mid Cap Growth Portfolio (continued)
    Separate Account Charges 1.90% ............................               --        --    $ 1.354  $            --     $      --
    Separate Account Charges 2.00% ............................            3,531        --      1.352            4,775            --
    Separate Account Charges 2.10% ............................               --        --      1.351               --            --
    Separate Account Charges 2.15% ............................               --        --      1.154               --            --
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% ............................           12,842        --      1.217           15,626            --
    Separate Account Charges 1.50% ............................               --        --      1.216               --            --
    Separate Account Charges 1.60% ............................               --        --      1.215               --            --
    Separate Account Charges 1.70% ............................               --        --      1.214               --            --
    Separate Account Charges 1.75% ............................               --        --      1.126               --            --
    Separate Account Charges 1.80% ............................               --        --      1.214               --            --
    Separate Account Charges 1.90% ............................               --        --      1.213               --            --
    Separate Account Charges 2.00% ............................               --        --      1.212               --            --
    Separate Account Charges 2.10% ............................               --        --      1.211               --            --
    Separate Account Charges 2.15% ............................               --        --      1.124               --            --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% ............................       28,033,537        --      1.383       38,776,607            --
    Separate Account Charges 1.50% ............................               --        --      1.077               --            --
    Separate Account Charges 1.60% ............................          579,498        --      1.376          797,151            --
    Separate Account Charges 1.70% ............................               --        --      1.072               --            --
    Separate Account Charges 1.75% ............................               --        --      0.993               --            --
    Separate Account Charges 1.80% ............................           91,888        --      1.047           96,177            --
    Separate Account Charges 1.90% ............................               --        --      1.046               --            --
    Separate Account Charges 2.00% ............................            6,285        --      1.045            6,567            --
    Separate Account Charges 2.10% ............................               --        --      1.044               --            --
    Separate Account Charges 2.15% ............................               --        --      0.991               --            --

The Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio - Class I
    Separate Account Charges 1.40% ............................        2,705,882        --      1.087        2,942,325            --
    Separate Account Charges 1.50% ............................          281,132        --      1.684          473,360            --
    Separate Account Charges 1.60% ............................          357,094        --      1.081          386,146            --
    Separate Account Charges 1.70% ............................          163,051        --      1.676          273,300            --
    Separate Account Charges 1.75% ............................           37,791        --      1.358           51,338            --
    Separate Account Charges 1.80% ............................               --        --      1.498               --            --
    Separate Account Charges 1.90% ............................          517,701        --      1.497          775,109            --
    Separate Account Charges 2.00% ............................          184,965        --      1.496          276,692            --
    Separate Account Charges 2.10% ............................           82,940        --      1.495          123,963            --
    Separate Account Charges 2.15% ............................           52,022        --      1.355           70,512            --
  Equity and Income Portfolio - Class II
    Separate Account Charges 1.40% ............................               --        --      1.161               --            --
    Separate Account Charges 1.50% ............................          358,530        --      1.161          416,129            --
    Separate Account Charges 1.60% ............................          126,584        --      1.160          146,821            --
    Separate Account Charges 1.70% ............................          173,186        --      1.159          200,739            --
    Separate Account Charges 1.75% ............................           17,679        --      1.098           19,416            --
    Separate Account Charges 1.80% ............................               --        --      1.158               --            --
    Separate Account Charges 1.90% ............................        1,380,846        --      1.158        1,598,406            --
    Separate Account Charges 2.00% ............................          964,132        --      1.157        1,115,275            --
    Separate Account Charges 2.10% ............................          522,610        --      1.156          604,139            --
    Separate Account Charges 2.15% ............................          584,332        --      1.096          640,309            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
The Universal Institutional Funds, Inc. (continued)
  Equity Growth Portfolio - Class I
    Separate Account Charges 1.40% ............................        5,388,525        --    $ 0.603  $     3,250,765     $      --
    Separate Account Charges 1.50% ............................        1,344,577        --      1.021        1,373,126            --
    Separate Account Charges 1.60% ............................        1,958,864        --      0.600        1,175,208            --
    Separate Account Charges 1.70% ............................          582,510        --      1.017          592,182            --
    Separate Account Charges 1.75% ............................            6,653        --      1.117            7,431            --
    Separate Account Charges 1.80% ............................               --        --      1.262               --            --
    Separate Account Charges 1.90% ............................          535,658        --      1.261          675,459            --
    Separate Account Charges 2.00% ............................          220,041        --      1.260          277,232            --
    Separate Account Charges 2.10% ............................          549,080        --      1.259          691,197            --
    Separate Account Charges 2.15% ............................          141,745        --      1.114          157,970            --
  Global Franchise Portfolio - Class II
    Separate Account Charges 1.40% ............................               --        --      1.224               --            --
    Separate Account Charges 1.50% ............................          384,483        --      1.223          470,397            --
    Separate Account Charges 1.60% ............................           14,282        --      1.223           17,462            --
    Separate Account Charges 1.70% ............................           59,871        --      1.222           73,152            --
    Separate Account Charges 1.75% ............................           15,669        --      1.163           18,226            --
    Separate Account Charges 1.80% ............................               --        --      1.221               --            --
    Separate Account Charges 1.90% ............................        1,051,490        --      1.220        1,283,020            --
    Separate Account Charges 2.00% ............................          647,133        --      1.219          789,099            --
    Separate Account Charges 2.10% ............................          367,366        --      1.219          447,660            --
    Separate Account Charges 2.15% ............................          309,753        --      1.161          359,497            --
  Global Value Equity Portfolio - Class I
    Separate Account Charges 1.40% ............................        8,860,358        --      1.068        9,464,989            --
    Separate Account Charges 1.50% ............................        1,644,031     6,165      1.146        1,883,683         7,064
    Separate Account Charges 1.60% ............................        1,309,084        --      1.062        1,390,685            --
    Separate Account Charges 1.70% ............................          858,561        --      1.141          979,253            --
    Separate Account Charges 1.75% ............................               --        --      1.198               --            --
    Separate Account Charges 1.80% ............................               --        --      1.358               --            --
    Separate Account Charges 1.90% ............................          856,031        --      1.357        1,161,581            --
    Separate Account Charges 2.00% ............................          193,968        --      1.356          262,972            --
    Separate Account Charges 2.10% ............................          218,929        --      1.355          296,559            --
    Separate Account Charges 2.15% ............................           94,465        --      1.195          112,909            --
  Mid Cap Growth Portfolio - Class I
    Separate Account Charges 1.40% ............................        7,412,502        --      0.569        4,220,660            --
    Separate Account Charges 1.50% ............................        1,647,317        --      1.119        1,843,238            --
    Separate Account Charges 1.60% ............................        1,581,703        --      0.566          895,640            --
    Separate Account Charges 1.70% ............................          879,434        --      1.114          979,562            --
    Separate Account Charges 1.75% ............................               --        --      1.200               --            --
    Separate Account Charges 1.80% ............................               --        --      1.419               --            --
    Separate Account Charges 1.90% ............................          585,116        --      1.418          829,825            --
    Separate Account Charges 2.00% ............................           78,895        --      1.417          111,794            --
    Separate Account Charges 2.10% ............................          152,748        --      1.416          216,255            --
    Separate Account Charges 2.15% ............................          112,540        --      1.197          134,761            --
  Small Company Growth Portfolio - Class II
    Separate Account Charges 1.40% ............................               --        --      1.361               --            --
    Separate Account Charges 1.50% ............................           43,630        --      1.360           59,350            --
    Separate Account Charges 1.60% ............................            8,563        --      1.359           11,640            --
    Separate Account Charges 1.70% ............................            3,056        --      1.358            4,152            --
    Separate Account Charges 1.75% ............................           19,810        --      1.230           24,373            --
    Separate Account Charges 1.80% ............................               --        --      1.358               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
The Universal Institutional Funds, Inc. (continued)
  Small Company Growth Portfolio - Class II (continued)
    Separate Account Charges 1.90% ............................          300,999        --    $ 1.357  $       408,355     $      --
    Separate Account Charges 2.00% ............................          286,572        --      1.356          388,522            --
    Separate Account Charges 2.10% ............................          126,142        --      1.355          170,903            --
    Separate Account Charges 2.15% ............................           85,900        --      1.228          105,448            --
  Technology Portfolio - Class I
    Separate Account Charges 1.40% ............................        9,251,976        --      0.242        2,238,282            --
    Separate Account Charges 1.50% ............................          410,064        --      0.988          405,220            --
    Separate Account Charges 1.60% ............................        2,192,864        --      0.241          527,585            --
    Separate Account Charges 1.70% ............................          187,988        --      0.984          184,923            --
    Separate Account Charges 1.75% ............................               --        --      1.189               --            --
    Separate Account Charges 1.80% ............................               --        --      1.415               --            --
    Separate Account Charges 1.90% ............................          381,886        --      1.414          539,862            --
    Separate Account Charges 2.00% ............................               --        --      1.412               --            --
    Separate Account Charges 2.10% ............................          131,242        --      1.411          185,213            --
    Separate Account Charges 2.15% ............................               --        --      1.186               --            --
  U.S. Mid Cap Core Portfolio - Class I
    Separate Account Charges 1.40% ............................       10,712,032        --      1.275       13,662,011            --
    Separate Account Charges 1.50% ............................        3,176,281        --      1.201        3,813,258            --
    Separate Account Charges 1.60% ............................        2,146,023        --      1.268        2,721,870            --
    Separate Account Charges 1.70% ............................        1,391,760        --      1.195        1,663,309            --
    Separate Account Charges 1.75% ............................          131,573        --      1.211          159,291            --
    Separate Account Charges 1.80% ............................               --        --      1.457               --            --
    Separate Account Charges 1.90% ............................          746,274        --      1.456        1,086,583            --
    Separate Account Charges 2.00% ............................          358,028        --      1.455          520,843            --
    Separate Account Charges 2.10% ............................          289,610        --      1.453          420,945            --
    Separate Account Charges 2.15% ............................          190,866        --      1.208          230,557            --
  U.S. Real Estate Portfolio - Class I
    Separate Account Charges 1.40% ............................        3,061,310        --      1.571        4,808,243            --
    Separate Account Charges 1.50% ............................        1,814,704     4,731      1.461        2,650,866         6,911
    Separate Account Charges 1.60% ............................          950,009        --      1.562        1,483,862            --
    Separate Account Charges 1.70% ............................          782,992        --      1.454        1,138,600            --
    Separate Account Charges 1.75% ............................           73,802        --      1.185           87,452            --
    Separate Account Charges 1.80% ............................               --        --      1.400               --            --
    Separate Account Charges 1.90% ............................          918,641        --      1.398        1,284,673            --
    Separate Account Charges 2.00% ............................          172,227        --      1.397          240,643            --
    Separate Account Charges 2.10% ............................          368,027        --      1.396          513,775            --
    Separate Account Charges 2.15% ............................          110,301        --      1.182          130,409            --
  Core Plus Fixed Income Portfolio - Class II
    Separate Account Charges 1.40% ............................               --        --      1.012               --            --
    Separate Account Charges 1.50% ............................          575,582        --      1.011          582,154            --
    Separate Account Charges 1.60% ............................           71,751        --      1.011           72,521            --
    Separate Account Charges 1.70% ............................          171,717        --      1.010          173,445            --
    Separate Account Charges 1.75% ............................               --        --      1.002               --            --
    Separate Account Charges 1.80% ............................               --        --      1.009               --            --
    Separate Account Charges 1.90% ............................          968,850        --      1.009          977,294            --
    Separate Account Charges 2.00% ............................          463,200        --      1.008          466,923            --
    Separate Account Charges 2.10% ............................          251,073        --      1.007          252,922            --
    Separate Account Charges 2.15% ............................          113,365        --      1.000          113,328            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
The Universal Institutional Funds, Inc. (continued)
  Value Portfolio - Class I
    Separate Account Charges 1.40% ............................       11,279,463        --    $ 1.075  $    12,121,614     $      --
    Separate Account Charges 1.50% ............................        2,505,634        --      1.170        2,932,224            --
    Separate Account Charges 1.60% ............................        1,993,563        --      1.069        2,130,567            --
    Separate Account Charges 1.70% ............................          899,777        --      1.165        1,048,183            --
    Separate Account Charges 1.75% ............................           62,790        --      1.175           73,762            --
    Separate Account Charges 1.80% ............................               --        --      1.379               --            --
    Separate Account Charges 1.90% ............................          425,104        --      1.378          585,749            --
    Separate Account Charges 2.00% ............................          162,458        --      1.377          223,656            --
    Separate Account Charges 2.10% ............................          124,186        --      1.376          170,819            --
    Separate Account Charges 2.15% ............................          151,383        --      1.172          177,438            --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% ............................        3,054,095        --      0.563        1,719,552            --
    Separate Account Charges 1.50% ............................               --        --      1.153               --            --
    Separate Account Charges 1.60% ............................           90,841        --      0.560           50,864            --
    Separate Account Charges 1.70% ............................               --        --      1.148               --            --
    Separate Account Charges 1.75% ............................           22,654        --      1.157           26,211            --
    Separate Account Charges 1.80% ............................           51,264        --      1.303           66,812            --
    Separate Account Charges 1.90% ............................               --        --      1.302               --            --
    Separate Account Charges 2.00% ............................          124,561        --      1.301          162,058            --
    Separate Account Charges 2.10% ............................               --        --      1.300               --            --
    Separate Account Charges 2.15% ............................          118,309        --      1.154          136,576            --
  MFS Total Return Portfolio
    Separate Account Charges 1.40% ............................       53,066,377    28,504      1.606       85,209,473        45,770
    Separate Account Charges 1.50% ............................               --        --      1.159               --            --
    Separate Account Charges 1.60% ............................        1,004,603        --      1.597        1,604,192            --
    Separate Account Charges 1.70% ............................               --        --      1.154               --            --
    Separate Account Charges 1.75% ............................            9,649        --      1.070           10,321            --
    Separate Account Charges 1.80% ............................          602,454        --      1.175          708,150            --
    Separate Account Charges 1.90% ............................               --        --      1.174               --            --
    Separate Account Charges 2.00% ............................          915,961        --      1.173        1,074,803            --
    Separate Account Charges 2.10% ............................               --        --      1.172               --            --
    Separate Account Charges 2.15% ............................          273,658        --      1.067          292,070            --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% ............................        3,908,585        --      1.316        5,142,834            --
    Separate Account Charges 1.50% ............................               --        --      1.260               --            --
    Separate Account Charges 1.60% ............................               --        --      1.309               --            --
    Separate Account Charges 1.70% ............................               --        --      1.254               --            --
    Separate Account Charges 1.75% ............................               --        --      1.061               --            --
    Separate Account Charges 1.80% ............................               --        --      1.159               --            --
    Separate Account Charges 1.90% ............................               --        --      1.158               --            --
    Separate Account Charges 2.00% ............................               --        --      1.157               --            --
    Separate Account Charges 2.10% ............................               --        --      1.156               --            --
    Separate Account Charges 2.15% ............................               --        --      1.058               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% ............................          140,446        --    $ 0.999  $       140,345     $      --
    Separate Account Charges 1.50% ............................               --        --      0.999               --            --
    Separate Account Charges 1.60% ............................               --        --      0.999               --            --
    Separate Account Charges 1.70% ............................               --        --      0.998               --            --
    Separate Account Charges 1.75% ............................               --        --      0.998               --            --
    Separate Account Charges 1.80% ............................               --        --      0.998               --            --
    Separate Account Charges 1.90% ............................               --        --      0.998               --            --
    Separate Account Charges 2.00% ............................               --        --      0.998               --            --
    Separate Account Charges 2.10% ............................               --        --      0.997               --            --
    Separate Account Charges 2.15% ............................               --        --      0.997               --            --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% ............................       16,612,602        --      0.833       13,830,542            --
    Separate Account Charges 1.50% ............................               --        --      1.068               --            --
    Separate Account Charges 1.60% ............................        1,190,396        --      0.828          985,776            --
    Separate Account Charges 1.70% ............................               --        --      1.063               --            --
    Separate Account Charges 1.75% ............................               --        --      1.110               --            --
    Separate Account Charges 1.80% ............................               --        --      1.350               --            --
    Separate Account Charges 1.90% ............................               --        --      1.349               --            --
    Separate Account Charges 2.00% ............................               --        --      1.347               --            --
    Separate Account Charges 2.10% ............................               --        --      1.346               --            --
    Separate Account Charges 2.15% ............................               --        --      1.107               --            --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% ............................        5,913,451        --      0.980        5,793,779            --
    Separate Account Charges 1.50% ............................               --        --      1.274               --            --
    Separate Account Charges 1.60% ............................           65,037        --      0.975           63,381            --
    Separate Account Charges 1.70% ............................               --        --      1.268               --            --
    Separate Account Charges 1.75% ............................               --        --      1.196               --            --
    Separate Account Charges 1.80% ............................               --        --      1.462               --            --
    Separate Account Charges 1.90% ............................               --        --      1.461               --            --
    Separate Account Charges 2.00% ............................               --        --      1.459               --            --
    Separate Account Charges 2.10% ............................               --        --      1.458               --            --
    Separate Account Charges 2.15% ............................               --        --      1.193               --            --
  Strategic Equity Portfolio
    Separate Account Charges 1.40% ............................       34,083,675        --      1.291       44,006,732            --
    Separate Account Charges 1.50% ............................               --        --      0.982               --            --
    Separate Account Charges 1.60% ............................          176,024        --      1.284          226,007            --
    Separate Account Charges 1.70% ............................               --        --      0.977               --            --
    Separate Account Charges 1.75% ............................               --        --      1.152               --            --
    Separate Account Charges 1.80% ............................           27,414        --      1.318           36,131            --
    Separate Account Charges 1.90% ............................               --        --      1.317               --            --
    Separate Account Charges 2.00% ............................               --        --      1.316               --            --
    Separate Account Charges 2.10% ............................               --        --      1.315               --            --
    Separate Account Charges 2.15% ............................               --        --      1.149               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Van Kampen Life Investment Trust
  Comstock Portfolio - Class I Shares
    Separate Account Charges 1.40% ............................        3,293,740        --    $ 1.160  $     3,820,627     $      --
    Separate Account Charges 1.50% ............................               --        --      1.126               --            --
    Separate Account Charges 1.60% ............................               --        --      1.154               --            --
    Separate Account Charges 1.70% ............................               --        --      1.121               --            --
    Separate Account Charges 1.75% ............................               --        --      1.154               --            --
    Separate Account Charges 1.80% ............................               --        --      1.337               --            --
    Separate Account Charges 1.90% ............................               --        --      1.336               --            --
    Separate Account Charges 2.00% ............................               --        --      1.334               --            --
    Separate Account Charges 2.10% ............................               --        --      1.333               --            --
    Separate Account Charges 2.15% ............................               --        --      1.151               --            --
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% ............................       13,579,575        --      1.049       14,246,991            --
    Separate Account Charges 1.50% ............................       11,084,246    24,913      1.120       12,409,753        27,892
    Separate Account Charges 1.60% ............................        7,388,884        --      1.043        7,709,116            --
    Separate Account Charges 1.70% ............................        6,039,001        --      1.115        6,730,610            --
    Separate Account Charges 1.75% ............................           58,665        --      1.153           67,651            --
    Separate Account Charges 1.80% ............................          142,313        --      1.333          189,721            --
    Separate Account Charges 1.90% ............................        4,440,246        --      1.332        5,914,280            --
    Separate Account Charges 2.00% ............................        1,782,886        --      1.331        2,372,714            --
    Separate Account Charges 2.10% ............................        1,277,170        --      1.330        1,698,210            --
    Separate Account Charges 2.15% ............................          843,743        --      1.151          970,794            --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% ............................        7,290,958        --      1.214        8,849,889            --
    Separate Account Charges 1.50% ............................               --        --      0.947               --            --
    Separate Account Charges 1.60% ............................               --        --      1.207               --            --
    Separate Account Charges 1.70% ............................               --        --      0.943               --            --
    Separate Account Charges 1.75% ............................               --        --      1.113               --            --
    Separate Account Charges 1.80% ............................               --        --      1.259               --            --
    Separate Account Charges 1.90% ............................               --        --      1.258               --            --
    Separate Account Charges 2.00% ............................               --        --      1.257               --            --
    Separate Account Charges 2.10% ............................               --        --      1.256               --            --
    Separate Account Charges 2.15% ............................               --        --      1.111               --            --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.40% ............................        5,527,661        --      0.553        3,055,329            --
    Separate Account Charges 1.50% ............................        1,565,309        --      0.942        1,474,627            --
    Separate Account Charges 1.60% ............................        3,887,086        --      0.550        2,136,581            --
    Separate Account Charges 1.70% ............................        1,128,402        --      0.938        1,058,217            --
    Separate Account Charges 1.75% ............................           37,889        --      1.112           42,132            --
    Separate Account Charges 1.80% ............................               --        --      1.256               --            --
    Separate Account Charges 1.90% ............................        1,003,054        --      1.255        1,258,787            --
    Separate Account Charges 2.00% ............................          778,759        --      1.254          976,462            --
    Separate Account Charges 2.10% ............................          435,769        --      1.253          545,920            --
    Separate Account Charges 2.15% ............................          315,103        --      1.110          349,609            --
  Enterprise Portfolio - Class I Shares
    Separate Account Charges 1.40% ............................        9,561,484        --      0.768        7,343,008            --
    Separate Account Charges 1.50% ............................               --        --      1.028               --            --
    Separate Account Charges 1.60% ............................               --        --      0.764               --            --
    Separate Account Charges 1.70% ............................               --        --      1.023               --            --
    Separate Account Charges 1.75% ............................               --        --      1.128               --            --
    Separate Account Charges 1.80% ............................               --        --      1.273               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class I Shares (continued)
    Separate Account Charges 1.90% ............................               --        --    $ 1.272  $            --     $      --
    Separate Account Charges 2.00% ............................               --        --      1.271               --            --
    Separate Account Charges 2.10% ............................               --        --      1.270               --            --
    Separate Account Charges 2.15% ............................               --        --      1.125               --            --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% ............................        2,465,279        --      0.672        1,656,019            --
    Separate Account Charges 1.50% ............................          817,286    26,413      1.022          834,894        26,982
    Separate Account Charges 1.60% ............................        1,356,878        --      0.668          906,433            --
    Separate Account Charges 1.70% ............................          292,653        --      1.017          297,606            --
    Separate Account Charges 1.75% ............................               --        --      1.127               --            --
    Separate Account Charges 1.80% ............................           94,182        --      1.270          119,634            --
    Separate Account Charges 1.90% ............................          436,887        --      1.269          554,478            --
    Separate Account Charges 2.00% ............................           51,686        --      1.268           65,540            --
    Separate Account Charges 2.10% ............................          176,857        --      1.267          224,068            --
    Separate Account Charges 2.15% ............................           59,460        --      1.124           66,850            --
  Government Portfolio - Class I Shares
    Separate Account Charges 1.40% ............................        6,354,516        --      1.271        8,074,449            --
    Separate Account Charges 1.50% ............................               --        --      1.081               --            --
    Separate Account Charges 1.60% ............................               --        --      1.264               --            --
    Separate Account Charges 1.70% ............................               --        --      1.077               --            --
    Separate Account Charges 1.75% ............................               --        --      0.982               --            --
    Separate Account Charges 1.80% ............................               --        --      0.999               --            --
    Separate Account Charges 1.90% ............................               --        --      0.998               --            --
    Separate Account Charges 2.00% ............................               --        --      0.997               --            --
    Separate Account Charges 2.10% ............................               --        --      0.996               --            --
    Separate Account Charges 2.15% ............................               --        --      0.980               --            --
  Government Portfolio - Class II Shares
    Separate Account Charges 1.40% ............................        8,740,677        --      1.139        9,952,168            --
    Separate Account Charges 1.50% ............................       10,257,623        --      1.075       11,024,614            --
    Separate Account Charges 1.60% ............................        3,821,441        --      1.132        4,327,028            --
    Separate Account Charges 1.70% ............................        2,496,202        --      1.070        2,670,716            --
    Separate Account Charges 1.75% ............................           13,690        --      0.981           13,430            --
    Separate Account Charges 1.80% ............................               --        --      0.996               --            --
    Separate Account Charges 1.90% ............................        2,142,715        --      0.995        2,132,577            --
    Separate Account Charges 2.00% ............................          389,960        --      0.994          387,778            --
    Separate Account Charges 2.10% ............................        1,057,056        --      0.994        1,050,233            --
    Separate Account Charges 2.15% ............................          130,237        --      0.979          127,473            --
  Growth and Income Portfolio - Class I Shares
    Separate Account Charges 1.40% ............................       10,288,883        --      1.335       13,731,624            --
    Separate Account Charges 1.50% ............................               --        --      1.186               --            --
    Separate Account Charges 1.60% ............................               --        --      1.327               --            --
    Separate Account Charges 1.70% ............................               --        --      1.181               --            --
    Separate Account Charges 1.75% ............................               --        --      1.149               --            --
    Separate Account Charges 1.80% ............................               --        --      1.316               --            --
    Separate Account Charges 1.90% ............................               --        --      1.315               --            --
    Separate Account Charges 2.00% ............................               --        --      1.314               --            --
    Separate Account Charges 2.10% ............................               --        --      1.313               --            --
    Separate Account Charges 2.15% ............................               --        --      1.147               --            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Van Kampen Life Investment Trust (continued)
  Growth and Income Portfolio - Class II Shares
    Separate Account Charges 1.40% ............................        8,572,807        --    $ 1.016  $     8,709,166     $      --
    Separate Account Charges 1.50% ............................        7,481,057        --      1.179        8,821,555            --
    Separate Account Charges 1.60% ............................        5,580,363        --      1.010        5,637,723            --
    Separate Account Charges 1.70% ............................        2,729,498        --      1.174        3,204,015            --
    Separate Account Charges 1.75% ............................          259,400        --      1.148          297,789            --
    Separate Account Charges 1.80% ............................               --        --      1.313               --            --
    Separate Account Charges 1.90% ............................        3,176,548        --      1.312        4,166,415            --
    Separate Account Charges 2.00% ............................          757,478        --      1.310          992,651            --
    Separate Account Charges 2.10% ............................        1,359,723        --      1.309        1,780,345            --
    Separate Account Charges 2.15% ............................          467,784        --      1.145          535,807            --
  Money Market Portfolio - Class I Shares
    Separate Account Charges 1.40% ............................        5,728,263        --      1.115        6,389,330            --
    Separate Account Charges 1.50% ............................               --        --      0.989               --            --
    Separate Account Charges 1.60% ............................               --        --      1.109               --            --
    Separate Account Charges 1.70% ............................               --        --      0.985               --            --
    Separate Account Charges 1.75% ............................               --        --      0.993               --            --
    Separate Account Charges 1.80% ............................               --        --      0.989               --            --
    Separate Account Charges 1.90% ............................               --        --      0.988               --            --
    Separate Account Charges 2.00% ............................               --        --      0.987               --            --
    Separate Account Charges 2.10% ............................               --        --      0.987               --            --
    Separate Account Charges 2.15% ............................               --        --      0.991               --            --
  Money Market Portfolio - Class II Shares
    Separate Account Charges 1.40% ............................        5,944,610        --      1.006        5,982,739            --
    Separate Account Charges 1.50% ............................        4,314,778        --      0.984        4,244,697            --
    Separate Account Charges 1.60% ............................        3,295,551        --      1.001        3,298,339            --
    Separate Account Charges 1.70% ............................        1,003,147        --      0.979          982,405            --
    Separate Account Charges 1.75% ............................           79,854        --      0.991           79,174            --
    Separate Account Charges 1.80% ............................               --        --      0.987               --            --
    Separate Account Charges 1.90% ............................        1,712,557        --      0.986        1,688,852            --
    Separate Account Charges 2.00% ............................        1,196,526        --      0.985        1,178,935            --
    Separate Account Charges 2.10% ............................          978,757        --      0.984          963,537            --
    Separate Account Charges 2.15% ............................           68,750        --      0.989           68,011            --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% ............................       12,297,582        --      0.897       11,033,211            --
    Separate Account Charges 1.50% ............................        2,261,926        --      1.259        2,848,445            --
    Separate Account Charges 1.60% ............................        2,833,495        --      0.892        2,528,098            --
    Separate Account Charges 1.70% ............................          694,252        --      1.254          870,309            --
    Separate Account Charges 1.75% ............................           46,106        --      1.173           54,104            --
    Separate Account Charges 1.80% ............................          237,625        --      1.316          312,636            --
    Separate Account Charges 1.90% ............................        2,524,212        --      1.315        3,318,159            --
    Separate Account Charges 2.00% ............................        1,122,355        --      1.313        1,474,093            --
    Separate Account Charges 2.10% ............................          735,053        --      1.312          964,581            --
    Separate Account Charges 2.15% ............................          361,388        --      1.171          423,124            --

                                                                                           DECEMBER 31, 2003
                                                                     ---------------------------------------------------------------

                                                                     ACCUMULATION  ANNUITY      UNIT      ACCUMULATION     ANNUITY
                                                                         UNITS      UNITS      VALUE       NET ASSETS     NET ASSETS
                                                                     ------------  -------    -------    --------------  -----------
Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% ............................          784,129        --    $ 0.756  $       592,934     $      --
    Separate Account Charges 1.50% ............................               --        --      1.360               --            --
    Separate Account Charges 1.60% ............................               --        --      0.752               --            --
    Separate Account Charges 1.70% ............................               --        --      1.353               --            --
    Separate Account Charges 1.75% ............................               --        --      1.096               --            --
    Separate Account Charges 1.80% ............................          109,811        --      1.252          137,499            --
    Separate Account Charges 1.90% ............................               --        --      1.251               --            --
    Separate Account Charges 2.00% ............................               --        --      1.250               --            --
    Separate Account Charges 2.10% ............................               --        --      1.249               --            --
    Separate Account Charges 2.15% ............................               --        --      1.094               --            --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% ............................        5,739,048        --      1.209        6,937,348            --
    Separate Account Charges 1.50% ............................        1,475,893        --      1.358        2,003,882            --
    Separate Account Charges 1.60% ............................        1,033,765        --      1.202        1,242,684            --
    Separate Account Charges 1.70% ............................          358,122        --      1.352          484,039            --
    Separate Account Charges 1.75% ............................           21,678        --      1.260           27,313            --
    Separate Account Charges 1.80% ............................          171,217        --      1.415          242,261            --
    Separate Account Charges 1.90% ............................          993,130        --      1.414        1,404,003            --
    Separate Account Charges 2.00% ............................          543,271        --      1.412          767,367            --
    Separate Account Charges 2.10% ............................          254,232        --      1.411          358,789            --
    Separate Account Charges 2.15% ............................          118,100        --      1.257          148,460            --
                                                                                                       ---------------     ---------

Net Contract Owners' Equity ...................................                                        $ 1,228,594,213     $ 129,901
                                                                                                       ===============     =========

5. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   NO. OF          MARKET        COST OF       PROCEEDS
                                                                              SHARES          VALUE        PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (4.8%)
    Total (Cost $74,197,010)                                                  1,057,794   $ 58,612,378   $  1,296,134   $ 10,120,248
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (2.5%)
    Total (Cost $31,222,603)                                                 31,222,603     31,222,603    123,078,543    152,598,360
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.3%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $3,570,239)                                                     156,085      3,157,600        165,460        405,311
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.7%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $11,546,795)                                                    385,508      8,222,895        569,435      2,060,899
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (0.2%)
  Global Growth Fund - Class 2 Shares (Cost $82,353)                              5,977         91,145        128,547         47,047
  Growth Fund - Class 2 Shares (Cost $149,939)                                    3,599        163,759        161,166         11,748
  Growth-Income Fund - Class 2 Shares (Cost $2,353,827)                          76,597      2,564,474      2,371,185         18,402
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,586,119)                                                      86,173      2,819,378      2,660,898         77,197
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.3%)
  Emerging Markets Portfolio
    Total (Cost $2,910,984)                                                     388,183      4,126,388     11,312,585     11,912,884
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.7%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $6,207,182)                                                     539,952      8,174,878      1,788,865      1,002,729
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (2.7%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $10,959,272)        307,928     10,598,881      1,108,982      1,963,274
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $19,784,129)                                                          593,682     22,197,754      4,329,765      5,183,761
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $30,743,401)                                                    901,610     32,796,635      5,438,747      7,147,035
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.2%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,073,982)               82,684      1,231,160      1,041,685        148,364
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $6,046)                                                                   966          6,849        697,731        708,722
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,569,932)           162,989      1,823,852      2,944,490      1,864,826
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,649,960)                                                     246,639      3,061,861      4,683,906      2,721,912
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (8.3%)
  Appreciation Portfolio (Cost $31,502,126)                                   1,517,290     33,031,392      1,744,546      3,318,676
  Diversified Strategic Income Portfolio (Cost $25,412,744)                   2,495,851     22,837,041      1,903,918      3,971,683
  Equity Index Portfolio - Class II Shares (Cost $16,037,263)                   544,545     14,773,499      2,336,033      1,789,735
  Fundamental Value Portfolio (Cost $28,690,359)                              1,521,753     30,556,803      2,282,694      2,887,833
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $531,972)                                                              31,054        604,317        508,388         28,440
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $184,426)                                                              46,004        210,239        181,072         25,725
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $102,358,890)                                                 6,156,497    102,013,291      8,956,651     12,022,092
                                                                           ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                           ------------------------------------------------------
INVESTMENTS                                                                   NO. OF         MARKET       COST OF      PROCEEDS
                                                                              SHARES         VALUE       PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
JANUS ASPEN SERIES (3.8%)
  Balanced Portfolio - Service Shares (Cost $21,535,475)                        921,731  $ 21,955,635  $  5,408,747  $  2,780,794
  Capital Appreciation Portfolio - Service Shares (Cost $4,074,971)             199,996     4,135,925     1,099,690       332,467
  Global Life Sciences Portfolio - Service Shares (Cost $2,153,706)             279,513     1,925,846       208,619       496,670
  Global Technology Portfolio - Service Shares (Cost $3,151,620)                766,910     2,707,191       328,737       466,345
  Mid Cap Value Portfolio - Service Shares (Cost $1,685,465)                    160,151     2,178,049     1,894,520       246,281
  Strategic Value Portfolio - Service Shares (Cost $0)                               --            --        80,146     1,336,347
  Worldwide Growth Portfolio - Service Shares (Cost $12,541,281)                550,251    14,141,439     8,840,457     9,413,087
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $45,142,518)                                                  2,878,552    47,044,085    17,860,916    15,071,991
                                                                           ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $3,981)                                                             303         4,454         7,084         3,182
                                                                           ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.0%)
  Growth and Income Portfolio (Cost $198,791)                                     8,941       219,228       201,629         2,959
  Mid-Cap Value Portfolio (Cost $221,123)                                        14,256       242,923       228,198         7,497
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $419,914)                                                        23,197       462,151       429,827        10,456
                                                                           ------------  ------------  ------------  ------------

MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y) (0.2%)
  Dividend Growth Portfolio (Cost $169,607)                                      13,182       178,618       176,696         7,271
  Equity Portfolio (Cost $14,956)                                                   713        15,483        15,000            44
  S&P 500 Index Portfolio (Cost $1,759,424)                                     184,146     1,861,711     1,781,962        22,497
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,943,987)                                                     198,041     2,055,812     1,973,658        29,812
                                                                           ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (2.1%)
  Real Return Portfolio - Administrative Class (Cost $472,812)                   38,436       475,074     1,041,611       562,916
  Total Return Portfolio - Administrative Class (Cost $24,527,623)            2,421,481    25,086,544     7,032,121     9,174,260
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $25,000,435)                                                  2,459,917    25,561,618     8,073,732     9,737,176
                                                                           ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.5%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $321,522)              71,844       331,917        56,912        80,498
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,837,941)       164,418     2,112,765    42,992,967    43,589,103
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,478,529)            170,318     3,086,166       740,409       732,931
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $4,637,992)                                                     406,580     5,530,848    43,790,288    44,402,532
                                                                           ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (9.1%)
  All Cap Fund - Class I (Cost $30,316,947)                                   2,138,715    33,406,723     4,679,884     1,826,927
  High Yield Bond Fund - Class I (Cost $10,637,155)                           1,184,727    11,219,360     4,687,477     1,413,140
  Investors Fund - Class I (Cost $25,610,501)                                 2,104,088    26,700,881     2,878,255     3,589,496
  Large Cap Growth Fund - Class I (Cost $918,786)                                86,730     1,012,138     4,050,472     3,188,454
  Small Cap Growth Fund - Class I (Cost $9,666,216)                           1,034,997    12,668,358     5,895,918     1,983,550
  Strategic Bond Fund - Class I (Cost $25,946,198)                            2,467,033    26,865,987     9,758,105     1,637,657
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $103,095,803)                                                 9,016,290   111,873,447    31,950,111    13,639,224
                                                                           ------------  ------------  ------------  ------------

SCUDDER VARIABLE SERIES I (0.0%)
  Growth and Income Portfolio - Class B
    Total (Cost $241,000)                                                        30,383       257,347       243,663         2,712
                                                                           ------------  ------------  ------------  ------------

SCUDDER VARIABLE SERIES II (0.1%)
  Scudder International Select Equity Portfolio - Class B
    Total (Cost $581,360)                                                        62,494       634,316       588,131         7,152
                                                                           ------------  ------------  ------------  ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                    FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                        ------------------------------------------------------
INVESTMENTS                                                                NO. OF         MARKET       COST OF      PROCEEDS
                                                                           SHARES         VALUE       PURCHASES    FROM SALES
                                                                        ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (22.0%)
  Convertible Securities Portfolio (Cost $15,609,156)                      1,388,407  $ 16,480,395  $  2,102,362  $  3,407,333
  Disciplined Mid Cap Stock Portfolio (Cost $13,314,548)                     884,468    15,469,352     1,692,180     2,893,053
  Equity Income Portfolio (Cost $57,245,875)                               3,842,649    63,749,551     9,291,134     7,102,766
  Federated High Yield Portfolio (Cost $25,649,364)                        2,833,522    23,829,919    14,573,385    13,339,393
  Federated Stock Portfolio (Cost $14,653,310)                               973,724    14,790,869       685,296     2,801,890
  Large Cap Portfolio (Cost $48,668,865)                                   2,948,511    38,861,379     4,250,025     4,816,980
  Lazard International Stock Portfolio (Cost $19,070,762)                  2,302,296    23,045,981    70,700,195    74,362,254
  Merrill Lynch Large Cap Core Portfolio (Cost $1,471,471)                   132,857     1,042,924        35,272       233,840
  MFS Emerging Growth Portfolio (Cost $36,931,363)                         2,225,222    20,805,826       441,315     3,295,694
  MFS Mid Cap Growth Portfolio (Cost $23,737,635)                          1,872,488    12,882,720       979,441     1,474,966
  Pioneer Fund Portfolio (Cost $13,768)                                        1,431        15,628        14,955         1,196
  Travelers Quality Bond Portfolio (Cost $39,567,492)                      3,540,066    39,684,145    19,632,205    24,555,603
                                                                        ------------  ------------  ------------  ------------
    Total (Cost $295,933,609)                                             22,945,641   270,658,689   124,397,765   138,284,968
                                                                        ------------  ------------  ------------  ------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (9.0%)
  Active International Allocation Portfolio - Class I (Cost $0)                   --            --     1,329,229     5,219,706
  Emerging Markets Equity Portfolio - Class I (Cost $5,058,739)              594,456     5,373,883     1,755,589       509,769
  Equity and Income Portfolio - Class II (Cost $4,422,419)                   407,428     4,742,458     4,647,602       227,233
  Equity Growth Portfolio - Class I (Cost $8,791,183)                        641,811     8,202,346     2,311,576       639,724
  Global Franchise Portfolio - Class II (Cost $3,078,913)                    280,339     3,459,387     3,198,559       119,467
  Global Value Equity Portfolio - Class I (Cost $14,803,425)               1,226,390    15,562,883     3,861,517       669,848
  Mid Cap Growth Portfolio - Class I (Cost $9,810,887)                     1,083,765     9,233,681     1,984,184       417,402
  Small Company Growth Portfolio - Class II (Cost $1,089,732)                 87,541     1,173,051     1,117,120        30,139
  Technology Portfolio - Class I (Cost $7,354,527)                         1,118,341     4,081,945     1,046,502       692,227
  U.S. Mid Cap Core Portfolio - Class I (Cost $22,950,571)                 1,637,470    24,283,676     2,791,721     1,634,696
  U.S. Real Estate Portfolio - Class I (Cost $9,841,963)                     792,561    12,348,098     3,683,284       987,203
  UIF Core Plus Fixed Income Portfolio - Class II (Cost $2,601,134)          229,102     2,639,251     2,604,184         3,059
  Value Portfolio - Class I (Cost $17,692,053)                             1,477,082    19,467,945     2,535,873     1,234,456
                                                                        ------------  ------------  ------------  ------------
    Total (Cost $107,495,546)                                              9,576,286   110,568,604    32,866,940    12,384,929
                                                                        ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (13.1%)
  AIM Capital Appreciation Portfolio (Cost $2,366,475)                       214,962     2,162,516       556,628       160,354
  MFS Total Return Portfolio (Cost $88,628,621)                            5,484,707    88,961,944     6,858,866     9,341,616
  Pioneer Strategic Income Portfolio (Cost $5,932,346)                       568,378     5,143,817       706,137     1,135,592
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $140,791)        14,037       140,372       140,791            --
  Smith Barney Aggressive Growth Portfolio (Cost $14,080,740)              1,218,681    14,819,162     2,894,044     1,054,315
  Smith Barney Large Capitalization Growth Portfolio (Cost $5,164,493)       407,687     5,858,458     4,736,814     2,164,376
  Strategic Equity Portfolio (Cost $68,184,890)                            2,745,029    44,277,313     1,202,258     8,008,352
                                                                        ------------  ------------  ------------  ------------
    Total (Cost $184,498,356)                                             10,653,481   161,363,582    17,095,538    21,864,605
                                                                        ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (16.3%)
  Comstock Portfolio - Class I Shares (Cost $3,424,395)                      324,393     3,821,353       589,091       431,385
  Comstock Portfolio - Class II Shares (Cost $46,965,253)                  4,455,249    52,349,173    15,410,072     2,000,036
  Emerging Growth Portfolio - Class I Shares (Cost $14,281,364)              364,112     8,851,575       436,597     1,455,664
  Emerging Growth Portfolio - Class II Shares (Cost $11,662,137)             450,418    10,900,105     3,728,029       508,550
  Enterprise Portfolio - Class I Shares (Cost $12,216,721)                   559,787     7,344,404       180,684     1,171,028
  Enterprise Portfolio - Class II Shares (Cost $4,803,367)                   362,312     4,753,534     1,490,993       434,805
  Government Portfolio - Class I Shares (Cost $7,842,657)                    845,655     8,076,001     1,096,795     2,961,135
  Government Portfolio - Class II Shares (Cost $31,264,740)                3,318,618    31,692,799     9,946,330     8,288,713
  Growth and Income Portfolio - Class I Shares (Cost $12,511,814)            805,055    13,734,232       569,304     1,419,701
  Growth and Income Portfolio - Class II Shares (Cost $30,274,805)         2,005,458    34,152,954    11,900,122     1,100,455
  Money Market Portfolio - Class I Shares (Cost $6,390,556)                6,390,556     6,390,556     1,835,069     3,482,406

5. STATEMENT OF INVESTMENTS (CONTINUED)                               FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                               --------------------------------------------------------------
INVESTMENTS                                                        NO. OF          MARKET          COST OF        PROCEEDS
                                                                   SHARES          VALUE          PURCHASES      FROM SALES
                                                               --------------  --------------  --------------  --------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Money Market Portfolio - Class II Shares (Cost $18,490,784)      18,490,784  $   18,490,784  $   13,123,128  $   13,621,947
                                                               --------------  --------------  --------------  --------------
    Total (Cost $200,128,593)                                      38,372,397     200,557,470      60,306,214      36,875,825
                                                               --------------  --------------  --------------  --------------

VARIABLE INSURANCE PRODUCTS FUND II (1.9%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $21,216,598)                                        1,039,334      23,831,923       9,834,482         992,265
                                                               --------------  --------------  --------------  --------------

VARIABLE INSURANCE PRODUCTS FUND III (1.2%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $649,311)                                                   104,071         730,580       1,393,025       1,488,181
  Mid Cap Portfolio - Service Class 2 (Cost $10,916,469)              568,170      13,619,044       5,816,198       1,290,070
                                                               --------------  --------------  --------------  --------------
    Total (Cost $11,565,780)                                          672,241      14,349,624       7,209,223       2,778,251
                                                               --------------  --------------  --------------  --------------

TOTAL INVESTMENTS (100%)
  (COST $1,269,898,655)                                                        $1,228,961,877  $  516,578,796  $  496,153,747
                                                                               ==============  ==============  ==============

6. FINANCIAL HIGHLIGHTS

                                                                                           INVEST-      EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)      RATIO(2)    TOTAL RETURN(3)
                                                ENDED   UNITS       LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------  ------    -------------  -------  ---------   -----------  -----------------
CAPITAL APPRECIATION FUND                         2003  37,060    1.270 - 1.583   58,601     0.05     1.40 - 1.80      22.97 - 23.66
                                                  2002  42,905    1.280 - 1.285   55,125     1.50     1.40 - 1.60  (26.31) - (26.11)
                                                  2001  53,755    1.737 - 1.739   93,500     0.45     1.40 - 1.60  (27.15) - (10.88)

MONEY MARKET PORTFOLIO                            2003  26,495    0.991 - 1.179   31,225     0.80     1.40 - 1.80    (0.76) - (0.67)
                                                  2002  51,201    1.182 - 1.187   60,754     1.38     1.40 - 1.60      (0.25) - 0.00
                                                  2001  58,617    1.185 - 1.187   69,573     3.45     1.40 - 1.60        1.28 - 2.33
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I         2003   4,900    0.637 - 1.267    3,157     0.30     1.40 - 1.80      20.32 - 23.31
                                                  2002   5,307    0.517 - 0.519    2,754     0.37     1.40 - 1.60  (31.43) - (31.26)
                                                  2001   3,969    0.754 - 0.755    2,995     0.23     1.40 - 1.60   (13.71) - (1.57)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                           2003  15,454    0.528 - 1.255    8,221       --     1.40 - 2.00       4.95 - 21.79
                                                  2002  18,392    0.435 - 0.436    8,025       --     1.40 - 1.60  (31.92) - (31.88)
                                                  2001  19,307    0.639 - 0.640   12,355       --     1.40 - 1.60   (18.58) - (5.05)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares             2003      70            1.296       91     0.23            1.40              28.19

  Growth Fund - Class 2 Shares                    2003     131            1.248      164     0.20            1.40              23.93

  Growth-Income Fund - Class 2 Shares             2003   2,047    1.250 - 1.253    2,564     1.90     1.40 - 1.80      21.10 - 24.18
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                      2003   4,252    0.964 - 1.448    4,126       --     1.40 - 1.80      40.52 - 48.36
                                                  2002   4,810    0.686 - 0.688    3,311     0.17     1.40 - 1.60  (12.94) - (12.80)
                                                  2001   4,645    0.788 - 0.789    3,666       --     1.40 - 1.60   (10.95) - (1.75)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class       2003   5,006    1.367 - 1.639    8,173     2.52     1.40 - 2.00      22.60 - 32.18
                                                  2002   4,517    1.235 - 1.240    5,600     2.02     1.40 - 1.60        2.83 - 3.08
                                                  2001   2,917    1.201 - 1.203    3,509     1.79     1.40 - 1.60       7.31 - 10.39
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                2003  10,056    1.045 - 1.246   10,597     1.38     1.40 - 2.00      19.29 - 21.21
                                                  2002  10,983    0.876 - 0.880    9,660     1.05     1.40 - 1.60  (18.05) - (17.83)
                                                  2001  11,973    1.069 - 1.071   12,823     0.86     1.40 - 1.60   (10.60) - (2.73)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                    2003  19,563    1.127 - 1.352   22,193     0.03     1.40 - 2.00      29.69 - 32.61
                                                  2002  20,248    0.869 - 0.872   17,664     0.05     1.40 - 1.60  (20.42) - (20.29)
                                                  2001  19,162    1.092 - 1.094   20,962     0.47     1.40 - 1.60    (7.45) - (3.36)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -
    Class 2 Shares                                2003   1,112    1.039 - 1.268    1,231     0.98     1.40 - 2.00      17.99 - 26.42
                                                  2002     202            0.845      170     0.15            1.40            (14.99)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares              2003       5            1.448        7       --            1.40              44.80
  Templeton Growth Securities Fund -
    Class 2 Shares                                2003   1,688    1.028 - 1.351    1,823     1.31     1.40 - 2.00      11.49 - 39.13
                                                  2002     519    0.791 - 0.792      411     0.58     1.40 - 1.60  (22.43) - (19.29)

                                                                                           INVEST-      EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)      RATIO(2)    TOTAL RETURN(3)
                                                ENDED   UNITS       LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------  ------    -------------  -------  ---------   -----------  -----------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2003  24,850    1.322 - 1.329   33,025     0.65     1.40 - 1.60      22.63 - 22.83
                                                  2002  25,978    1.078 - 1.082   28,106     1.46     1.40 - 1.60  (18.83) - (18.65)
                                                  2001  26,892    1.328 - 1.330   35,778     1.10     1.40 - 1.60      (5.34) - 0.30

  Diversified Strategic Income Portfolio          2003  17,617    1.289 - 1.296   22,833     5.66     1.40 - 1.60       9.98 - 10.20
                                                  2002  20,089    1.172 - 1.176   23,630     8.88     1.40 - 1.60        3.17 - 3.34
                                                  2001  24,194    1.136 - 1.138   27,526     8.69     1.40 - 1.60      (0.70) - 1.79

  Equity Index Portfolio - Class II Shares        2003  17,925    0.813 - 1.298   14,771     1.05     1.40 - 1.80      25.66 - 32.31
                                                  2002  17,228    0.647 - 0.649   11,183     1.81     1.40 - 1.60  (23.61) - (23.47)
                                                  2001  16,528    0.847 - 0.848   14,017     0.69     1.40 - 1.60   (13.65) - (3.31)

  Fundamental Value Portfolio                     2003  22,643    1.342 - 1.350   30,551     0.62     1.40 - 1.60      36.38 - 36.78
                                                  2002  23,088    0.984 - 0.987   22,787     1.12     1.40 - 1.60  (22.52) - (22.41)
                                                  2001  18,484    1.270 - 1.272   23,511     0.69     1.40 - 1.60    (6.61) - (1.85)
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                  2003     504    1.043 - 1.398      604       --     1.40 - 2.15       4.78 - 38.13
                                                  2002      58            0.758       44       --            1.40               1.74
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                  2003     180    1.027 - 1.319      210     0.51     1.40 - 1.80      27.69 - 28.38
                                                  2002      31            0.800       25     0.62            1.40             (5.55)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares             2003  22,417    0.935 - 1.140   21,951     1.87     1.40 - 2.10       5.08 - 12.16
                                                  2002  19,974    0.836 - 0.983   17,101     2.12     1.40 - 1.70    (8.24) - (7.90)
                                                  2001  14,319    0.910 - 1.069   13,094     2.07     1.40 - 1.70      (6.28) - 0.28
  Capital Appreciation Portfolio -
    Service Shares                                2003   5,228    0.657 - 1.220    4,135     0.26     1.40 - 2.10      17.23 - 18.49
                                                  2002   4,594    0.555 - 0.941    2,730     0.32     1.40 - 1.70  (17.34) - (17.11)
                                                  2001   3,949    0.671 - 1.137    2,703     1.03     1.40 - 1.70     (22.94) - 1.97
  Global Life Sciences Portfolio -
    Service Shares                                2003   2,381    0.801 - 1.268    1,925       --     1.40 - 1.80      18.39 - 24.42
                                                  2002   2,756    0.645 - 0.647    1,783       --     1.40 - 1.60  (30.65) - (30.50)
                                                  2001   3,296    0.930 - 0.931    3,069       --     1.40 - 1.60   (17.97) - (1.17)

  Global Technology Portfolio - Service Shares    2003   7,657    0.347 - 1.473    2,707       --     1.40 - 1.80      33.67 - 44.21
                                                  2002   8,203    0.241 - 0.242    1,982       --     1.40 - 1.60  (41.79) - (41.69)
                                                  2001   9,220    0.414 - 0.415    3,827     0.66     1.40 - 1.60  (38.24) - (15.68)
  Mid Cap Value Portfolio - Service Shares        2003   1,624    1.337 - 1.343    2,178     0.12     1.40 - 2.10      33.70 - 34.30

  Worldwide Growth Portfolio - Service Shares     2003  23,879    0.541 - 1.288   14,139     0.85     1.40 - 2.10      20.86 - 28.96
                                                  2002  25,807    0.444 - 0.855   12,055     0.58     1.40 - 1.70  (26.97) - (26.77)
                                                  2001  25,538    0.608 - 1.168   15,710     0.28     1.40 - 1.70     (23.68) - 4.75
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio           2003       3            1.336        4       --            1.40              17.92
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                     2003     177    1.239 - 1.244      219     1.24     1.40 - 2.00      10.82 - 16.26

  Mid-Cap Value Portfolio                         2003     193    1.256 - 1.260      243     0.95     1.40 - 1.80       7.06 - 16.45

                                                                                           INVEST-      EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)      RATIO(2)    TOTAL RETURN(3)
                                                ENDED   UNITS       LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------  ------    -------------  -------  ---------   -----------  -----------------
MORGAN STANLEY VARIABLE INVESTMENT
SERIES (CLASS Y)
  Dividend Growth Portfolio                       2003     163    1.093 - 1.095      179     0.65     1.60 - 2.15       1.58 - 10.61

  Equity Portfolio                                2003      14            1.079       15     0.02            2.15               2.47

  S&P 500 Index Portfolio                         2003   1,702    1.092 - 1.094    1,861       --     1.60 - 2.15       5.81 - 10.28
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class    2003     454    1.045 - 1.048      475     0.38     1.40 - 1.80      (0.48) - 0.58

  Total Return Portfolio - Administrative Class   2003  21,507    1.025 - 1.173   25,082     2.88     1.40 - 2.00        0.29 - 3.62
                                                  2002  23,768    1.129 - 1.132   26,914     4.04     1.40 - 1.60        7.42 - 7.50
                                                  2001   5,440    1.051 - 1.053    5,728     2.49     1.40 - 1.60        4.06 - 5.30
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                               2003     456    0.725 - 0.728      332       --     1.40 - 1.60      29.93 - 30.00
                                                  2002     482    0.558 - 0.560      269       --     1.40 - 1.60  (30.68) - (30.52)
                                                  2001     162    0.805 - 0.806      130       --     1.40 - 1.60   (12.49) - (2.07)
  Putnam VT International Equity Fund -
    Class IB Shares                               2003   2,345    0.877 - 1.334    2,112     1.10     1.40 - 1.80      26.37 - 34.88
                                                  2002   2,646    0.694 - 0.696    1,842     0.43     1.40 - 1.60  (18.93) - (18.79)
                                                  2001   1,024    0.856 - 0.857      878       --     1.40 - 1.60  (14.47) - (10.27)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2003   2,378    1.288 - 1.547    3,086     0.33     1.40 - 2.00      28.28 - 47.66
                                                  2002   2,335    0.874 - 0.877    2,048     0.15     1.40 - 1.60  (19.60) - (19.39)
                                                  2001     844    1.087 - 1.088      919       --     1.40 - 1.60        1.68 - 3.52
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                          2003  23,104    1.136 - 1.549   33,400     0.28     1.40 - 2.15      13.10 - 38.70
                                                  2002  20,494    0.831 - 1.130   21,867     0.47     1.40 - 1.70  (26.33) - (26.10)
                                                  2001  14,344    1.128 - 1.529   21,772     1.04     1.40 - 1.70      (3.78) - 5.22

  High Yield Bond Fund - Class I                  2003   8,517    1.068 - 1.367   11,217     7.54     1.40 - 2.15       2.69 - 22.49
                                                  2002   6,078    1.095 - 1.116    6,758     8.50     1.40 - 1.70        5.49 - 5.78
                                                  2001   4,579    1.038 - 1.055    4,826     9.65     1.40 - 1.70      (2.41) - 3.74

  Investors Fund - Class I                        2003  22,286    1.116 - 1.346   26,696     1.44     1.40 - 2.15      12.90 - 33.80
                                                  2002  23,029    0.858 - 0.923   21,131     1.16     1.40 - 1.70  (24.34) - (24.10)
                                                  2001  20,984    1.134 - 1.216   25,498     0.89     1.40 - 1.70      (7.19) - 4.22

  Large Cap Growth Fund - Class I                 2003     838    1.137 - 1.439    1,012     0.03     1.40 - 2.15       9.75 - 42.50
                                                  2002      38            0.800       30       --            1.40             (9.09)

  Small Cap Growth Fund - Class I                 2003  12,349    0.849 - 1.555   12,666       --     1.40 - 2.15       6.11 - 53.87
                                                  2002   8,671    0.579 - 0.808    5,497       --     1.40 - 1.70  (35.83) - (35.66)
                                                  2001   5,839    0.901 - 1.257    5,360       --     1.40 - 1.70      (8.51) - 9.02

  Strategic Bond Fund - Class I                   2003  21,155    1.014 - 1.372   26,860     6.22     1.40 - 2.15       2.52 - 11.64
                                                  2002  15,133    1.085 - 1.229   18,013     5.85     1.40 - 1.70        7.00 - 7.34
                                                  2001   8,884    1.014 - 1.145   10,152     5.65     1.40 - 1.70      (0.29) - 5.43
SCUDDER VARIABLE SERIES I
  Growth and Income Portfolio - Class B           2003     228    1.126 - 1.130      257       --     1.60 - 2.15       3.20 - 10.71
SCUDDER VARIABLE SERIES II
  Scudder International Select Equity
    Portfolio - Class B                           2003     524    1.208 - 1.212      634       --     1.60 - 2.15       6.70 - 16.59

                                                                                           INVEST-      EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)      RATIO(2)    TOTAL RETURN(3)
                                                ENDED   UNITS       LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------  ------    -------------  -------  ---------   -----------  -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                2003  11,368    1.227 - 1.450   16,477     2.95     1.40 - 1.80      11.24 - 24.46
                                                  2002  12,542    1.161 - 1.165   14,606     7.22     1.40 - 1.60    (8.44) - (8.27)
                                                  2001  13,266    1.268 - 1.270   16,848     1.91     1.40 - 1.60    (4.88) - (2.23)

  Disciplined Mid Cap Stock Portfolio             2003   8,298    1.369 - 1.869   15,466     0.30     1.40 - 2.00      19.56 - 35.21
                                                  2002   8,980    1.412 - 1.417   12,725     0.55     1.40 - 1.60  (15.70) - (15.50)
                                                  2001   8,550    1.675 - 1.677   14,343     0.28     1.40 - 1.60    (5.41) - (4.56)

  Equity Income Portfolio                         2003  39,465    1.137 - 1.670   63,737     0.97     1.40 - 2.15       9.72 - 33.50
                                                  2002  37,340    0.956 - 1.291   47,546     1.03     1.40 - 1.70  (15.40) - (15.12)
                                                  2001  38,780    1.130 - 1.521   58,951     1.05     1.40 - 1.70      (7.93) - 1.80

  Federated High Yield Portfolio                  2003  17,731    1.188 - 1.345   23,825     7.14     1.40 - 2.00      15.56 - 20.74
                                                  2002  17,681    1.110 - 1.114   19,697    17.33     1.40 - 1.60        2.02 - 2.30
                                                  2001  18,790    1.088 - 1.089   20,467    11.70     1.40 - 1.60      (2.68) - 0.46

  Federated Stock Portfolio                       2003   9,284    1.304 - 1.593   14,788     1.40     1.40 - 1.80      25.59 - 30.53
                                                  2002  10,835    1.262 - 1.266   13,719     2.59     1.40 - 1.60  (20.58) - (20.48)
                                                  2001  12,271    1.589 - 1.592   19,532     1.23     1.40 - 1.60      (1.79) - 0.25

  Large Cap Portfolio                             2003  29,057    1.059 - 1.366   38,854     0.41     1.40 - 2.15       8.99 - 23.89
                                                  2002  29,244    0.864 - 1.111   32,121     0.46     1.40 - 1.70  (24.08) - (23.85)
                                                  2001  32,639    1.138 - 1.459   47,594     0.46     1.40 - 1.70            (18.49)

  Lazard International Stock Portfolio            2003  22,800    1.004 - 1.323   23,042     1.70     1.40 - 2.00      26.61 - 32.50
                                                  2002  26,732    0.793 - 0.796   21,285     1.92     1.40 - 1.60  (14.36) - (14.22)
                                                  2001  31,176    0.926 - 0.928   28,922     0.15     1.40 - 1.60  (27.22) - (15.97)

  Merrill Lynch Large Cap Core Portfolio          2003   1,290    0.803 - 1.240    1,043     0.63     1.40 - 1.80       8.20 - 19.56
                                                  2002   1,549    0.673 - 0.675    1,046     0.51     1.40 - 1.60  (26.37) - (26.23)
                                                  2001   2,121    0.914 - 0.915    1,941     0.04     1.40 - 1.60   (23.56) - (7.21)

  MFS Emerging Growth Portfolio                   2003  18,373    1.126 - 1.286   20,802       --     1.40 - 2.00       6.81 - 27.33
                                                  2002  21,025    0.886 - 0.889   18,690       --     1.40 - 1.60  (35.28) - (35.16)
                                                  2001  25,915    1.369 - 1.371   35,529       --     1.40 - 1.60  (37.08) - (17.33)

  MFS Mid Cap Growth Portfolio                    2003  14,574    0.878 - 1.355   12,880       --     1.40 - 2.00       7.71 - 35.22
                                                  2002  15,158    0.651 - 0.653    9,904       --     1.40 - 1.60  (49.65) - (49.58)
                                                  2001  16,927    1.293 - 1.295   21,921       --     1.40 - 1.60   (24.75) - (2.93)

  Pioneer Fund Portfolio                          2003      13            1.217       16     1.42            1.40              14.70

  Travelers Quality Bond Portfolio                2003  28,711    1.045 - 1.383   39,677     4.40     1.40 - 2.00        2.05 - 5.49
                                                  2002  33,335    1.306 - 1.311   43,704     7.29     1.40 - 1.60        4.06 - 4.30
                                                  2001  35,290    1.255 - 1.257   44,347     3.44     1.40 - 1.60        1.54 - 5.63
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Emerging Markets Equity Portfolio - Class I     2003   4,383    1.081 - 1.684    5,373       --     1.40 - 2.15      15.77 - 55.78
                                                  2002   3,404    0.734 - 1.142    2,611       --     1.40 - 1.70  (10.46) - (10.12)
                                                  2001   3,554    0.819 - 1.272    2,966       --     1.40 - 1.70      (9.20) - 8.63

                                                                                           INVEST-      EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)      RATIO(2)    TOTAL RETURN(3)
                                                ENDED   UNITS       LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------  ------    -------------  -------  ---------   -----------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CONTINUED)
  Equity and Income Portfolio - Class II          2003   4,128    1.096 - 1.161    4,741     1.08     1.50 - 2.15       9.68 - 14.75

  Equity Growth Portfolio - Class I               2003  10,728    0.600 - 1.261    8,201       --     1.40 - 2.15       7.71 - 23.43
                                                  2002   9,321    0.488 - 0.830    5,110     0.18     1.40 - 1.70  (29.05) - (28.78)
                                                  2001   7,880    0.687 - 1.168    5,517       --     1.40 - 1.70   (16.40) - (0.43)

  Global Franchise Portfolio - Class II           2003   2,850    1.161 - 1.223    3,459       --     1.50 - 2.15      12.48 - 21.69

  Global Value Equity Portfolio - Class I         2003  14,042    1.062 - 1.357   15,560       --     1.40 - 2.15      14.53 - 38.75
                                                  2002  10,867    0.837 - 0.902    9,216     1.22     1.40 - 1.70  (18.26) - (18.05)
                                                  2001   9,816    1.023 - 1.101   10,063     1.16     1.40 - 1.70      (8.32) - 1.29

  Mid Cap Growth Portfolio - Class I              2003  12,450    0.566 - 1.418    9,232       --     1.40 - 2.15       9.02 - 39.80
                                                  2002  11,028    0.406 - 0.801    5,262       --     1.40 - 1.70  (32.35) - (32.17)
                                                  2001   9,605    0.599 - 1.181    5,879       --     1.40 - 1.70     (30.31) - 5.07

  Small Company Growth Portfolio - Class II       2003     875    1.228 - 1.360    1,173       --     1.50 - 2.15       5.59 - 32.94

  Technology Portfolio - Class I                  2003  12,556    0.241 - 1.414    4,081       --     1.40 - 2.10      33.02 - 46.06
                                                  2002  13,864    0.165 - 0.679    2,532       --     1.40 - 1.70  (49.85) - (49.70)
                                                  2001  15,285    0.329 - 1.350    5,154       --     1.40 - 1.70   (49.54) - (0.37)

  U.S. Mid Cap Core Portfolio - Class I           2003  19,142    1.195 - 1.456   24,279       --     1.40 - 2.15      12.23 - 44.72
                                                  2002  18,155    0.859 - 0.914   16,362       --     1.40 - 1.70  (29.24) - (29.04)
                                                  2001  14,688    1.214 - 1.288   18,885       --     1.40 - 1.70      (4.45) - 6.21

  U.S. Real Estate Portfolio - Class I            2003   8,257    1.182 - 1.571   12,345       --     1.40 - 2.15       8.72 - 35.66
                                                  2002   6,036    1.076 - 1.158    6,818     3.60     1.40 - 1.70    (2.45) - (2.20)
                                                  2001   4,025    1.103 - 1.184    4,747     4.85     1.40 - 1.70        2.99 - 8.33
  Core Plus Fixed Income Portfolio -
  Class II                                        2003   2,616    1.000 - 1.011    2,639     0.02     1.50 - 2.15        0.50 - 2.65

  Value Portfolio - Class I                       2003  17,604    1.069 - 1.378   19,464       --     1.40 - 2.15       8.60 - 37.74
                                                  2002  16,433    0.810 - 0.886   13,534     1.01     1.40 - 1.70  (23.46) - (23.23)
                                                  2001  14,104    1.057 - 1.155   14,957     1.19     1.40 - 1.70      (2.67) - 5.29
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio              2003   3,462    0.560 - 1.303    2,162       --     1.40 - 2.15       4.80 - 27.75
                                                  2002   3,045    0.440 - 0.442    1,344       --     1.40 - 1.60  (24.83) - (19.41)
                                                  2001   2,102            0.588    1,236       --            1.40            (24.90)

  MFS Total Return Portfolio                      2003  55,901    1.067 - 1.606   88,945     2.29     1.40 - 2.15       6.68 - 17.38
                                                  2002  57,692    1.392 - 1.397   80,610     5.86     1.40 - 1.60    (6.76) - (6.62)
                                                  2001  59,309    1.493 - 1.496   88,710     2.73     1.40 - 1.60    (1.38) - (0.47)

  Pioneer Strategic Income Portfolio              2003   3,909            1.316    5,143     8.62            1.40              17.92
                                                  2002   4,570            1.116    5,101    21.73            1.40               4.40
                                                  2001   5,472            1.069    5,849     7.83            1.40               2.79
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                2003     140            0.999      140     0.34            1.40                 --

                                                                                           INVEST-      EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)      RATIO(2)    TOTAL RETURN(3)
                                                ENDED   UNITS       LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------  ------    -------------  -------  ---------   -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Aggressive Growth Portfolio        2003  17,803    0.828 - 0.833   14,816       --     1.40 - 1.60      32.27 - 32.64
                                                  2002  15,110    0.626 - 0.628    9,481       --     1.40 - 1.60  (33.69) - (33.54)
                                                  2001   6,848    0.944 - 0.945    6,470       --     1.40 - 1.60    (8.70) - (5.41)
Smith Barney Large Capitalization
  Growth Portfolio                                2003   5,978    0.975 - 0.980    5,857     0.03     1.40 - 1.60      45.31 - 45.62
                                                  2002   2,926    0.671 - 0.673    1,970     0.43     1.40 - 1.60  (25.94) - (25.88)
                                                  2001     940    0.906 - 0.908      853       --     1.40 - 1.60    (6.97) - (3.10)

Strategic Equity Portfolio                        2003  34,287    1.284 - 1.318   44,269       --     1.40 - 1.80      18.95 - 30.67
                                                  2002  40,012    0.984 - 0.988   39,525     0.55     1.40 - 1.60  (34.66) - (34.48)
                                                  2001  50,082    1.506 - 1.508   75,534     0.20     1.40 - 1.60  (14.56) - (10.41)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares             2003   3,294            1.160    3,821     1.01            1.40              29.18
                                                  2002   3,145            0.898    2,824     0.76            1.40            (20.39)
                                                  2001   3,175            1.128    3,581       --            1.40             (3.84)

  Comstock Portfolio - Class II Shares            2003  46,662    1.043 - 1.333   52,338     0.72     1.40 - 2.15      10.02 - 31.36
                                                  2002  34,293    0.811 - 0.869   28,633     0.38     1.40 - 1.70  (20.75) - (20.51)
                                                  2001  15,513    1.023 - 1.095   15,957       --     1.40 - 1.70      (6.06) - 1.67

  Emerging Growth Portfolio - Class I Shares      2003   7,291            1.214    8,850       --            1.40              25.54
                                                  2002   8,169            0.967    7,896     0.36            1.40            (33.40)
                                                  2001   9,618            1.452   13,964     0.11            1.40            (32.47)

  Emerging Growth Portfolio - Class II Shares     2003  14,679    0.550 - 1.255   10,898       --     1.40 - 2.15       3.93 - 25.40
                                                  2002  11,849    0.440 - 0.753    5,882     0.05     1.40 - 1.70  (33.77) - (33.58)
                                                  2001   8,035    0.663 - 1.135    5,533       --     1.40 - 1.70     (32.66) - 2.81

  Enterprise Portfolio - Class I Shares           2003   9,561            0.768    7,343     0.52            1.40              24.07
                                                  2002  10,975            0.619    6,790     0.50            1.40            (30.29)
                                                  2001  13,325            0.888   11,831     0.20            1.40            (21.55)

  Enterprise Portfolio - Class II Shares          2003   5,778    0.668 - 1.270    4,753     0.23     1.40 - 2.15      10.17 - 24.66
                                                  2002   4,839    0.540 - 0.825    2,844     0.17     1.40 - 1.70  (30.78) - (30.60)
                                                  2001   3,977    0.779 - 1.189    3,167     0.01     1.40 - 1.70     (21.66) - 1.89

  Government Portfolio - Class I Shares           2003   6,355            1.271    8,074     4.75            1.40               0.39
                                                  2002   8,078            1.266   10,230     2.65            1.40               8.02
                                                  2001   3,330            1.172    3,901     5.28            1.40               5.49

  Government Portfolio - Class II Shares          2003  29,050    0.979 - 1.139   31,686     4.27     1.40 - 2.15      (0.80) - 1.66
                                                  2002  27,855    1.072 - 1.138   31,017     2.21     1.40 - 1.70        7.41 - 7.87
                                                  2001   7,659    0.998 - 1.055    8,061     0.78     1.40 - 1.70      (1.09) - 4.56

  Growth and Income Portfolio - Class I Shares    2003  10,289            1.335   13,732     0.97            1.40              26.30
                                                  2002  11,034            1.057   11,663     1.06            1.40            (15.71)
                                                  2001  12,134            1.254   15,215     0.06            1.40             (7.11)

  Growth and Income Portfolio - Class II Shares   2003  30,385    1.010 - 1.312   34,145     0.61     1.40 - 2.15      12.04 - 30.03
                                                  2002  20,100    0.804 - 0.937   17,178     0.63     1.40 - 1.70  (16.22) - (15.94)
                                                  2001  10,778    0.958 - 1.116   10,376       --     1.40 - 1.70      (7.34) - 2.01

                                                                                           INVEST-      EXPENSE
                                                 YEAR              UNIT VALUE      NET     MENT(1)      RATIO(2)    TOTAL RETURN(3)
                                                ENDED   UNITS       LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                ------  ------    -------------  -------  ---------   -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Money Market Portfolio - Class I Shares         2003   5,728            1.115    6,389     0.58            1.40             (0.89)
                                                  2002   7,146            1.125    8,037     1.22            1.40             (0.18)
                                                  2001   9,462            1.127   10,662     3.39            1.40               2.27

  Money Market Portfolio - Class II Shares        2003  18,595    0.979 - 1.006   18,487     0.32     1.40 - 2.15    (1.41) - (0.30)
                                                  2002  18,808    0.993 - 1.017   18,987     0.94     1.40 - 1.70    (0.70) - (0.49)
                                                  2001  10,354    1.000 - 1.022   10,568     2.17     1.40 - 1.70      (0.10) - 1.89
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class 2       2003  23,114    0.892 - 1.316   23,827     0.24     1.40 - 2.15       9.01 - 27.67
                                                  2002  14,478    0.707 - 0.997   10,920     0.60     1.40 - 1.70  (11.08) - (10.80)
                                                  2001   9,201    0.795 - 1.120    7,381     0.53     1.40 - 1.70     (13.76) - 3.32
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                             2003     894    0.756 - 1.252      730       --     1.40 - 1.80      23.13 - 26.85
                                                  2002   1,030            0.614      632     0.64            1.40             (8.77)
                                                  2001     101            0.673       68       --            1.40             (9.66)

  Mid Cap Portfolio - Service Class 2             2003  10,708    1.202 - 1.415   13,616     0.21     1.40 - 2.15       9.28 - 46.18
                                                  2002   6,637    0.883 - 0.997    6,010     0.44     1.40 - 1.70  (11.57) - (11.21)
                                                  2001   1,830    0.998 - 1.125    1,840       --     1.40 - 1.70        1.42 - 5.24


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       CAPITAL                                                     AIM V.I.
                                                    APPRECIATION                  MONEY MARKET                 PREMIER EQUITY
                                                        FUND                       PORTFOLIO                   FUND - SERIES I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    42,904,847     53,755,122     51,201,214     58,617,315      5,307,333      3,968,996
Accumulation units purchased and
  transferred from other funding options .     2,170,959     21,737,371    137,735,950    633,169,768        302,814      2,362,318
Accumulation units redeemed and
  transferred to other funding options ...    (8,014,741)   (32,580,607)   (162,442,610)  (640,585,869)     (710,051)    (1,023,981)
Annuity units ............................        (1,380)        (7,039)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    37,059,685     42,904,847     26,494,554     51,201,214      4,900,096      5,307,333
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  ALLIANCEBERNSTEIN               GLOBAL GROWTH                GROWTH FUND -
                                                   PREMIER GROWTH                 FUND - CLASS 2                  CLASS 2
                                                 PORTFOLIO - CLASS B                  SHARES                      SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    18,391,786     19,306,601             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .     1,582,731      4,397,330        105,182             --        139,194             --
Accumulation units redeemed and
  transferred to other funding options ...    (4,520,115)    (5,312,145)       (34,843)            --         (8,015)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    15,454,402     18,391,786         70,339             --        131,179             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                 DELAWARE
                                                    GROWTH-INCOME                  EMERGING                      VIP REIT
                                                    FUND - CLASS 2                  MARKETS                       SERIES -
                                                        SHARES                     PORTFOLIO                   STANDARD CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --      4,810,169      4,644,788      4,517,471      2,917,304
Accumulation units purchased and
  transferred from other funding options .     2,074,375             --     17,470,465     34,569,824      1,448,849      3,323,019
Accumulation units redeemed and
  transferred to other funding options ...       (26,934)            --    (18,028,574)   (34,404,443)      (959,962)    (1,722,852)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,047,441             --      4,252,060      4,810,169      5,006,358      4,517,471
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      DREYFUS VIF                 DREYFUS VIF
                                                     APPRECIATION                 DEVELOPING                   MUTUAL SHARES
                                                      PORTFOLIO -             LEADERS PORTFOLIO -            SECURITIES FUND -
                                                    INITIAL SHARES               INITIAL SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    10,983,258     11,973,053     20,248,033     19,162,389        201,578             --
Accumulation units purchased and
  transferred from other funding options .     1,232,994      2,363,382      5,204,686     34,357,981        974,005        244,365
Accumulation units redeemed and
  transferred to other funding options ...    (2,160,650)    (3,353,177)    (5,890,152)   (33,272,337)       (63,383)       (42,787)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    10,055,602     10,983,258     19,562,567     20,248,033      1,112,200        201,578
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                      TEMPLETON
                                                      DEVELOPING
                                                       MARKETS                 TEMPLETON GROWTH
                                                   SECURITIES FUND -           SECURITIES FUND -                APPRECIATION
                                                     CLASS 2 SHARES              CLASS 2 SHARES                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --        519,099             --     25,977,503     26,892,233
Accumulation units purchased and
  transferred from other funding options .       694,243             --      3,604,247        946,247      1,930,385      4,156,914
Accumulation units redeemed and
  transferred to other funding options ...      (689,514)            --     (2,434,989)      (427,148)    (3,057,713)    (5,071,644)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................         4,729             --      1,688,357        519,099     24,850,175     25,977,503
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  EQUITY INDEX
                                                DIVERSIFIED STRATEGIC              PORTFOLIO -                   FUNDAMENTAL
                                                  INCOME PORTFOLIO               CLASS II SHARES               VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    20,089,234     24,193,511     17,227,561     16,527,546     23,087,873     18,483,523
Accumulation units purchased and
  transferred from other funding options .       399,138      1,233,823      3,919,556      5,699,986      2,841,114     10,603,561
Accumulation units redeemed and
  transferred to other funding options ...    (2,863,907)    (5,333,133)    (3,222,041)    (4,999,971)    (3,286,300)    (5,999,211)
Annuity units ............................        (7,183)        (4,967)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    17,617,282     20,089,234     17,925,076     17,227,561     22,642,687     23,087,873
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   SALOMON BROTHERS             SALOMON BROTHERS
                                                  VARIABLE EMERGING             VARIABLE GROWTH &
                                                    GROWTH FUND -                 INCOME FUND -            BALANCED PORTFOLIO -
                                                    CLASS I SHARES               CLASS I SHARES               SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................        58,025             --         30,873             --     19,974,472     14,319,254
Accumulation units purchased and
  transferred from other funding options .       472,779         58,025        160,844         30,873      7,127,753      9,127,269
Accumulation units redeemed and
  transferred to other funding options ...       (27,187)            --        (11,982)            --     (4,685,575)    (3,472,051)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       503,617         58,025        179,735         30,873     22,416,650     19,974,472
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  GLOBAL LIFE
                                                CAPITAL APPRECIATION               SCIENCES                 GLOBAL TECHNOLOGY
                                                 PORTFOLIO - SERVICE               PORTFOLIO -             PORTFOLIO - SERVICE
                                                       SHARES                    SERVICE SHARES                    SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,593,834      3,949,467      2,756,370      3,296,077      8,202,696      9,219,963
Accumulation units purchased and
  transferred from other funding options .     1,201,309      1,621,813        283,338        812,255      1,285,319     12,145,508
Accumulation units redeemed and
  transferred to other funding options ...      (567,035)      (977,446)      (658,849)    (1,351,962)    (1,830,929)   (13,162,775)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     5,228,108      4,593,834      2,380,859      2,756,370      7,657,086      8,202,696
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                    JANUS ASPEN
                                                   SERIES MID CAP               STRATEGIC VALUE                  WORLDWIDE
                                                  VALUE PORTFOLIO -           PORTFOLIO - SERVICE            GROWTH PORTFOLIO -
                                                   SERVICE SHARES                    SHARES                    SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --      1,651,624      1,192,148     25,807,176     25,537,825
Accumulation units purchased and
  transferred from other funding options .     1,843,765             --         99,507        754,258     21,316,822     73,616,399
Accumulation units redeemed and
  transferred to other funding options ...      (219,812)            --     (1,751,131)      (294,782)   (23,244,803)   (73,347,048)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,623,953             --             --      1,651,624     23,879,195     25,807,176
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   GROWTH AND                     MID-CAP
                                                  LAZARD RETIREMENT                  INCOME                        VALUE
                                                 SMALL CAP PORTFOLIO                PORTFOLIO                    PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .         5,981             --        177,343             --        205,513             --
Accumulation units redeemed and
  transferred to other funding options ...        (2,647)            --           (800)            --        (12,373)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................         3,334             --        176,543             --        193,140             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   DIVIDEND GROWTH                                                 S&P 500
                                                      PORTFOLIO                 EQUITY PORTFOLIO               INDEX PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       156,561             --         14,351             --      1,695,330             --
Accumulation units redeemed and
  transferred to other funding options ...         6,676             --             --             --          6,657             --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       163,237             --         14,351             --      1,701,987             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     REAL RETURN                  TOTAL RETURN                    PUTNAM VT
                                                      PORTFOLIO -                   PORTFOLIO -                   DISCOVERY
                                                    ADMINISTRATIVE               ADMINISTRATIVE                 GROWTH FUND -
                                                        CLASS                         CLASS                    CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     23,768,249      5,440,200        481,745        161,667
Accumulation units purchased and
  transferred from other funding options .     1,023,554             --      8,680,941     26,993,472         80,722        385,596
Accumulation units redeemed and
  transferred to other funding options ...      (569,931)            --    (10,942,336)    (8,665,423)      (106,829)       (65,518)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       453,623             --     21,506,854     23,768,249        455,638        481,745
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                       PUTNAM VT                    PUTNAM VT
                                                     INTERNATIONAL                  SMALL CAP
                                                    EQUITY FUND -                 VALUE FUND -                 ALL CAP FUND -
                                                   CLASS IB SHARES               CLASS IB SHARES                  CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,646,407      1,023,810      2,335,057        844,392     20,494,156     14,344,357
Accumulation units purchased and
  transferred from other funding options .    64,473,647    195,795,174        812,230      2,250,017      5,486,391     11,084,516
Accumulation units redeemed and
  transferred to other funding options ...   (64,775,350)   (194,172,577)     (769,702)      (759,352)    (2,876,300)    (4,934,717)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,344,704      2,646,407      2,377,585      2,335,057     23,104,247     20,494,156
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     HIGH YIELD                                                  LARGE CAP
                                                     BOND FUND -                 INVESTORS FUND -              GROWTH FUND -
                                                       CLASS I                       CLASS I                      CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     6,077,876      4,578,532     23,029,147     20,984,315         37,706             --
Accumulation units purchased and
  transferred from other funding options .     4,036,993      2,334,426      3,770,294      8,201,684      5,064,961         37,706
Accumulation units redeemed and
  transferred to other funding options ...    (1,598,168)      (835,082)    (4,513,413)    (6,156,852)    (4,264,250)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     8,516,701      6,077,876     22,286,028     23,029,147        838,417         37,706
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      SMALL CAP                                                 GROWTH AND
                                                    GROWTH FUND -                 STRATEGIC BOND             INCOME PORTFOLIO -
                                                       CLASS I                    FUND - CLASS I                  CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     8,670,957      5,838,709     15,132,793      8,884,376             --             --
Accumulation units purchased and
  transferred from other funding options .     7,557,776     45,980,126      8,859,980      7,746,093        228,209             --
Accumulation units redeemed and
  transferred to other funding options ...    (3,879,578)   (43,147,878)    (2,838,080)    (1,497,676)            --             --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    12,349,155      8,670,957     21,154,693     15,132,793        228,209             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       SCUDDER
                                                    INTERNATIONAL
                                                    SELECT EQUITY                                               DISCIPLINED
                                                     PORTFOLIO -             CONVERTIBLE SECURITIES               MID CAP
                                                        CLASS B                     PORTFOLIO                 STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     12,541,535     13,265,808      8,979,824      8,550,318
Accumulation units purchased and
  transferred from other funding options .       519,327             --      1,669,381      6,174,127      1,331,114      3,785,499
Accumulation units redeemed and
  transferred to other funding options ...         5,100             --     (2,842,842)    (6,898,400)    (2,012,466)    (3,355,993)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       524,427             --     11,368,074     12,541,535      8,298,472      8,979,824
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     EQUITY INCOME               FEDERATED HIGH               FEDERATED STOCK
                                                       PORTFOLIO                YIELD PORTFOLIO                   PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    37,339,948     38,780,300     17,680,843     18,789,580     10,834,934     12,271,222
Accumulation units purchased and
  transferred from other funding options .     9,953,373      8,437,790     11,978,213      4,987,086        421,097      1,329,263
Accumulation units redeemed and
  transferred to other funding options ...    (7,825,502)    (9,877,923)   (11,924,783)    (6,091,305)    (1,969,782)    (2,757,470)
Annuity units ............................        (2,735)          (219)        (3,602)        (4,518)        (2,726)        (8,081)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    39,465,084     37,339,948     17,730,671     17,680,843      9,283,523     10,834,934
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                MERRILL LYNCH
                                                      LARGE CAP              LAZARD INTERNATIONAL                 LARGE CAP
                                                      PORTFOLIO                 STOCK PORTFOLIO                CORE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    29,244,417     32,639,254     26,732,289     31,176,455      1,548,975      2,121,150
Accumulation units purchased and
  transferred from other funding options .     4,705,898      4,038,369     93,443,684    424,432,087         51,945        202,348
Accumulation units redeemed and
  transferred to other funding options ...    (4,891,395)    (7,423,961)   (97,372,592)   (428,872,127)     (311,020)      (774,523)
Annuity units ............................        (2,020)        (9,245)        (3,288)        (4,126)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    29,056,900     29,244,417     22,800,093     26,732,289      1,289,900      1,548,975
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     MFS EMERGING                  MFS MID CAP                    MFS VALUE
                                                   GROWTH PORTFOLIO             GROWTH PORTFOLIO                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    21,025,122     25,914,563     15,158,336     16,927,386             --            500
Accumulation units purchased and
  transferred from other funding options .       615,474      1,798,371      1,745,966      3,376,594             --        103,038
Accumulation units redeemed and
  transferred to other funding options ...    (3,267,381)    (6,687,812)    (2,330,385)    (5,145,644)            --       (103,538)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    18,373,215     21,025,122     14,573,917     15,158,336             --             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                           ACTIVE INTERNATIONAL
                                                     PIONEER FUND               TRAVELERS QUALITY          ALLOCATION PORTFOLIO,
                                                      PORTFOLIO                  BOND PORTFOLIO                   CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     33,335,402     35,290,473      4,956,321      3,264,378
Accumulation units purchased and
  transferred from other funding options .        13,886             --     17,094,977     14,101,835      1,591,854      2,761,782
Accumulation units redeemed and
  transferred to other funding options ...        (1,044)            --    (21,719,171)   (16,056,906)    (6,548,175)    (1,069,839)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................        12,842             --     28,711,208     33,335,402             --      4,956,321
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                       EMERGING                   EQUITY AND
                                                       MARKETS                      INCOME                     EQUITY GROWTH
                                                  EQUITY PORTFOLIO,               PORTFOLIO -                    PORTFOLIO,
                                                       CLASS I                      CLASS II                      CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     3,403,651      3,554,280             --             --      9,320,745      7,880,171
Accumulation units purchased and
  transferred from other funding options .     1,639,170        702,088      4,387,874             --      2,766,256      3,605,453
Accumulation units redeemed and
  transferred to other funding options ...      (660,243)      (852,717)      (259,975)            --     (1,359,348)    (2,164,879)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     4,382,578      3,403,651      4,127,899             --     10,727,653      9,320,745
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   GLOBAL FRANCHISE               GLOBAL VALUE
                                                      PORTFOLIO -                    EQUITY                        MID CAP
                                                       CLASS II                    PORTFOLIO,                 GROWTH PORTFOLIO,
                                                        SHARES                       CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     10,866,652      9,815,872     11,027,544      9,605,300
Accumulation units purchased and
  transferred from other funding options .     2,974,984             --      4,468,121      2,720,034      2,615,752      4,214,871
Accumulation units redeemed and
  transferred to other funding options ...      (124,937)            --     (1,293,787)    (1,669,254)    (1,193,041)    (2,792,627)
Annuity units ............................            --             --            606             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,850,047             --     14,041,592     10,866,652     12,450,255     11,027,544
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SMALL COMPANY                                              U.S. MID CAP
                                                  GROWTH PORTFOLIO -               TECHNOLOGY                 CORE PORTFOLIO,
                                                       CLASS II                 PORTFOLIO, CLASS I                 CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     13,864,201     15,284,851     18,154,647     14,687,613
Accumulation units purchased and
  transferred from other funding options .       872,053             --      2,150,041      3,177,268      3,427,397      6,490,523
Accumulation units redeemed and
  transferred to other funding options ...         2,619             --     (3,458,222)    (4,597,918)    (2,439,597)    (3,023,489)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       874,672             --     12,556,020     13,864,201     19,142,447     18,154,647
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   UIF CORE
                                                      U.S. REAL                   PLUS FIXED
                                                       ESTATE                       INCOME
                                                      PORTFOLIO,                   PORTFOLIO -                VALUE PORTFOLIO,
                                                       CLASS I                      CLASS II                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     6,036,181      4,024,964             --             --     16,433,014     14,103,772
Accumulation units purchased and
  transferred from other funding options .     3,277,240      3,288,894      2,636,783             --      2,986,078      4,780,464
Accumulation units redeemed and
  transferred to other funding options ...    (1,057,142)    (1,277,677)       (21,245)            --     (1,814,734)    (2,451,222)
Annuity units ............................           465             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     8,256,744      6,036,181      2,615,538             --     17,604,358     16,433,014
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     AIM CAPITAL
                                                    APPRECIATION                   MFS TOTAL                 PIONEER STRATEGIC
                                                      PORTFOLIO                RETURN PORTFOLIO               INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     3,044,643      2,101,669     57,692,365     59,308,995      4,569,590      5,471,566
Accumulation units purchased and
  transferred from other funding options .       793,113      1,555,592      7,088,808     12,357,715        291,423        283,596
Accumulation units redeemed and
  transferred to other funding options ...      (376,032)      (612,618)    (8,871,688)   (13,967,967)      (952,428)    (1,185,572)
Annuity units ............................            --             --         (8,279)        (6,378)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,461,724      3,044,643     55,901,206     57,692,365      3,908,585      4,569,590
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SB ADJUSTABLE                 SMITH BARNEY                  SMITH BARNEY
                                                     RATE INCOME                   AGGRESSIVE                       LARGE
                                                    PORTFOLIO -                      GROWTH                    CAPITALIZATION
                                                   CLASS I SHARES                  PORTFOLIO                  GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     15,109,714      6,847,560      2,925,780        939,771
Accumulation units purchased and
  transferred from other funding options .       143,448             --      4,845,468     12,588,680      5,593,319      3,502,425
Accumulation units redeemed and
  transferred to other funding options ...        (3,002)            --     (2,152,184)    (4,326,526)    (2,540,611)    (1,516,416)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       140,446             --     17,802,998     15,109,714      5,978,488      2,925,780
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    COMSTOCK
                                                   STRATEGIC EQUITY                PORTFOLIO -              COMSTOCK PORTFOLIO -
                                                      PORTFOLIO                  CLASS I SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    40,012,126     50,082,287      3,145,076      3,175,023     34,293,105     15,513,087
Accumulation units purchased and
  transferred from other funding options .     1,834,752      3,477,867        581,322        748,648     17,796,501     25,058,636
Accumulation units redeemed and
  transferred to other funding options ...    (7,559,765)   (13,541,199)      (432,658)      (778,595)    (5,430,412)    (6,278,618)
Annuity units ............................            --         (6,829)            --             --          2,448             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    34,287,113     40,012,126      3,293,740      3,145,076     46,661,642     34,293,105
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 DOMESTIC INCOME              EMERGING GROWTH
                                                  DOMESTIC INCOME              PORTFOLIO CLASS II               PORTFOLIO -
                                                     PORTFOLIO                       SHARES                    CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --      3,566,483             --      3,741,022      8,168,531      9,617,726
Accumulation units purchased and
  transferred from other funding options .            --         36,818             --      2,308,110        380,544        286,550
Accumulation units redeemed and
  transferred to other funding options ...            --     (3,603,301)            --     (6,049,132)    (1,258,117)    (1,735,745)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................            --             --             --             --      7,290,958      8,168,531
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                      EMERGING
                                                       GROWTH                      ENTERPRISE                   ENTERPRISE
                                                    PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -
                                                   CLASS II SHARES               CLASS I SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    11,849,058      8,034,805     10,974,877     13,325,467      4,838,870      3,977,161
Accumulation units purchased and
  transferred from other funding options .     4,440,018      5,835,530        280,614        262,404      1,823,139      2,407,843
Accumulation units redeemed and
  transferred to other funding options ...    (1,610,044)    (2,021,277)    (1,694,007)    (2,612,994)      (887,024)    (1,546,134)
Annuity units ............................            --             --             --             --          2,596             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    14,679,032     11,849,058      9,561,484     10,974,877      5,777,581      4,838,870
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     GOVERNMENT                     GOVERNMENT                   GROWTH AND
                                                    PORTFOLIO -                    PORTFOLIO -               INCOME PORTFOLIO -
                                                   CLASS I SHARES                CLASS II SHARES               CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     8,077,581      3,329,608     27,855,429      7,659,436     11,033,781     12,134,238
Accumulation units purchased and
  transferred from other funding options .       572,146      5,769,232     11,452,353     24,871,905        472,699        529,540
Accumulation units redeemed and
  transferred to other funding options ...    (2,295,211)    (1,021,259)   (10,258,181)    (4,675,912)    (1,217,597)    (1,629,997)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     6,354,516      8,077,581     29,049,601     27,855,429     10,288,883     11,033,781
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      GROWTH AND                  MONEY MARKET                  MONEY MARKET
                                                  INCOME PORTFOLIO -              PORTFOLIO -                   PORTFOLIO -
                                                   CLASS II SHARES               CLASS I SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    20,099,926     10,777,974      7,145,522      9,461,724     18,807,691     10,353,505
Accumulation units purchased and
  transferred from other funding options .    13,088,529     11,839,070      1,734,323      3,946,351     17,534,001     18,488,172
Accumulation units redeemed and
  transferred to other funding options ...    (2,803,797)    (2,517,118)    (3,151,582)    (6,262,553)   (17,747,162)   (10,033,986)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    30,384,658     20,099,926      5,728,263      7,145,522     18,594,530     18,807,691
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                DYNAMIC CAPITAL
                                                    CONTRAFUND(R)                 APPRECIATION                     MID CAP
                                                     PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                   SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    14,477,548      9,201,280      1,029,633        101,442      6,637,192      1,829,900
Accumulation units purchased and
  transferred from other funding options .    11,096,552      8,556,576      2,005,343        956,652      5,761,934      6,080,204
Accumulation units redeemed and
  transferred to other funding options ...    (2,460,106)    (3,280,308)    (2,141,036)       (28,461)    (1,690,670)    (1,272,912)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    23,113,994     14,477,548        893,940      1,029,633     10,708,456      6,637,192
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                            COMBINED
                                               --------------------------------
                                                      2003              2002
                                                      ----              ----
Accumulation and annuity units
  beginning of year ....................        1,031,488,741       948,557,412
Accumulation units purchased and
  transferred from other funding options          618,901,387     1,814,396,999
Accumulation units redeemed and
  transferred to other funding options .         (602,772,625)   (1,731,414,268)
Annuity units ..........................              (25,098)          (51,402)
                                               --------------    --------------
Accumulation and annuity units
  end of year ..........................        1,047,592,405     1,031,488,741
                                               ==============    ==============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Fund ABD II for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD II for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD II for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Hartford, Connecticut
March 19, 2004

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund ABD II for Variable Annuities or shares of Fund ABD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



FNDABDII (Annual) (12-03) Printed in U.S.A.



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                               PREMIER ADVISERS II
                               PREMIER ADVISER III



                       STATEMENT OF ADDITIONAL INFORMATION



                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-21250S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the year ended December 31, 2003 Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 Statement of Investments as of December 31, 2003 Notes to Financial Statements

     The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

     Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002 Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001 Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 Notes to Financial Statements

(b)  EXHIBITS

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

      3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        4. Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

        5.        None.

      6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)
       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

        7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 29, 1997.)

       10.        Consent of KPMG LLP, Independent Auditors. Filed herewith.

       11         Not applicable.

       12.        Not applicable.

       13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65500 filed April 19, 2002.)

      15(a) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 6 filed April 17, 2000.)

      15(b) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No.
                  7 filed February 26, 2001.)

      15(c) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen L.. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65500 filed April 19, 2002.)


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
------------------           ----------------------

George C. Kokulis*           Director, Chairman, President and
                             Chief Executive Officer

Glenn D. Lammey*             Director, Senior Executive Vice President,
                             Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*         Director and Executive Vice President

Edward W. Cassidy*           Senior Vice President

Winifred Grimaldi*           Senior Vice President

Marla Berman Lewitus*        Director, Senior Vice President and General Counsel

Brendan Lynch*               Senior Vice President

David A. Tyson*              Senior Vice President

David A. Golino*             Vice President and Controller

Donald R. Munson, Jr.*       Vice President

Mark Remington*              Vice President

Tim W. Still*                Vice President

Bennett Kleinberg*           Vice President

Dawn Fredette*               Vice President

George E. Eknaian*           Vice President and Chief Actuary

Linn K. Richardson*          Second Vice President and Actuary

Paul Weissman*               Second Vice President and Actuary

Ernest J. Wright*            Vice President and Secretary

Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel

Principal Business Address:

      *  The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 2,833 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President,
                                           Chief Executive Officer and
                                           Chief Operating Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising
                                           Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 27th day of April, 2004.


                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                               By: *GLENN D. LAMMEY
                                   ---------------------------------------------
                                   Glenn D. Lammey, Chief Financial Officer,
                                   Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2004.


*GEORGE C. KOKULIS                     Director, President and Chief Executive
---------------------------------      Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                       Director, Chief Financial Officer, Chief
---------------------------------      Accounting Officer (Principal Financial
(Glenn D. Lammey)                      Officer)

*MARLA BERMAN LEWITUS                  Director
---------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                   Director
---------------------------------
(Kathleen L. Preston)



*By:     /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
      10.        Consent of KPMG LLP, Independent Auditors.      Electronically